As Filed with the Securities and Exchange Commission on April 21, 2016

Registration Nos.: 333-176926; 811-05817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 9     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53     ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on April 22, 2016 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

This Prospectus describes the Great-West Smart Track® Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York. The Contract may be owned by one or two individuals, or by a grantor trust with only one individual grantor or with two Grantors who are one another’s Spouse as of the Effective Date.

When you contribute money to the Great-West Smart Track® Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.

Investment Segment Portfolios:

Alger Small Cap Growth Portfolio – Class I-2*

Alger SMid Cap Growth Portfolio – Class I-2*

ALPS/ Alerian Energy Infrastructure Portfolio – Class III

ALPS/ Red Rocks Listed Private Equity Portfolio – Class III

American Century Investments VP Inflation Protection Fund – Class II

American Century Investments VP Mid Cap Value Fund – Class II

American Century Investments VP Value Fund – Class II

American Funds Insurance Series International Fund – Class 4

American Funds Insurance Series New World Fund – Class 4

BlackRock Global Allocation V.I. – Class III

BlackRock High Yield V.I. – Class III

ClearBridge Variable Small Cap Growth Portfolio – Class II

Columbia Variable Portfolio Small Cap Value Fund – Class 2*

Delaware VIP Emerging Markets Series – Service Class

Delaware VIP International Value Equity Series – Service Class

Delaware VIP REIT Series – Service Class

Delaware VIP Small Cap Value Series – Service Class

Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP) – Class B

Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP) – Class B

Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP) – Class B*

Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP) – Class B*

Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares*

Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares*

Dreyfus Variable Investment Fund International Value Portfolio – Service Shares*

Eaton Vance VT Floating-Rate Income Fund – Initial Class

Franklin Income VIP Fund – Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

Goldman Sachs VIT Strategic Income Fund – Advisor Shares

Goldman Sachs VIT U.S. Equity Insights Fund – Service Shares

Great-West Ariel Mid Cap Value Fund – Initial Class

The date of this Prospectus is April 22, 2016.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Great-West Bond Index Fund – Initial Class

Great-West Federated Bond Fund – Initial Class

Great-West Goldman Sachs Mid Cap Value Fund – Initial Class

Great-West International Index Fund – Initial Class

Great-West Invesco Small Cap Value Fund – Initial Class

Great-West Loomis Sayles Bond Fund – Initial Class

Great-West Loomis Sayles Small Cap Value Fund – Initial Class

Great-West MFS International Growth Fund – Initial Class

Great-West MFS International Value Fund – Initial Class

Great-West Money Market Fund – Initial Class

(effective October 14, 2016, this Portfolio will be renamed the Great-West Government Money Market Fund)

Great-West Multi-Manager Large Cap Growth Fund – Initial Class

Great-West Multi-Manager Small Cap Growth Fund – Initial Class

Great-West Putnam Equity Income Fund – Initial Class

Great-West Putnam High Yield Bond Fund – Initial Class

Great-West Real Estate Index Fund – Initial Class

Great-West S&P 500® Index Fund – Initial Class

Great-West S&P Mid Cap 400® Index Fund – Initial Class

Great-West S&P Small Cap 600® Index Fund – Initial Class

Great-West Short Duration Bond Fund – Initial Class

Great-West Stock Index Fund – Initial Class

Great-West Templeton Global Bond Fund – Initial Class

Great-West T. Rowe Price Mid Cap Growth Fund – Initial Class

Great-West U.S. Government Mortgage Securities Fund – Initial Class

Great-West Aggressive Profile I Fund – Initial Class

Great-West Moderately Aggressive Profile I Fund – Initial Class

Great-West Moderate Profile I Fund – Initial Class

Great-West Moderately Conservative Profile I Fund – Initial Class

Great-West Conservative Profile I Fund – Initial Class

Great-West Lifetime 2015 Fund II – Class T

(effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2015 Fund III – Class T)

Great-West Lifetime 2015 Fund III – Class T

(effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2015 Fund – Class T)

Great-West Lifetime 2020 Fund – Class T**

Great-West Lifetime 2025 Fund II – Class T

(effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2025 Fund III – Class T)

Great-West Lifetime 2025 Fund III – Class T

(effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2025 Fund – Class T)

Great-West Lifetime 2030 Fund – Class T**

Great-West Lifetime 2035 Fund II – Class T

(effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2035 Fund III – Class T)

Great-West Lifetime 2035 Fund III – Class T

(effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2035 Fund – Class T)

Great-West Lifetime 2040 Fund – Class T**

Great-West Lifetime 2045 Fund II – Class T

(effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2045 Fund III – Class T)

Great-West Lifetime 2045 Fund III – Class T

(effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2045 Fund – Class T)

Great-West Lifetime 2050 Fund – Class T**

Great-West Lifetime 2055 Fund II – Class T

(effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2055 Fund III – Class T)

Great-West Lifetime 2055 Fund III – Class T

(effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2055 Fund – Class T)

Invesco V.I. Core Equity Fund – Series II*

Invesco V.I. Global Real Estate Fund – Series II

Invesco V.I. Growth and Income Fund – Series II

Invesco V.I. International Growth Fund – Series II

Invesco V.I. Small Cap Equity Fund – Series II

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Ivy Funds VIP Energy Fund

Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares*

Janus Aspen Series Balanced Portfolio – Service Shares

Janus Aspen Series Enterprise Portfolio – Service Shares

Janus Aspen Series Flexible Bond Portfolio – Service Shares

Janus Aspen Series Overseas Portfolio – Service Shares*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 2

Lazard Retirement US Small-Mid Cap Equity Portfolio – Service Shares*

Lord Abbett Series Developing Growth Portfolio– Class VC

MFS VIT II Blended Research Core Equity Portfolio – Service Class

MFS VIT II Technology Portfolio – Service Class

Neuberger Berman AMT Socially Responsive Portfolio – S Class

Oppenheimer Main Street Small Cap VA – Service Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio – Advisor Class

PIMCO VIT Low Duration Portfolio – Advisor Class

PIMCO VIT Real Return Portfolio – Advisor Class

PIMCO VIT Short-Term Portfolio – Advisor Class

PIMCO VIT Total Return Portfolio – Advisor Class

Putnam VT Absolute Return 500 Fund – Class IB

Putnam VT American Government Income Fund – Class IB

Putnam VT Capital Opportunities Fund – Class IB

Putnam VT Global Asset Allocation Fund – Class IB

Putnam VT Global Equity Fund – Class IB

Putnam VT Growth & Income Fund – Class IB

Putnam VT Growth Opportunities Fund – Class IB

Putnam VT Income Fund – Class IB

Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB

Putnam VT International Value Fund – Class IB

Putnam VT Investors Fund – Class IB

Putnam VT Research Fund – Class IB

Putnam VT Small Cap Value Fund – Class IB

Putnam VT Voyager Fund – Class IB

T. Rowe Price Blue Chip Growth Portfolio – Class II

T. Rowe Price Health Sciences Portfolio II

The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio – Class II*

VanEck VIP Global Hard Assets Fund – Class S

*	The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
**	The Sub-Account investing in this Portfolio will become available beginning April 29, 2016.

Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West SecureFoundation® Balanced Fund – Class L

At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Great-West Smart Track® Variable Annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any amendments and endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders, amendments and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated April 22, 2016 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus.

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You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

10 Year Treasury Yield (10YR) – The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, ‘Annuitant’ means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the ‘Primary Annuitant.’

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Great-West Smart Track® Variable Annuity Structure

Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday. (If your Contract was issued prior to December 31, 2014, it may state the age for the Annuity Commencement Date as the Annuitant’s 91st birthday if no Payout Election Date has been established. Effective December 31, 2014, the Annuity Commencement Date for all Contracts is the Annuitants’ 99th birthday if no Payout Election Date has been established. This change will not adversely effect Owners, as it provides additional years in which Owners can exercise the full range of rights and privileges under the Contract. You may still select a Payout Election Date at the Annuitant’s 91st birthday, or at another time during those intervening years, if desired.)

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Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.

Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Class L
•	Any other Portfolio we approve for the GLWB

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of the GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract years, anniversaries, and quarters are measured from the Effective Date.

Excess Withdrawal – An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment. The GLWB Rider is

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initiated by allocating Contributions to an Income Segment Covered Fund. All guarantees are subject to the claims paying ability of Great-West.

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.

Grantor(s) – The natural person(s) who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.

Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.

Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

Income Segment – Assets allocated to the Sub-Account associated with the optional GLWB Rider attached to the Contract.

Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the Investment option(s) selected by the Owner and will increase or decrease accordingly.

Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.

Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the Investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Interest Rate Reset – During the GAW Phase, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.

Joint Withdrawal Adjustment – The GAW% multiplied by 0.90, if there are two Covered Persons.

Mortality and Expense Risk Charge – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

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Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner pertain to the life, age or death of the Grantor(s).

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Qualified Annuity Contract – An annuity contract that the Owner intends to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date will be the preceding Business Day for that year.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.

Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax and other taxes, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

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Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Exchange Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.25%
Option 2: Guaranteed Minimum Death Benefit	0.45%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Account Value	0.45%
Optional GLWB Rider Fee Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	1.00%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.95%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Account Value	1.45%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.46	6.43[2]

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 Several of the Portfolios (the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc. and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Asset Allocation Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Asset Allocation Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

2 Total Annual Portfolio Operating Expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$688.00	$2,130.00	$3,668.00	$8,018.00

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$688.00	$2,130.00	$3,668.00	$8,018.00

(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$688.00	$2,130.00	$3,668.00	$8,018.00

Income Segment - Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$286.00	$920.00	$1,646.00	$3,931.00

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$286.00	$920.00	$1,646.00	$3,931.00

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(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$286.00	$920.00	$1,646.00	$3,931.00

Income Segment - Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$236.00	$763.00	$1,371.00	$3,312.00

(2) If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$236.00	$763.00	$1,371.00	$3,312.00

(3) If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$236.00	$763.00	$1,371.00	$3,312.00

These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions below in this Prospectus.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary

The Great-West Smart Track® Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with

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the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

How to contact the Retirement Resource Operations Center:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions.

You may purchase the Great-West Smart Track® Variable Annuity through a 1035 Exchange of another insurance contract.

Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Great-West Smart Track® Variable Annuity.

Right of Cancellation Period

After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. See your Contract for specific variations because any such state variations will be included in your Contract or in riders, amendments or endorsements attached to your Contract.

Payout Options

The Great-West Smart Track® Variable Annuity offers three payout options: (1) periodic withdrawals, (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.25%. If you choose Death Benefit option 2, this charge will be 0.45%.

This summary highlights some of the more significant aspects of the Great-West Smart Track® Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

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Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios. All guarantees are subject to the claims paying ability of Great-West.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

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Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.

Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.

Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.

If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary’s Web site for more information.

Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Segment are briefly described below, followed by the investment objective of the Covered Fund available under the Income Segment:

The Alger Portfolios, Inc. – advised by Fred Alger Management, Inc.

Alger Small Cap Growth Portfolio (Class I-2) seeks long term capital appreciation.*

Alger SMid Cap Growth Portfolio (Class I-2) seeks long term capital appreciation.*

ALPS/ Alerian Energy Infrastructure Portfolio – advised by ALPS Advisors, Inc.

ALPS/ Alerian Energy Infrastructure Portfolio (Class III) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.

ALPS/ Red Rocks Listed Private Equity Fund – advised by ALPS Advisors, Inc.

ALPS/ Red Rocks Listed Private Equity Fund (Class III) seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Variable Portfolios, Inc. – advised by American Century® Investment Management, Inc.

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American Century Investments VP Inflation Protection Fund (Class II) pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP Mid Cap Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company.

American Funds Insurance Series International Fund (Class 4) seeks long-term growth of capital.

American Funds Insurance Series New World Fund (Class 4) seeks long term capital appreciation.

BlackRock Portfolios – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. (Class III) seeks high total investment return.

BlackRock High Yield V.I. (Class III) seeks to maximize total return, consistent with income generation and prudent investment management.

ClearBridge Variable Funds – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Small Cap Growth Portfolio (Class II) seeks long-term growth of capital.

Columbia Funds Variable Insurance Trust – advised by Columbia Management Investment Advisors, LLC.

Columbia Variable Portfolio Small Cap Value Fund (Class 2) seeks long-term capital appreciation.*

Delaware VIP Trust – managed by Delaware Management Company.

Delaware VIP Emerging Markets Series (Service Class) seeks long term capital appreciation.

Delaware VIP International Value Equity Series (Service Class) seeks long-term growth without undue risk to principal.

Delaware VIP REIT Series (Service Class) seeks maximum long-term total return, with capital appreciation as a secondary objective.

Delaware VIP Small Cap Value Series (Service Class) seeks capital appreciation.

Deutsche Variable Series I (formerly DWS Variable Series I) – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP) (Class B) seeks to provide long-term growth of capital.

Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP) (Class B) seeks above-average capital appreciation over the long term.

Deutsche Variable Series II (formerly DWS Variable Series II) – advised by Deutsche Investment Management Americas, Inc.

Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP) (Class B) seeks to achieve a high rate of total return.*

Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP) (Class B) seeks long-term capital appreciation.*

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares) seeks capital appreciation.*

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio (Service Shares) seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.*

Dreyfus Variable Investment Fund International Value Portfolio (Service Shares) seeks long term capital growth.*

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Eaton Vance Funds – advised by Eaton Vance Management.

Eaton Vance VT Floating-Rate Income Fund (Initial Class) seeks to provide a high level of current income.

Franklin Templeton Variable Insurance Products Trust – advised by Franklin Advisers, Inc.

Franklin Income VIP Fund (Class 4) seeks to maximize income while maintaining prospects for capital appreciation.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares) seeks long-term growth of capital.

Goldman Sachs VIT Strategic Income Fund (Advisor Shares) seeks total return comprised of income and capital appreciation.

Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Ariel Mid Cap Value Fund (Initial Class) seeks long-term capital appreciation.

Great-West Bond Index Fund (Initial Class) seeks investment results that track the total return of the debt securities that comprise the Barclays U.S. Aggregate Bond Index.

Great-West Federated Bond Fund (Initial Class) seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Great-West Goldman Sachs Mid Cap Value Fund (Initial Class) seeks long-term growth of capital.

Great-West International Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.

Great-West Invesco Small Cap Value Fund (Initial Class) seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class) seeks long-term capital growth.

Great-West MFS International Growth Fund (Initial Class) seeks long-term growth of capital.

Great-West MFS International Value Fund (Initial Class) seeks long-term capital growth.

Great-West Money Market Fund (Initial Class) (effective October 14, 2016, this Portfolio will be renamed the Great-West Government Money Market Fund) seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Great-West Multi-Manager Large Cap Growth Fund (Initial Class) seeks long-term growth of capital.

Great-West Multi-Manager Small Cap Growth Fund (Initial Class) seeks long-term capital appreciation.

Great-West Putnam Equity Income Fund (Initial Class) seeks capital growth and current income.

Great-West Putnam High Yield Bond Fund (Initial Class) seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Great-West Real Estate Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts.

Great-West S&P 500® Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index.1

Great-West S&P Mid Cap 400® Index Fund (Initial Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index.1

Great-West S&P Small Cap 600® Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard’s & Poor’s SmallCap 600® Index.1

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Great-West Short Duration Bond Fund (Initial Class) seeks maximum total return that is consistent with preservation of capital and liquidity.

Great-West Stock Index Fund (Initial Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index and the Standard & Poor’s MidCap 400® Index, weighted according to their pro-rata share of the market.1

Great-West Templeton Global Bond Fund (Initial Class) seeks current income with capital appreciation and growth of income.

Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class) seeks long-term capital appreciation.

Great-West U.S. Government Mortgage Securities Fund (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds – advised by Great-West Capital Management, LLC.

Each of the following five Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Great-West Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.

Great-West Moderately Aggressive Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.

Great-West Moderate Profile I Fund (Initial Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Conservative Profile I Fund (Initial Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West Conservative Profile I Fund (Initial Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.

Great-West Lifetime Asset Allocation Funds – advised by Great-West Capital Management, LLC.

Great-West Lifetime 2015 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and, secondarily, capital growth. Effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2015 Fund III – Class T.

Great-West Lifetime 2015 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and, secondarily, capital growth. Effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2015 Fund – Class T.

Great-West Lifetime 2020 Fund (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and, secondarily, capital growth. This Portfolio will become available beginning April 29, 2016.

Great-West Lifetime 2025 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and, secondarily, capital growth. Effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2025 Fund III – Class T.

Great-West Lifetime 2025 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and, secondarily, capital growth. Effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2025 Fund – Class T.

Great-West Lifetime 2030 Fund (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and, secondarily, capital growth. This Portfolio will become available beginning April 29, 2016.

Great-West Lifetime 2035 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and, secondarily, capital growth. Effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2035 Fund III – Class T.

Great-West Lifetime 2035 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and, secondarily, capital growth. Effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2035 Fund – Class T.

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Great-West Lifetime 2040 Fund (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and, secondarily, capital growth. This Portfolio will become available beginning April 29, 2016.

Great-West Lifetime 2045 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and, secondarily, capital growth. Effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2045 Fund III – Class T.

Great-West Lifetime 2045 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and, secondarily, capital growth. Effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2045 Fund – Class T.

Great-West Lifetime 2050 Fund (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and, secondarily, capital growth. This Portfolio will become available beginning April 29, 2016.

Great-West Lifetime 2055 Fund II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and, secondarily, capital growth. Effective April 22, 2016, this Portfolio will merge into the Great-West Lifetime 2055 Fund III – Class T.

Great-West Lifetime 2055 Fund III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and, secondarily, capital growth. Effective April 29, 2016, this Portfolio will be renamed the Great-West Lifetime 2055 Fund – Class T.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc., and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. Core Equity Fund (Series II) seeks long-term growth of capital.*

Invesco V.I. Global Real Estate Fund (Series II) seeks total return through growth of capital and current income.

Invesco V.I. Growth and Income Fund (Series II) seeks long-term growth of capital and income.

Invesco V.I. International Growth Fund (Series II) seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund (Series II) seeks long-term growth of capital.

Ivy Funds – advised by Waddell & Reed Investment Management Company.

Ivy Funds VIP Energy seeks capital growth and appreciation.

Janus Aspen Series – advised by Janus Capital Management LLC.

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.*

Janus Aspen Series Balanced Portfolio (Service Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series Enterprise Portfolio (Service Shares) seeks long-term growth of capital.

Janus Aspen Series Flexible Bond Portfolio (Service Shares) seeks to obtain maximum total return, consistent with preservation of capital.

Janus Aspen Series Overseas Portfolio (Service Shares) seeks long-term growth of capital.*

JPMorgan Insurance Trust – advised by JPMorgan Investment Advisors, Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 2) seeks long-term capital growth.

Lazard Retirement Series – advised by Lazard Asset Management, LLC.

Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) seeks long-term capital appreciation.*

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Lord Abbett Portfolios – advised by Lord, Abbett & Co. LLC.

Lord Abbett Series Developing Growth Portfolio (Class VC) seeks long term growth of capital.

MFS Variable Insurance Trust II Portfolios – advised by Massachusetts Financial Services Company.

MFS VIT II Blended Research Core Equity Portfolio (Service Class) seeks capital appreciation.

MFS VIT II Technology Portfolio (Service Class) seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Management LLC.

Neuberger Berman AMT Socially Responsive Portfolio (S Class) seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Oppenheimer Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer Main Street Small Cap VA (Service Class) seeks capital appreciation.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio (Advisor Class) seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO VIT Short-Term Portfolio (Advisor Class) seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO VIT Total Return Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT Absolute Return 500 Fund (Class IB) seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points on an annualized basis over a reasonable period of time (generally at least three years of more) regardless of market conditions.

Putnam VT American Government Income Fund (Class IB) seeks high current income with preservation of capital as its secondary objective.

Putnam VT Capital Opportunities Fund (Class IB) seeks long-term growth of capital.

Putnam VT Global Asset Allocation Fund (Class IB) seeks long-term return consistent with preservation of capital.

Putnam VT Global Equity Fund (Class IB) seeks capital appreciation.

Putnam VT Growth & Income Fund (Class IB) seeks capital growth and current income.

Putnam VT Growth Opportunities Fund (Class IB) seeks capital appreciation.

Putnam VT Income Fund (Class IB) seeks high current income consistent with what Putnam Investments, LLC believes to be prudent risk.

Putnam VT International Equity Fund (Class IB) seeks capital appreciation.

Putnam VT International Growth Fund (Class IB) seeks long-term capital appreciation.

Putnam VT International Value Fund (Class IB) seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund (Class IB) seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Research Fund (Class IB) seeks capital appreciation.

Putnam VT Small Cap Value Fund (Class IB) seeks capital appreciation.

Putnam VT Voyager Fund (Class IB) seeks capital appreciation.

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T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth Portfolio (Class II) seeks long-term capital growth; income is a secondary objective.

T. Rowe Price Health Sciences Portfolio II seeks long-term capital appreciation.

The Universal Institutional Funds, Inc. – advised by Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II) seeks long-term capital growth by investing primarily in common stocks and other equity securities.*

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund (Class S) seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

The investment objectives of the Covered Fund available under the Income Segment are briefly described below.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West SecureFoundation® Balanced Fund (Class L) seeks long-term capital appreciation and income.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

1 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.greatwestsmarttrack.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

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If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Great-West Smart Track® Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Variable Annuity has a cash value of at least $10,000.

The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the right of cancellation period (ten days or the period required by your state), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you decide to cancel your Contract within the right of cancellation period, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start.

During the right of cancellation period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. If you cancel your Contract within the right of cancellation period, we will refund your Annuity Account Value as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.

After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.

In your Contract, the right of cancellation period is also referred to as the right to examine.

Subsequent Contributions-- Investment Segment

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 (or $100 if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

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If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily Mortality and Expense Risk Charge and/or quarterly Guarantee Benefit Fee, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.greatwestsmarttrack.com. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

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At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of contract owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio

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or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Segment Sub-Account to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from the Great-West Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

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How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Segment. Any dollar cost averaging Transfers into the Income Segment that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Money Market Sub-Account.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:

    60%-- Stocks

  30%-- Large Company

  15%-- Small Company

  15%-- International

    30%-- Bonds

    10%-- Cash

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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

    75%-- Stocks

  35%-- Large Company

  20%-- Small Company

  20%-- International

    20%-- Bonds

    5%-- Cash

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax and other taxes. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

Numerical Example

Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = ($50,000 x 0.90) = $45,000

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

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If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Tax Consequences of Withdrawals

Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.

Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

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The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.25% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.45% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date payouts commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Ownership and Assignment

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider below.

Grantor Trust Owned Annuity

Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of

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the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
such distributions begin no later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Money Market Sub-Account;
(2)	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date the payouts commence.

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Death of Annuitant Who is Not the Owner of the Contract

If the Annuitant Dies Before the Annuity Commencement Date

If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust) will become the Annuitant.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.

Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)

If you have selected Death Benefit option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contract and GLWB Rider Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

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Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable;
•	charges against your Annuity Account Value for our assumption of mortality and expense risks; and/ or
•	Guarantee Benefit Fee, if applicable.

The Contract may be available for use with investment accounts at eligible broker/dealers that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.

Mortality and Expense Risk Charge

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge (sometimes referred to as the ‘M&E Charge’) from your Annuity Account Value at the end of each valuation period. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.25%. We guarantee that this charge will never increase beyond 0.25%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.45%. We guarantee that this charge will never increase beyond 0.45%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio’s prospectus.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Periodic Withdrawals

You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In Requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts

Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West, which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see Cash Withdrawals above.

Annuity Payouts From the Investment Segment

You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

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The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

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Other Restrictions (Investment Segment Only)

Once payouts start from the Investment Segment under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.

Guaranteed Lifetime Withdrawal Benefit

When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. All guarantees are subject to the claims paying ability of Great-West.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund Value held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

Any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.

If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Covered Fund(s)

The GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Segment. The approved Covered Fund is the Great-West SecureFoundation® Balanced Fund—Class L, described in The Portfolios above. At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

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We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We will notify you whenever the Covered Fund(s) are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the GLWB Rider unless you Transfer assets out of the Covered Fund or terminate your Contract. Great-West will complete the allocations between the Covered Fund(s) as disclosed in the notice as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.

Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s).
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount.

A few things to keep in mind regarding the Benefit Base:

•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional GLWB Rider Contributions may not be made after the GLWB Accumulation Phase ends. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

We reserve the right to reject additional GLWB Rider Contributions at any time at our discretion. Great-West will provide you with 30 days prior written notice if we determine not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.

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Annual Adjustments to Your Benefit Base

During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or
•	your current Covered Fund Value.

Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.

Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to any other Sub-Account, including another Covered Fund. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount: $10,000

Covered Fund Value after adjustment = $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

Fees Associated with the Covered Fund(s)

Neither the Guarantee Benefit Fee, the mortality and expense charge, nor any other fees or charges assessed to the Covered Fund Value as directed by a Consultant and as agreed to by Great-West will be treated as an Excess

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Withdrawal. Additionally, you may make a withdrawal of up to 1.5% of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above.

Treatment of a Distribution During the GLWB Accumulation Phase

At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the GLWB Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See GLWB Accumulation Phase above for more information. No GLWB Rider Contributions may be made to the Covered Fund(s) on and after the Initial Installment Date, which is the date that GAWs begin. Installments will not begin until such change is made.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

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Calculation of Guaranteed Annual Withdrawals

Please note how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW%. See Annual Review of Your GAW% below.

Please note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Calculation of Installment Amount

The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person multiplied by the Joint Withdrawal Adjustment of 0.90. If you would like more information on your GAW%, please contact our Retirement Resource Operations Center at:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the following schedule:

Guaranteed Annual Withdrawal % Table
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%
7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%

For Joint Covered Persons, the same table is used and based on the age of the youngest Covered Person but an additional adjustment, the Joint Withdrawal Adjustment, of 0.90 is applied.

To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the table above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.

Numerical Examples of the Guaranteed Annual Withdrawal

Scenario #1:	72 Year Old Single Covered Person
10YR = 5.42%
Benefit Base = $80,000
Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)
GAW = $4,840 ($80,000 x 6.05%)

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Scenario #2:	68 Year Old Joint Covered Person with a 63 Year Old Spouse

10YR = 6.44%
Benefit Base = $80,000
Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59 1⁄2 - 64)
Joint GAW% = 4.55% x 0.90 = 4.095% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $3,276 ($80,000 x 4.095%)

Scenario #3:	60 Year Old Single Covered Person

10YR = 3.7%

Benefit Base = $80,000

Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1⁄2 - 64)

GAW = $2,400 ($80,000 x 3.0%)

Scenario #4:	71 Year Old Joint Covered Person with a 65 Year Old Spouse

10YR = 3.0%

Benefit Base = $80,000

Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)

Joint GAW% = 4.00% x 0.90 = 3.60% (Single GAW% x Joint Withdrawal Adjustment)

GAW = $2,880 ($80,000 x 3.6%)

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.

Installment Frequency Options

Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

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Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See Effect of Excess Withdrawals During the GAW Phase described below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

Annual Review of Your GAW%

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.

Interest Rate Reset. For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and the Covered Person’s age on the Initial Installment Date (and including the Joint Withdrawal Adjustment, if applicable). We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.

Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

Numerical Example #1: Interest Rate Reset is Most Beneficial

Prior Year GAW
Prior Benefit Base	$450,000
Prior GAW%	4.00%
Prior GAW	$18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value	$445,000
Current 10YR	4.10%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65

Comparison Calculations

#1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%

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8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $445,000 x 4.500%				$20,025
#2: Ratchet
Is $445,000 higher than $450,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA

Highest Calculation and Resulting GAW

New GAW: Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025)	$20,025
New Benefit Base Based on Interest Rate Reset GAW: $445,000 x 4.500%	$445,000
New GAW% Based on Interest Rate Reset GAW: $445,000 x 4.500%	4.50%

  Numerical Example #2: Ratchet is Most Beneficial

Prior Year GAW
Prior Benefit Base	$250,000
Prior GAW%	5.50%
Prior GAW	$13,750

Inputs to Annual Review of your GAW
Current Covered Fund Value	$275,000
Current 10YR	4.80%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65

Comparison Calculations

#1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $275,000 x 4.500%				$12,375
#2: Ratchet
Is $275,000 higher than $250,000?				Yes
Ratchet Benefit Base: Current Covered Fund Value				$275,000
Ratchet GAW: 275,000 x 5.500%				$15,125

Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125)				$15,125

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New Benefit Base Based on Ratchet GAW: $275,000 x 5.500%	$275,000
New GAW% Based on Ratchet GAW: $275,000 x 5.500%	5.50%

Numerical Example #3: Prior GAW is Most Beneficial

Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$100,000
Current 10YR	4.54%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71

    Comparison Calculations

    #1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 -64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6%to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.95%)				4.95%
Interest Rate Reset GAW: $100,000 x 4.950%				$4,950

#2: Ratchet
Is $100,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950)	$7,260
Benefit Base Based on Prior GAW	$120,000
GAW% Based on Prior GAW	6.05%

Numerical Example #4: Interest Rate Reset is Most Beneficial

Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$90,000

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Current 10YR	7.41%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71

Comparison Calculations

#1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (8.25%)				8.25%
Interest Rate Reset GAW: $90,000 x 8.250%				$7,425
#2: Ratchet
Is $90,000 higher than $120,000?				No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base				NA
Ratchet GAW: NA				NA
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($7,425)				$7,425
New Benefit Base Based on Interest Rate Reset GAW: $90,000 x 8.250%				$90,000
New GAW% Based on Interest Rate Reset GAW: $90,000 x 8.250%				8.25%

   Numerical Example #5: Ratchet is Most Beneficial

Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$140,000
Current 10YR	3.98%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71

Comparison Calculations

   #1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%

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5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)				4.50%
Interest Rate Reset GAW: $140,000 x 4.500%				$6,300
#2: Ratchet
Is $140,000 higher than $120,000?				Yes
Ratchet Benefit Base: Current Covered Fund Value				$140,000
Ratchet GAW: 140,000 x 6.05%				$8,470
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260), Interest Rate Reset GAW ($6,300) and Ratchet GAW ($8,470)				$8,470
New Benefit Base Based on Ratchet GAW: $140,000 x 6.050%				$140,000
New GAW% Based on Ratchet GAW: $140,000 x 6.050%				6.05%

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

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Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example:

Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase.

Distributions and Transfers are not permitted during the GLWB Settlement Phase.

During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.

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Divorce and the Income Segment

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may Request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account, the Owner(s) may Request that the Contract be reissued as a new Contract with the former Spouse as the sole Owner and Covered Person. Otherwise, the Contract will be terminated and any remaining Covered Fund Value will be distributed to the former Spouse of the Owner in accordance with the terms of the Contract. If the Contract is reissued, the current Benefit Base will be maintained but a new GAW will be computed if and when the new Owner becomes eligible to elect, and elects, to receive the GAW. A new Ratchet Date will be established for the new Owner on the date the new Contract and GLWB Rider are issued.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse, the Owner(s) may Request that the Contract be reissued as one new Contract with one of the former Spouses as Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the Owner’s share of the Covered Fund Value as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance. The GAWs will be calculated based on the Single Covered Person GAW% after the Annuity Accounts are split, and new Ratchet Dates will be established for each Owner on the date the Annuity Accounts are split. In the alternative, the former Spouse of the Owner may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

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Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.

Termination of the GLWB Rider

The GLWB Rider will terminate upon the earliest of:

(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date there is no longer a Covered Person under the GLWB Rider;
(c)	the date the Contract is terminated;
(d)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(e)	the Annuity Commencement Date, if no Installments have been taken;
(f)	when the Guarantee Benefit Fee is not received by Great-West, when due; or
(g)	In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.

If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should

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carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information, and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.

Federal Tax Matters

This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

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If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See Required Minimum Distributions from Qualified Annuity Contracts below.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under

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Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

1.	The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and
2.	Annuity payments that satisfy the partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignment, Transfer or Exchange of the Contract

You may change the Owner any time before the Owner’s death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider above.

The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Investment Income Surtax

Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married,

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regardless of whether the state in which the couple currently resides would recognize the marriage. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:

•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity Contracts

Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).

The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

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The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)	a single sum payment;
(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contracts on a continuous basis through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of the Financial Industry Regulatory Authority (“FINRA”). GWFS may also offer the Contract directly to potential purchasers.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

53

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See Payments We Receive, above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.

As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a fee. This fee may be based on an annual rate of average monthly Series Account assets, up to a maximum of 0.75%. The annual rate paid under this fee alternative is higher for Sub-Account assets allocated to the Income Segment than those assets allocated to the Investment Segment. This may create a conflict of interest by incentivizing the broker/dealer to recommend the Income Segment over the Investment Segment. In the alternative, the fee may be based on a percentage of Contributions. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. In addition, the overall compensation received by an eligible broker/dealer in connection with the sale of the Contract may be more or less than the overall compensation on similar or other products offered by that eligible broker/dealer. The amount and/or structure of the compensation may influence your registered representative or his or her broker/dealer to present the Contract over other investment alternatives. Such differences in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker/dealer. You should ask your registered representative about these differences, and how he or she and the eligible broker/dealer are compensated for selling the Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;

54

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Rider;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in

55

the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

1-877-723-8723

rroc@greatwest.com

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the GLWB Rider, and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.

56

Appendix A — Condensed Financial Information

Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.25)	2015	2014	2013	2012

ALGER SMALL CAP GROWTH PORTFOLIO

Value at beginning of period	14.96	14.93	10.00

Value at end of period	14.43	14.96	14.93

Number of accumulation units outstanding at end of period	22,438	16,584	85,295

ALGER SMID CAP GROWTH PORTFOLIO

Value at beginning of period	10.85

Value at end of period	10.78

Number of accumulation units outstanding at end of period	2,928

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.28

Number of accumulation units outstanding at end of period	2,040

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

Value at beginning of period	10.01	9.74	10.64	10.00

Value at end of period	9.74	10.01	9.71	10.64

Number of accumulation units outstanding at end of period	7,953	7,983	4,972	1,882

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

Value at beginning of period	17.15	14.79	10.00

Value at end of period	16.84	17.15	14.79

Number of accumulation units outstanding at end of period	31,251	24,995	18,909

BLACKROCK GLOBAL ALLOCATION VI FUND

Value at beginning of period	10.09	10.00

Value at end of period	9.96	10.09

Number of accumulation units outstanding at end of period	18,463	3,495

BLACKROCK HIGH YIELD VI FUND

Value at beginning of period	9.86	10.00

Value at end of period	9.46	9.86

Number of accumulation units outstanding at end of period	13,751	10,582

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.60

Number of accumulation units outstanding at end of period	4,431

COLUMBIA VP SMALL CAP VALUE FUND

Value at beginning of period	14.98	14.58	10.00

Value at end of period	14.00	14.98	14.58

Number of accumulation units outstanding at end of period	11,802	12,006	154

DELAWARE VIP EMERGING MARKETS SERIES

Value at beginning of period	11.23	12.27	10.00

Value at end of period	9.55	11.23	12.27

Number of accumulation units outstanding at end of period	56,530	42,130	15,228

DELAWARE VIP REIT SERIES

Value at beginning of period	15.32	11.89	11.70	10.00

Value at end of period	15.82	15.32	11.89	11.70

Number of accumulation units outstanding at end of period	7,126	5,473	7,780	1,518

DELAWARE VIP SMALL CAP VALUE SERIES

Value at beginning of period	15.53	14.74	11.10	10.00

Value at end of period	14.49	15.53	14.74	11.10

Number of accumulation units outstanding at end of period	12,892	15,063	5,783	606

DEUTSCHE CAPITAL GROWTH VIP

Value at beginning of period	16.99	15.12	11.30	10.00

Value at end of period	18.36	16.99	15.12	11.30

Number of accumulation units outstanding at end of period	20,128	9,687	2,050	1,093

DEUTSCHE GLOBAL SMALL CAP VIP

Value at beginning of period	14.50	15.20	10.00

Value at end of period	14.59	14.50	15.20

Number of accumulation units outstanding at end of period	2,297	2,394	1,782

DEUTSCHE LARGE CAP VALUE VIP

Value at beginning of period	15.45	14.03	10.78	10.00

Value at end of period	14.31	15.45	14.03	10.78

Number of accumulation units outstanding at end of period	16,849	38,985	12,697	1,249

DEUTSCHE SMALL MID CAP VALUE VIP

Value at beginning of period	15.51	14.79	10.00

Value at end of period	15.13	15.51	14.79

Number of accumulation units outstanding at end of period	13,275	13,760	6,398

App A-1

DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

Value at beginning of period	15.84	14.90	10.00

Value at end of period	16.74	15.84	14.90

Number of accumulation units outstanding at end of period	19,781	11,235	4,551

DREYFUS VIF APPRECIATION PORTFOLIO

Value at beginning of period	14.14	13.14	10.91	10.00

Value at end of period	13.72	14.14	13.14	10.91

Number of accumulation units outstanding at end of period	9,805	11,068	6,031	1,220

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

Value at beginning of period	12.38	13.73	10.00

Value at end of period	11.98	12.38	13.73

Number of accumulation units outstanding at end of period	2,392	3,885	3,693

FRANKLIN INCOME VIP FUND

Value at beginning of period	10.00

Value at end of period	9.02

Number of accumulation units outstanding at end of period	8,009

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.42

Number of accumulation units outstanding at end of period	3,056

GREAT-WEST AGGRESSIVE PROFILE I FUND

Value at beginning of period	15.87	14.71	11.45	10.00

Value at end of period	15.72	15.87	14.71	11.45

Number of accumulation units outstanding at end of period	39,952	32,537	19,610	1,426

GREAT-WEST ARIEL MID CAP VALUE FUND

Value at beginning of period	18.34	17.05	10.00

Value at end of period	17.18	18.34	17.05

Number of accumulation units outstanding at end of period	13,968	10,047	48,070

GREAT-WEST BOND INDEX FUND

Value at beginning of period	10.65	10.09	10.00

Value at end of period	10.65	10.65	10.09

Number of accumulation units outstanding at end of period	207,525	139,367	57,468

GREAT-WEST CONSERVATIVE PROFILE I FUND

Value at beginning of period	12.14	11.60	10.81	10.00

Value at end of period	11.97	12.14	11.60	10.81

Number of accumulation units outstanding at end of period	55,451	71,592	54,588	1

GREAT-WEST FEDERATED BOND FUND

Value at beginning of period	10.82	10.31	10.00

Value at end of period	10.67	10.82	10.31

Number of accumulation units outstanding at end of period	22,033	20,700	213

GREAT-WEST INTERNATIONAL INDEX FUND

Value at beginning of period	13.29	14.20	10.00

Value at end of period	13.11	13.29	14.20

Number of accumulation units outstanding at end of period	109,540	72,010	14,022

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Value at beginning of period	10.00

Value at end of period	9.16

Number of accumulation units outstanding at end of period	472

GREAT-WEST LIFETIME 2015 FUND

Value at beginning of period	12.73	12.04	10.00

Value at end of period	12.56	12.73	12.04

Number of accumulation units outstanding at end of period	4,378	4,378	4,378

GREAT-WEST LIFETIME 2025 FUND

Value at beginning of period	13.62	12.86	10.00

Value at end of period	13.40	13.62	12.86

Number of accumulation units outstanding at end of period	64,084	57,278	21,648

GREAT-WEST LIFETIME 2035 FUND

Value at beginning of period	14.58	13.75	10.00

Value at end of period	14.30	14.58	13.75

Number of accumulation units outstanding at end of period	60,965	54,428	2,920

GREAT-WEST LIFETIME 2045 FUND II

Value at beginning of period	14.80

Value at end of period	14.48

Number of accumulation units outstanding at end of period	2,531

GREAT-WEST LIFETIME 2055 FUND

Value at beginning of period	14.71	14.02

Value at end of period	14.36	14.71

Number of accumulation units outstanding at end of period	10,289	8,460

App A-2

GREAT-WEST LOOMIS SAYLES BOND FUND

Value at beginning of period	12.74	12.34	11.45	10.00

Value at end of period	11.87	12.74	12.34	11.45

Number of accumulation units outstanding at end of period	109,848	87,467	33,876	1,258

GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND

Value at beginning of period	16.00	15.30	10.00

Value at end of period	15.41	16.00	15.30

Number of accumulation units outstanding at end of period	6,213	3,435	23,280

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Value at beginning of period	13.55	14.36	10.00

Value at end of period	13.52	13.55	14.36

Number of accumulation units outstanding at end of period	11,838	4,820	2,479

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Value at beginning of period	13.48	13.38	10.00

Value at end of period	14.32	13.48	13.38

Number of accumulation units outstanding at end of period	86,033	60,172	3,663

GREAT-WEST MODERATE PROFILE I FUND

Value at beginning of period	13.64	12.85	11.09	10.00

Value at end of period	13.48	13.64	12.85	11.09

Number of accumulation units outstanding at end of period	229,668	248,998	145,683	6,948

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Value at beginning of period	14.36	13.48	10.00

Value at end of period	14.22	14.36	13.48

Number of accumulation units outstanding at end of period	239,780	230,084	162,826

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Value at beginning of period	12.87	12.21	10.95	10.00

Value at end of period	12.72	12.87	12.21	10.95

Number of accumulation units outstanding at end of period	121,683	105,242	33,852	11,355

GREAT-WEST MONEY MARKET FUND

Value at beginning of period	9.93	9.95	9.98	10.00

Value at end of period	9.90	9.93	9.95	9.98

Number of accumulation units outstanding at end of period	1,071,116	691,670	818,069	223,228

GREAT-WEST PUTNAM EQUITY INCOME FUND

Value at beginning of period	13.15	11.73

Value at end of period	12.66	13.15

Number of accumulation units outstanding at end of period	13,489	9,374

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Value at beginning of period	12.43	12.21	11.37	10.00

Value at end of period	11.82	12.43	12.21	11.37

Number of accumulation units outstanding at end of period	32,423	41,546	20,077	316

GREAT-WEST REAL ESTATE INDEX FUND

Value at beginning of period	11.57	8.86

Value at end of period	11.97	11.57

Number of accumulation units outstanding at end of period	59,045	37,066

GREAT-WEST S&P 500® INDEX FUND

Value at beginning of period	16.72	14.83	11.29	10.00

Value at end of period	16.80	16.72	14.83	11.29

Number of accumulation units outstanding at end of period	425,763	331,797	129,352	4,706

GREAT-WEST S&P MIDCAP 400® INDEX FUND

Value at beginning of period	16.54	15.18	11.47	10.00

Value at end of period	16.04	16.54	15.18	11.47

Number of accumulation units outstanding at end of period	88,762	64,570	38,281	1,414

GREAT-WEST S&P SMALLCAP 600® INDEX FUND

Value at beginning of period	16.70	15.95	11.37	10.00

Value at end of period	16.27	16.70	15.95	11.37

Number of accumulation units outstanding at end of period	95,198	84,427	142,251	1,404

GREAT-WEST SECURE FOUNDATION BALANCED FUND

Value at beginning of period	13.45	12.73	11.02	10.00

Value at end of period	13.30	13.45	12.73	11.02

Number of accumulation units outstanding at end of period	2,697	2,724	1,742	7

GREAT-WEST SHORT DURATION BOND FUND

Value at beginning of period	10.64	10.56	10.44	10.00

Value at end of period	10.67	10.64	10.56	10.44

Number of accumulation units outstanding at end of period	91,187	99,637	73,510	7,119

GREAT-WEST STOCK INDEX FUND

Value at beginning of period	16.72	14.86	11.31	10.00

Value at end of period	16.77	16.72	14.86	11.31

Number of accumulation units outstanding at end of period	70,115	59,220	29,690	1,098

App A-3

GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND

Value at beginning of period	17.03	15.14	10.00

Value at end of period	18.09	17.03	15.14

Number of accumulation units outstanding at end of period	51,520	26,834	39,835

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Value at beginning of period	11.42	11.43	11.40	10.00

Value at end of period	10.92	11.42	11.43	11.40

Number of accumulation units outstanding at end of period	50,954	40,343	6,209	316

GREAT-WEST US GOVERNMENT MORTGAGE SECURITIES FUND

Value at beginning of period	10.59	10.06	10.00

Value at end of period	10.64	10.59	10.06

Number of accumulation units outstanding at end of period	20,380	14,336	1,019

INVESCO V.I. CORE EQUITY FUND

Value at beginning of period	15.30	14.22	11.06	10.00

Value at end of period	14.35	15.30	14.22	11.06

Number of accumulation units outstanding at end of period	2,963	3,504	2,708	2,402

INVESCO V.I. GLOBAL REAL ESTATE FUND

Value at beginning of period	14.88	13.04	10.00

Value at end of period	14.58	14.88	13.04

Number of accumulation units outstanding at end of period	9,249	10,171	6,456

INVESCO V.I. GROWTH & INCOME FUND

Value at beginning of period	16.32	14.88	11.15	10.00

Value at end of period	15.74	16.32	14.88	11.15

Number of accumulation units outstanding at end of period	48,919	35,224	23,051	1,768

INVESCO V.I. INTERNATIONAL GROWTH FUND

Value at beginning of period	13.47	13.49	10.00

Value at end of period	13.09	13.47	13.49

Number of accumulation units outstanding at end of period	28,816	28,763	25,181

INVESCO V.I. SMALL CAP EQUITY FUND

Value at beginning of period	15.54	15.26	10.00

Value at end of period	14.61	15.54	15.26

Number of accumulation units outstanding at end of period	915	695	32,115

JANUS ASPEN BALANCED PORTFOLIO

Value at beginning of period	14.44	13.38	11.19	10.00

Value at end of period	14.47	14.44	13.38	11.19

Number of accumulation units outstanding at end of period	88,042	44,993	7,121	45,747

JANUS ASPEN ENTERPRISE PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.75

Number of accumulation units outstanding at end of period	7,827

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

Value at beginning of period	11.20	10.72	10.78	10.00

Value at end of period	11.16	11.20	10.72	10.78

Number of accumulation units outstanding at end of period	76,108	58,158	20,335	666

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

Value at beginning of period	11.15	12.72	10.00

Value at end of period	10.14	11.15	12.72

Number of accumulation units outstanding at end of period	17,320	16,158	8,194

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO

Value at beginning of period	14.74	13.63	10.00

Value at end of period	14.16	14.74	13.63

Number of accumulation units outstanding at end of period	19,112	28,062	10,591

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.19

Number of accumulation units outstanding at end of period	1,463

LAZARD RETIREMENT US SMALL MID-CAP EQUITY PORTFOLIO

Value at beginning of period	16.07	14.51	10.00

Value at end of period	15.65	16.07	14.51

Number of accumulation units outstanding at end of period	127	346	239

LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

Value at beginning of period	11.33	10.00

Value at end of period	10.38	11.33

Number of accumulation units outstanding at end of period	12,126	646

NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO

Value at beginning of period	16.44	14.97	10.00

Value at end of period	16.30	16.44	14.97

Number of accumulation units outstanding at end of period	17,950	17,446	95,226

App A-4

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Value at beginning of period	11.35	10.00

Value at end of period	10.63	11.35

Number of accumulation units outstanding at end of period	10,541	1,397

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

Value at beginning of period	7.09	8.73	10.00

Value at end of period	5.26	7.09	8.73

Number of accumulation units outstanding at end of period	7,577	4,724	240

PIMCO VIT LOW DURATION PORTFOLIO

Value at beginning of period	10.52	10.46	10.00

Value at end of period	10.51	10.52	10.46

Number of accumulation units outstanding at end of period	66,155	56,232	9,808

PIMCO VIT REAL RETURN PORTFOLIO

Value at beginning of period	10.01	9.74

Value at end of period	9.70	10.01

Number of accumulation units outstanding at end of period	16,053	12,875

PIMCO VIT TOTAL RETURN PORTFOLIO

Value at beginning of period	11.04	10.63	10.88	10.00

Value at end of period	11.06	11.04	10.63	10.88

Number of accumulation units outstanding at end of period	137,592	118,301	70,105	3,101

PUTNAM VT ABSOLUTE RETURN 500 FUND

Value at beginning of period	10.00

Value at end of period	9.83

Number of accumulation units outstanding at end of period	3,687

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

Value at beginning of period	10.50	10.10	10.00

Value at end of period	10.41	10.50	10.10

Number of accumulation units outstanding at end of period	3,123	2,836	2,866

PUTNAM VT CAPITAL OPPORTUNITIES FUND

Value at beginning of period	15.87	14.87	10.00

Value at end of period	14.63	15.87	14.87

Number of accumulation units outstanding at end of period	9,873	7,434	5,251

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Value at beginning of period	10.00

Value at end of period	9.63

Number of accumulation units outstanding at end of period	1,764

PUTNAM VT GLOBAL EQUITY FUND

Value at beginning of period	10.00

Value at end of period	9.14

Number of accumulation units outstanding at end of period	4,024

PUTNAM VT GROWTH AND INCOME FUND

Value at beginning of period	10.00

Value at end of period	9.02

Number of accumulation units outstanding at end of period	354

PUTNAM VT GROWTH OPPORTUNITIES FUND

Value at beginning of period	10.00

Value at end of period	9.73

Number of accumulation units outstanding at end of period	195

PUTNAM VT INTERNATIONAL EQUITY FUND

Value at beginning of period	10.00

Value at end of period	9.07

Number of accumulation units outstanding at end of period	0

PUTNAM VT INTERNATIONAL GROWTH FUND

Value at beginning of period	13.62	14.55	10.00

Value at end of period	13.74	13.62	14.55

Number of accumulation units outstanding at end of period	6,031	889	2,597

PUTNAM VT RESEARCH FUND

Value at beginning of period	10.00

Value at end of period	9.49

Number of accumulation units outstanding at end of period	1,446

PUTNAM VT SMALL CAP VALUE FUND

Value at beginning of period	10.00

Value at end of period	9.34

Number of accumulation units outstanding at end of period	86

PUTNAM VT VOYAGER FUND

Value at beginning of period	17.09	15.62	10.89	10.00

Value at end of period	16.01	17.09	15.62	10.89

Number of accumulation units outstanding at end of period	9,684	8,508	97,112	1,152

App A-5

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Value at beginning of period	11.23	10.00

Value at end of period	12.41	11.23

Number of accumulation units outstanding at end of period	129,840	35,722

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Value at beginning of period	24.73	18.89	12.58	10.00

Value at end of period	27.74	24.73	18.89	12.58

Number of accumulation units outstanding at end of period	34,254	31,440	123,694	1,043

UNIVERSAL INSTITUTIONAL FUND MID CAP GROWTH PORTFOLIO

Value at beginning of period	14.92	14.68	10.00

Value at end of period	13.99	14.92	14.68

Number of accumulation units outstanding at end of period	1,582	1,770	10,280

VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

Value at beginning of period	8.74	10.87	9.88	10.00

Value at end of period	5.79	8.74	10.87	9.88

Number of accumulation units outstanding at end of period	1,502	1,502	925	523

INVESTMENT DIVISION (0.45)	2015	2014	2013	2012

ALGER SMALL CAP GROWTH PORTFOLIO

Value at beginning of period	14.87	14.87	10.00

Value at end of period	14.31	14.87	14.87

Number of accumulation units outstanding at end of period	2,052	1,595	0

ALGER SMID CAP GROWTH PORTFOLIO

Value at beginning of period	10.84

Value at end of period	10.74

Number of accumulation units outstanding at end of period	0

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.27

Number of accumulation units outstanding at end of period	0

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

Value at beginning of period	9.95	9.67	10.62	10.00

Value at end of period	9.66	9.95	9.67	10.62

Number of accumulation units outstanding at end of period	585	585	585	585

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

Value at beginning of period	17.05	14.74	10.00

Value at end of period	16.71	17.05	14.74

Number of accumulation units outstanding at end of period	6,627	6,666	6,758

BLACKROCK GLOBAL ALLOCATION VI FUND

Value at beginning of period	10.07

Value at end of period	9.93

Number of accumulation units outstanding at end of period	3,553

BLACKROCK HIGH YIELD VI FUND

Value at beginning of period	9.85	10.00

Value at end of period	9.43	9.85

Number of accumulation units outstanding at end of period	1,823	1,159

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.58

Number of accumulation units outstanding at end of period	0

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

Value at beginning of period	14.90	14.52

Value at end of period	13.89	14.90

Number of accumulation units outstanding at end of period	1,511	1,511

DELAWARE VIP EMERGING MARKETS SERIES

Value at beginning of period	11.16	12.22	11.18	10.00

Value at end of period	9.47	11.16	12.22	11.18

Number of accumulation units outstanding at end of period	4,681	6,821	4,020	415

DELAWARE VIP REIT SERIES

Value at beginning of period	15.23	11.85	11.68	10.00

Value at end of period	15.70	15.23	11.85	11.68

Number of accumulation units outstanding at end of period	4,074	3,233	4,229	331

DELAWARE VIP SMALL CAP VALUE SERIES

Value at beginning of period	15.44	14.68	10.00

Value at end of period	14.38	15.44	14.68

Number of accumulation units outstanding at end of period	6,394	8,554	5,268

DEUTSCHE CAPITAL GROWTH VIP

Value at beginning of period	16.89	15.06	10.00

Value at end of period	18.22	16.89	15.06

Number of accumulation units outstanding at end of period	14,896	10,380	1,877

App A-6

DEUTSCHE GLOBAL SMALL CAP VIP

Value at beginning of period	14.42	15.14

Value at end of period	14.48	14.42

Number of accumulation units outstanding at end of period	0	57

DEUTSCHE LARGE CAP VALUE VIP

Value at beginning of period	15.36

Value at end of period	14.19

Number of accumulation units outstanding at end of period	0

DEUTSCHE SMALL MID CAP VALUE VIP

Value at beginning of period	15.42	14.73	10.99	10.00

Value at end of period	15.01	15.42	14.73	10.99

Number of accumulation units outstanding at end of period	291	291	291	291

DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

Value at beginning of period	15.75	14.84

Value at end of period	16.60	15.75

Number of accumulation units outstanding at end of period	2,850	2,254

DREYFUS VIF APPRECIATION PORTFOLIO

Value at beginning of period	14.05	13.09	10.00

Value at end of period	13.61	14.05	13.09

Number of accumulation units outstanding at end of period	11,246	11,492	5,596

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

Value at beginning of period	12.31	13.67	10.00

Value at end of period	11.89	12.31	13.67

Number of accumulation units outstanding at end of period	1,602	1,602	903

FRANKLIN INCOME VIP FUND

Value at beginning of period	10.00

Value at end of period	9.01

Number of accumulation units outstanding at end of period	0

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.41

Number of accumulation units outstanding at end of period	0

GREAT-WEST AGGRESSIVE PROFILE I FUND

Value at beginning of period	15.78	14.66	10.00

Value at end of period	15.59	15.78	14.66

Number of accumulation units outstanding at end of period	39,040	39,710	0

GREAT-WEST ARIEL MID CAP VALUE FUND

Value at beginning of period	18.23	16.99	10.00

Value at end of period	17.04	18.23	16.99

Number of accumulation units outstanding at end of period	3,269	3,443	258

GREAT-WEST BOND INDEX FUND

Value at beginning of period	10.58	10.05	10.00

Value at end of period	10.56	10.58	10.05

Number of accumulation units outstanding at end of period	38,971	33,698	7,752

GREAT-WEST CONSERVATIVE PROFILE I FUND

Value at beginning of period	12.07	11.55	10.00

Value at end of period	11.88	12.07	11.55

Number of accumulation units outstanding at end of period	13,105	12,097	1,736

GREAT-WEST FEDERATED BOND FUND

Value at beginning of period	10.76	10.27

Value at end of period	10.59	10.76

Number of accumulation units outstanding at end of period	51,580	51,757

GREAT-WEST INTERNATIONAL INDEX FUND

Value at beginning of period	13.21	14.14

Value at end of period	13.01	13.21

Number of accumulation units outstanding at end of period	24,262	24,279

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Value at beginning of period	10.00

Value at end of period	9.14

Number of accumulation units outstanding at end of period	0

GREAT-WEST LIFETIME 2015 FUND II

Value at beginning of period	12.66

Value at end of period	12.46

Number of accumulation units outstanding at end of period	0

GREAT-WEST LIFETIME 2025 FUND

Value at beginning of period	13.54	12.80	10.00

Value at end of period	13.29	13.54	12.80

Number of accumulation units outstanding at end of period	12,567	12,567	12,567

App A-7

GREAT-WEST LIFETIME 2035 FUND

Value at beginning of period	14.49	13.69	10.00

Value at end of period	14.19	14.49	13.69

Number of accumulation units outstanding at end of period	7,943	7,943	7,943

GREAT-WEST LIFETIME 2045 FUND II

Value at beginning of period	14.71

Value at end of period	14.36

Number of accumulation units outstanding at end of period	0

GREAT-WEST LIFETIME 2055 FUND II

Value at beginning of period	14.62

Value at end of period	14.25

Number of accumulation units outstanding at end of period	0

GREAT-WEST LOOMIS SAYLES BOND FUND

Value at beginning of period	12.66	12.29	11.43	10.00

Value at end of period	11.78	12.66	12.29	11.43

Number of accumulation units outstanding at end of period	14,263	16,373	9,052	552

GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND

Value at beginning of period	15.91	15.24	10.00

Value at end of period	15.29	15.91	15.24

Number of accumulation units outstanding at end of period	5,662	5,784	3,554

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Value at beginning of period	13.47

Value at end of period	13.41

Number of accumulation units outstanding at end of period	0

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Value at beginning of period	13.40	13.33	10.00

Value at end of period	14.20	13.40	13.33

Number of accumulation units outstanding at end of period	8,326	8,730	618

GREAT-WEST MODERATE PROFILE I FUND

Value at beginning of period	13.56	12.80	10.00

Value at end of period	13.37	13.56	12.80

Number of accumulation units outstanding at end of period	23,088	24,221	24,496

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Value at beginning of period	14.28	13.43	10.00

Value at end of period	14.11	14.28	13.43

Number of accumulation units outstanding at end of period	161,119	20,521	19,353

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Value at beginning of period	12.79

Value at end of period	12.62

Number of accumulation units outstanding at end of period	9,891

GREAT-WEST MONEY MARKET FUND

Value at beginning of period	9.87	9.91	9.96	10.00

Value at end of period	9.82	9.87	9.91	9.96

Number of accumulation units outstanding at end of period	135,632	94,591	139,825	13,539

GREAT-WEST PUTNAM EQUITY INCOME FUND

Value at beginning of period	13.11	11.72

Value at end of period	12.59	13.11

Number of accumulation units outstanding at end of period	5,198	5,198

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Value at beginning of period	12.36	12.16	10.00

Value at end of period	11.73	12.36	12.16

Number of accumulation units outstanding at end of period	3,094	3,037	2,753

GREAT-WEST REAL ESTATE INDEX FUND

Value at beginning of period	11.53	8.85

Value at end of period	11.90	11.53

Number of accumulation units outstanding at end of period	7,930	6,865

GREAT-WEST S&P 500® INDEX FUND

Value at beginning of period	16.62	14.77	11.27	10.00

Value at end of period	16.67	16.62	14.77	11.27

Number of accumulation units outstanding at end of period	91,126	91,703	13,019	1,112

GREAT-WEST S&P MIDCAP 400® INDEX FUND

Value at beginning of period	16.44	15.12	10.00

Value at end of period	15.91	16.44	15.12

Number of accumulation units outstanding at end of period	21,277	22,278	3,414

GREAT-WEST S&P SMALLCAP 600® INDEX FUND

Value at beginning of period	16.63	15.88	10.00

Value at end of period	16.14	16.63	15.88

Number of accumulation units outstanding at end of period	14,937	16,625	2,685

App A-8

GREAT-WEST SECUREFOUNDATION BALANCED FUND

Value at beginning of period	13.37

Value at end of period	13.19

Number of accumulation units outstanding at end of period	0

GREAT-WEST SHORT DURATION BOND FUND

Value at beginning of period	10.57	10.52	10.00

Value at end of period	10.58	10.57	10.52

Number of accumulation units outstanding at end of period	35,697	36,242	0

GREAT-WEST STOCK INDEX FUND

Value at beginning of period	16.62	14.80	10.00

Value at end of period	16.63	16.62	14.80

Number of accumulation units outstanding at end of period	1,145	9,418	9,418

GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND

Value at beginning of period	16.93	15.08	10.00

Value at end of period	17.95	16.93	15.08

Number of accumulation units outstanding at end of period	14,036	15,272	6,803

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Value at beginning of period	11.35	11.39	11.38	10.00

Value at end of period	10.83	11.35	11.39	11.38

Number of accumulation units outstanding at end of period	12,664	13,067	1,384	279

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Value at beginning of period	10.52	10.02

Value at end of period	10.56	10.52

Number of accumulation units outstanding at end of period	8,831	8,608

INVESCO V.I. CORE EQUITY FUND

Value at beginning of period	15.21	14.17	10.00

Value at end of period	14.23	15.21	14.17

Number of accumulation units outstanding at end of period	479	479	0

INVESCO V.I. GLOBAL REAL ESTATE FUND

Value at beginning of period	14.79	12.99	10.00

Value at end of period	14.47	14.79	12.99

Number of accumulation units outstanding at end of period	6,362	6,438	2,148

INVESCO V.I. GROWTH & INCOME FUND

Value at beginning of period	16.22	14.82	11.13	10.00

Value at end of period	15.61	16.22	14.82	11.13

Number of accumulation units outstanding at end of period	28,886	29,077	6,363	559

INVESCO V.I. INTERNATIONAL GROWTH FUND

Value at beginning of period	13.39	13.44	10.00

Value at end of period	12.98	13.39	13.44

Number of accumulation units outstanding at end of period	11,549	11,593	5,888

INVESCO V.I. SMALL CAP EQUITY FUND

Value at beginning of period	15.44

Value at end of period	14.49

Number of accumulation units outstanding at end of period	0

JANUS ASPEN BALANCED PORTFOLIO

Value at beginning of period	14.36	13.32	10.00

Value at end of period	14.35	14.36	13.32

Number of accumulation units outstanding at end of period	9,829	3,537	0

JANUS ASPEN ENTERPRISE PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.74

Number of accumulation units outstanding at end of period	0

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

Value at beginning of period	11.13	10.68	10.76	10.00

Value at end of period	11.07	11.13	10.68	10.76

Number of accumulation units outstanding at end of period	13,157	13,136	3,812	575

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

Value at beginning of period	11.09

Value at end of period	10.06

Number of accumulation units outstanding at end of period	1,166

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO

Value at beginning of period	14.65	13.57

Value at end of period	14.05	14.65

Number of accumulation units outstanding at end of period	2,252	2,252

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

Value at beginning of period	10.00

Value at end of period	9.17

Number of accumulation units outstanding at end of period	0

App A-9

LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Value at beginning of period	15.97

Value at end of period	15.52

Number of accumulation units outstanding at end of period	0

LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

Value at beginning of period	11.32

Value at end of period	10.34

Number of accumulation units outstanding at end of period	0

NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO

Value at beginning of period	16.34	14.91	10.00

Value at end of period	16.17	16.34	14.91

Number of accumulation units outstanding at end of period	9,847	9,847	5,380

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Value at beginning of period	11.34

Value at end of period	10.60

Number of accumulation units outstanding at end of period	0

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

Value at beginning of period	7.04	8.69	10.00

Value at end of period	5.21	7.04	8.69

Number of accumulation units outstanding at end of period	6,855	9,421	5,735

PIMCO VIT LOW DURATION PORTFOLIO

Value at beginning of period	10.45	10.42	10.00

Value at end of period	10.43	10.45	10.42

Number of accumulation units outstanding at end of period	4,191	5,350	4,256

PIMCO VIT REAL RETURN PORTFOLIO

Value at beginning of period	9.95	9.70	10.00

Value at end of period	9.63	9.95	9.70

Number of accumulation units outstanding at end of period	3,585	4,963	1,190

PIMCO VIT TOTAL RETURN PORTFOLIO

Value at beginning of period	10.98	10.59	10.86	10.00

Value at end of period	10.97	10.98	10.59	10.86

Number of accumulation units outstanding at end of period	22,294	28,234	8,098	574

PUTNAM VT ABSOLUTE RETURN 500 FUND

Value at beginning of period	10.00

Value at end of period	9.82

Number of accumulation units outstanding at end of period	2,087

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

Value at beginning of period	10.44

Value at end of period	10.33

Number of accumulation units outstanding at end of period	0

PUTNAM VT CAPITAL OPPORTUNITIES FUND

Value at beginning of period	15.78	14.81	10.00

Value at end of period	14.51	15.78	14.81

Number of accumulation units outstanding at end of period	1,172	945	955

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Value at beginning of period	10.00

Value at end of period	9.61

Number of accumulation units outstanding at end of period	0

PUTNAM VT GLOBAL EQUITY FUND

Value at beginning of period	10.00

Value at end of period	9.13

Number of accumulation units outstanding at end of period	0

PUTNAM VT GROWTH AND INCOME FUND

Value at beginning of period	10.00

Value at end of period	9.00

Number of accumulation units outstanding at end of period	3,085

PUTNAM VT GROWTH OPPORTUNITIES FUND

Value at beginning of period	10.00

Value at end of period	9.72

Number of accumulation units outstanding at end of period	0

PUTNAM VT INTERNATIONAL EQUITY FUND

Value at beginning of period	10.00

Value at end of period	9.06

Number of accumulation units outstanding at end of period	0

PUTNAM VT INTERNATIONAL GROWTH FUND

Value at beginning of period	13.54

Value at end of period	13.63

Number of accumulation units outstanding at end of period	0

App A-10

PUTNAM VT RESEARCH FUND

Value at beginning of period	10.00

Value at end of period	9.48

Number of accumulation units outstanding at end of period	0

PUTNAM VT SMALL CAP VALUE FUND

Value at beginning of period	10.00

Value at end of period	9.32

Number of accumulation units outstanding at end of period	0

PUTNAM VT VOYAGER FUND

Value at beginning of period	16.99

Value at end of period	15.88

Number of accumulation units outstanding at end of period	0

T. ROWE PRICE VIP BLUE CHIP GROWTH PORTFOLIO

Value at beginning of period	11.22	10.00

Value at end of period	12.37	11.22

Number of accumulation units outstanding at end of period	15,289	5,272

T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO

Value at beginning of period	24.58	18.82	10.00

Value at end of period	27.52	24.58	18.82

Number of accumulation units outstanding at end of period	2,439	2,531	0

UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO

Value at beginning of period	14.83

Value at end of period	13.88

Number of accumulation units outstanding at end of period	0

VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

Value at beginning of period	8.69	10.82	9.86	10.00

Value at end of period	5.74	8.69	10.82	9.86

Number of accumulation units outstanding at end of period	1,534	1,419	818	446

App A-11

Appendix B — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus

2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.25% if you have selected Death Benefit option 1 or 0.45% if you have selected Death Benefit option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B-1

VARIABLE ANNUITY-2 SERIES ACCOUNT

GREAT-WEST SMART TRACK® VARIABLE ANNUITY

Individual Flexible Premium Deferred

Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 22, 2016, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at 1-877-723-8723.

The date of this Statement of Additional Information is

April 22, 2016

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Payout Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of the Company. GWFS is a Delaware corporation, registered as a broker/dealer with the SEC, and a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance

Company (a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2015 and 2014

and Related Statements of Income, Comprehensive Income (Loss),

Stockholder’s Equity and Cash Flows for Each of the Three Years in the

Period Ended December 31, 2015 and Report of Independent Registered

Public Accounting Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), stockholders’ equity, and cash flows for each of the three years in the period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Denver, Colorado

February 29, 2016

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,007,462 and $18,953,144)	$20,531,627	$20,162,078
Fixed maturities, held-for-trading, at fair value (amortized cost of $612,899 and $331,081)	615,839	338,543
Mortgage loans on real estate (net of valuation allowances of $2,890 and $2,890)	3,247,704	3,363,570
Policy loans	4,092,661	4,130,062
Short-term investments (amortized cost of $267,026 and $263,501)	267,026	263,501
Limited partnership and other corporation interests	40,980	49,421
Other investments	15,189	16,068

Total investments	28,811,026	28,323,243
Other assets:
Cash	34,362	12,775
Reinsurance receivable	604,946	611,270
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	414,143	378,694
Investment income due and accrued	283,183	278,886
Collateral under securities lending agreements	—	13,741
Due from parent and affiliates	62,596	47,193
Goodwill	137,683	137,683
Other intangible assets	23,819	27,915
Other assets	874,918	773,651
Assets of discontinued operations	21,910	24,324
Separate account assets	26,631,193	27,718,844

Total assets	$57,899,779	$58,348,219

See notes to consolidated financial statements.	(Continued)

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$27,110,981	$25,968,411
Policy and contract claims	354,899	339,104
Policyholders’ funds	299,577	335,484
Provision for policyholders’ dividends	55,481	58,577
Undistributed earnings on participating business	17,024	20,050

Total policy benefit liabilities	27,837,962	26,721,626

General liabilities:
Due to parent and affiliates	540,310	547,266
Commercial paper	93,371	98,589
Payable under securities lending agreements	—	13,741
Deferred income tax liabilities, net	137,116	314,616
Other liabilities	755,651	771,700
Liabilities of discontinued operations	21,910	24,324
Separate account liabilities	26,631,193	27,718,844

Total liabilities	56,017,513	56,210,706

Commitments and contingencies (See Note 21)

Stockholder’s equity:
Preferred stock, $ 1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $ 1 par value, 50,000,000 shares authorized; 7,232,986 and 7,032,000 shares issued and outstanding	7,233	7,032
Additional paid-in capital	840,874	777,664
Accumulated other comprehensive income	233,438	603,018
Retained earnings	800,721	749,799

Total stockholder’s equity	1,882,266	2,137,513

Total liabilities and stockholder’s equity	$57,899,779	$58,348,219

See notes to consolidated financial statements.	(Concluded)

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Premium income	$445,550	$446,395	$464,093
Fee income	944,526	729,179	618,244
Other revenue	13,563	7,506	7,355
Net investment income	1,254,430	1,228,388	1,091,389
Realized investment gains (losses), net:
Total other-than-temporary losses	(1,044)	(4,334)	(372)
Other-than-temporary (gains) losses transferred to other comprehensive income	(78)	—	(434)
Other realized investment gains (losses), net	84,832	151,705	(13,330)

Total realized investment gains (losses), net	83,710	147,371	(14,136)

Total revenues	2,741,779	2,558,839	2,166,945

Benefits and expenses:
Life and other policy benefits	636,855	643,420	650,584
(Decrease) increase in future policy benefits	(41,636)	(56,073)	5,575
Interest paid or credited to contractholders	583,319	575,400	505,698
Provision for policyholders’ share of (losses) earnings on participating business	(1,267)	(1,041)	3,976
Dividends to policyholders	57,356	60,739	66,258

Total benefits	1,234,627	1,222,445	1,232,091
General insurance expenses	1,078,996	780,991	650,347
Amortization of DAC and VOBA	100,589	44,845	59,645
Interest expense	38,588	37,286	37,329

Total benefits and expenses	2,452,800	2,085,567	1,979,412

Income before income taxes	288,979	473,272	187,533
Income tax expense	98,524	155,903	58,791

Net income	$190,455	$317,369	$128,742

See notes to consolidated financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2015	2014	2013
Net income	$190,455	$317,369	$128,742

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-
sale fixed maturity investments	(643,880)	586,458	(718,735)
Unrealized holding gains (losses), net, arising on cash flow
hedges	31,061	20,137	3,102
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	(56,159)	(42,982)

Net unrealized gains (losses) related to investments	(665,416)	550,436	(758,615)

Future policy benefits, DAC and VOBA adjustments	65,245	(58,760)	190,995
Employee benefit plan adjustment	31,586	(95,886)	121,551

Other, net	96,831	(154,646)	312,546

Other comprehensive income (loss) before income taxes	(568,585)	395,790	(446,069)
Income tax expense (benefit) related to items of other comprehensive income	(199,005)	138,526	(156,124)

Other comprehensive income (loss) (1)	(369,580)	257,264	(289,945)

Total comprehensive income (loss)	$(179,125)	$574,633	$(161,203)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,596), $177, and $18,388 for the years ended December 31, 2015, 2014, and 2013, respectively.

See notes to consolidated financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2013	$7,032	$771,041	$635,699	$722,525	$2,136,297
Net income				128,742	128,742
Other comprehensive loss, net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Share-based compensation		2,578			2,578
Income tax benefit on share-based compensation		496			496

Balances, December 31, 2013	7,032	774,115	345,754	748,831	1,875,732
Net income				317,369	317,369
Other comprehensive income, net of income taxes			257,264		257,264
Dividends				(316,401)	(316,401)
Share-based compensation		3,384			3,384
Income tax benefit on share-based compensation		165			165

Balances, December 31, 2014	7,032	777,664	603,018	749,799	2,137,513
Net income				190,455	190,455
Other comprehensive loss, net of income taxes			(369,580)		(369,580)
Dividends				(139,533)	(139,533)
Common stock issuance	201	60,602			60,803
Share-based compensation		1,655			1,655
Income tax benefit on share-based compensation		953			953

Balances, December 31, 2015	$7,233	$840,874	$233,438	$800,721	$1,882,266

See notes to consolidated financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$190,455	$317,369	$128,742
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,267)	(1,041)	(804)
Amortization of premiums (accretion of discounts) on investments, net	(12,213)	(42,022)	(20,751)
Net realized (gains) losses on investments	(73,331)	(64,323)	(38,517)
Net proceeds (purchases) of trading securities	(277,510)	11,478	23,677
Interest credited to contractholders	577,548	571,860	507,987
Depreciation and amortization	139,735	76,461	81,061
Deferral of acquisition costs	(64,709)	(110,843)	(80,486)
Deferred income taxes	21,682	75,044	(24,087)
Contingent consideration	(17,600)	—	—
Amortization of low-income housing partnerships	4,563	21,713	31,918
Other, net	(3,072)	(4,984)	2,432
Changes in assets and liabilities:
Policy benefit liabilities	(273,507)	(151,096)	(49,980)
Reinsurance receivable	8,738	(18,054)	12,013
Investment income due and accrued	(4,385)	(8,951)	(12,448)
Other assets	(13,101)	(5,705)	(106,923)
Other liabilities	22,050	(6,568)	78,829

Net cash provided by operating activities	224,076	660,338	532,663

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,470,124	4,124,159	4,022,064
Mortgage loans on real estate	594,497	384,306	289,531
Limited partnership interests, other corporation interests, and other investments	6,833	7,555	22,200
Purchases of investments:
Fixed maturities, available-for-sale	(6,468,699)	(5,174,996)	(5,012,792)
Mortgage loans on real estate	(448,924)	(609,008)	(562,940)
Limited partnership interests, other corporation interests, and other investments	(1,527)	(2,983)	(3,706)
Net change in short-term investments	(2,238)	22,096	(27,955)
Policy loans, net	98,143	(11,169)	(4,370)
Acquisition payment	—	(28,356)	—
Purchases of furniture, equipment, and software	(78,778)	(35,537)	(20,618)

Net cash used in investing activities	(830,569)	(1,323,933)	(1,298,586)

See notes to consolidated financial statements.	(Continued)

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2015	2014	2013
Cash flows from financing activities:
Contract deposits	$2,527,039	$2,709,043	$2,601,820
Contract withdrawals	(1,782,571)	(1,757,936)	(1,780,048)
Change in due to/from parent and affiliates	(22,359)	49,337	(14,724)
Dividends paid	(139,533)	(316,401)	(102,436)
Proceeds from issuance of common stock	60,803	—	—
Proceeds from financing element derivatives	—	5,516	51,832
Payments for and interest paid on financing element derivatives, net	(9,383)	(8,392)	(9,756)
Net commercial paper borrowings	(5,218)	(401)	1,003
Change in book overdrafts	(1,651)	(12,052)	13,840
Income tax benefit of stock option exercises	953	165	496

Net cash provided by financing activities	628,080	668,879	762,027

Net increase (decrease) in cash	21,587	5,284	(3,896)
Cash, beginning of year	12,775	7,491	11,387

Cash, end of year	$34,362	$12,775	$7,491

Supplemental disclosures of cash flow information:
Net cash received (paid) during the year for:
Income taxes	$(4,093)	$46,453	$(10,327)
Interest	(37,288)	(37,284)	(37,329)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(1,655)	$(3,384)	$(2,578)
Contingent consideration (See Note 2)	—	(32,209)	—
Assets received from limited partnership investment distribution	—	—	(5,119)
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	—	—	(44,104)
Policy loans acquired in reinsurance termination (See Note 4)	—	—	(6,468)
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	—	—	(28,959)

See notes to consolidated financial statements.	(Concluded)

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, and the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its fixed maturity investments on a trade date basis.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.	Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity; and
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent, with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Cash collateral which is invested is recognized along with any cash collateral not invested within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Depending on whether the derivative instrument is designated a cash flow hedge or not qualifying for hedge accounting, the changes in fair value resulting from foreign currency translations are recorded in AOCI or net investment income, respectively. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and fee revenue based on equity market performance, and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Common collective trusts - the net asset value based on the underlying trust investments.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	Defined benefit plan limited partnership investments - capital account or net asset value adjusted for other relevant information.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $137 and $1,788, are included in other liabilities at December 31, 2015, and 2014, respectively.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $93,646 and $66,012, are included in other assets at December 31, 2015, and 2014, respectively. The Company capitalized $47,895, $31,473, and $14,640 of internal use software development costs during the years ended December 31, 2015, 2014, and 2013, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $15,955,510 and $15,349,322 at December 31, 2015, and 2014, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $11,104,721 and $10,569,147 at December 31, 2015, and 2014, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance receivable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,890,616 and $6,804,898 at December 31, 2015, and 2014, respectively. Participating business composed approximately 10% and 9% of the Company’s individual life insurance in-force at December 31, 2015, and 2014, respectively, and 20%, 21%, and 32% of individual life insurance premium income for the years ended December 31, 2015, 2014, and 2013, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that is accounted for as an equity award that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Lifeco plan provides for granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) that is accounted for as a liability award for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2.  Acquisition

Putnam Retirement Business

Description of transaction

On January 1, 2015, the Company acquired the retirement business of Putnam Investments, LLC (“Putnam”), an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330. The 2015 amounts presented are aligned with the new business structure which includes the Putnam retirement business, while the 2014 comparative amounts reflect the previous structure which excludes the Putnam retirement business as the amounts are considered immaterial.

J.P. Morgan Retirement Plan Services

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market record-keeping business. This acquisition transformed the Company, together with Putnam, into the second largest provider based on number of participants in the U.S. defined contribution market.

Allocation of purchase price

During the fourth quarter of 2014, the Company substantially completed its comprehensive evaluation of the fair value of the net assets acquired from RPS and the purchase price allocation. As a result, initial goodwill of $50,249 recognized upon the acquisition of RPS on August 29, 2014 in the Acquisition note to the September 30, 2014 condensed, consolidated interim unaudited financial statements was adjusted in the fourth quarter of 2014, as a result of valuations received during the measurement period. Adjustments were made to the provisional amounts disclosed in the September 30, 2014 condensed, consolidated interim unaudited financial statements for the recognition and measurement of intangible assets, contingent consideration, accounts receivable, other assets, and accrued expenses and other liabilities.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

At December 31, 2014, the Company updated the previously reported allocation of purchase price as of September 30, 2014 for the measurement period adjustments that are reflected in the table below:

	As of September 30, 2014 (Unaudited)	Measurement Period Adjustment	As of December 31, 2014
Assets acquired and goodwill:
Goodwill (1)	$50,249	$(17,821)	$32,428
Other intangible assets (2)	—	16,291	16,291
Other assets
Fixed assets (3)	12,680	—	12,680
Accounts receivable (4)	24,050	105	24,155
Other (4)	1,224	(122)	1,102

Total other assets	37,954	(17)	37,937

Total assets acquired and goodwill	88,203	(1,547)	86,656

Liabilities assumed and contingent consideration:
Other liabilities
Accrued expenses and other (4)	26,108	772	26,880
Contingent consideration (5)	33,739	(1,530)	32,209

Total other liabilities	59,847	(758)	59,089

Total liabilities assumed and contingent consideration	$59,847	$(758)	$59,089

(1) Goodwill

Goodwill is calculated as the excess of the purchase price over the net assets recognized and represents the future economic benefits arising from other assets acquired and liabilities assumed that could not be individually identified (Level 3). Total goodwill resulting from the acquisition, in the amount of $32,428, is allocated to the Retirement Services segment. No portion of goodwill is expected to be deductible for tax purposes.

(2) Other Intangible Assets

Other intangible assets include customer relationships and non-competition intangible assets. The fair value of the customer relationships intangible asset was determined using the excess earnings method under the income approach (Level 3). This valuation method is based on first forecasting revenue for the existing customer base and then applying expected attrition rates. The operating cash flows are calculated by determining the cost required to generate revenue from the existing customer base. Key assumptions include projections of revenues generated from existing customers which includes an estimated rate of attrition, projections of operating expenses, and a discount rate of 14%.

The fair value of the non-competition intangible asset was determined using the with and without method under the income approach (Level 3). The premise associated with this valuation approach is that the value of an asset is represented by the differences in the subject business’ cash flows under scenarios where a) the asset is present and is used in operations; and b) the asset is absent and not used in operations. Such differences may arise due to additional revenue and/or cost savings associated with having the asset in place. Cash flow differentials are then discounted to present value to arrive at an estimate of fair value for the asset. Key assumptions include projected cash flows with the non-competition agreement in place, projected cash flows without the non-competition agreement in place, the expected time period under which the cash flow differences would occur, the probability of competition and success and a discount rate of 14%.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(3) Fixed Assets

The fair value of property, plant and equipment and software was determined using a cost approach and a market approach (Level 2). The cost approach is based on current replacement cost and/or reproduction costs of the assets as new less depreciation attributable to physical, functional and economic factors. The market approach is based on market data for similar assets.

(4) Accounts receivable, other assets and accrued expenses and other liabilities

Accounts receivable, other assets and accrued expenses and other liabilities are current assets and liabilities that are generally carried at fair value which is approximated from the carrying value (Level 2).

(5) Contingent consideration

The Company is obligated to make an additional earnout payment based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, the remaining earnout payment is due on August 29, 2016. The potential undiscounted amount of the earnout payment that the Company could be required to make under the contingent consideration arrangement is between zero and $50,000.

During the fourth quarter of 2015, the Company received notification from certain RPS customers terminating their contract with the Company. As a result, the Company reduced its retention rate expectation which is an input to the calculation of the contingent consideration liability. Due to the decline in the retention rate, the contingent consideration was reduced by $17,600 which was recognized in general insurance expenses. The contingent consideration liability was $14,609 and $32,209 for the years-ended December 31, 2015, and 2014, respectively. The fair value of the contingent consideration is estimated by a discounted cash flow model (Level 3) which calculates the present value of a probability-weighted earnout using a discount rate of 3%. An increase to the retention rate would increase the liability while a decrease to the retention rate would decrease the liability.

Revenues and earnings of the acquiree

RPS contributed revenue and net income (loss), included in the consolidated statements of income, as follows:

	Year Ended December 31,
	2015	2014
Revenue	$182,759	$54,267
Net loss	(944)	(3,416)

Costs related to acquisition

The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014. Such costs have been expensed as incurred and are included in general insurance expenses.

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January 1, 2014 and 2013, respectively, have not been included as it is impracticable since historical records are not available.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of the accounting pronouncement did not have an impact on the Company’s financial position or results of operations. The Company has included additional disclosures in Note 5 to these financial statements around collateral pledged for secured lending transactions on a prospective basis.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services, and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017, based upon an update issued by the FASB in August 2015. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis (Topic 810). The update primarily amends the criteria used to evaluate whether certain variable interest entities should be consolidated. The update also modifies the criteria used to determine whether partnerships and similar entities are variable interest entities. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, including in the interim periods. The Company does not expect the adoption of this ASU to have a material effect on the Company’s consolidated financial position or results of operations.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Subtopic 350-40). The update requires the Company to determine if the cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material effect on the Company’s consolidated financial position or results of operations.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts (Topic 944). The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10). The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its consolidated financial statements.

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2015	2014
Reinsurance receivable	$530,213	$529,921
Future policy benefits	1,724,797	1,812,077

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2015	2014	2013
Premium income, net of related party premiums ceded of $15,731, $13,901, and $(30,114)	$68,722	$71,453	$137,785
Life and other policy benefits, net of reinsurance recoveries of $6,494, $4,594, and $(536)	193,215	209,102	216,809
Decrease in future policy benefits	(52,842)	(46,915)	(2,556)

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2015	2014	2013	statement line

Provides corporate support service	The Canada Life Assurance Company (“CLAC”) (1), Great- West Life Assurance Company (“Great-West Life”) (1), MAM Holding Inc. (1), and Putnam (2)	$(4,115)	$(2,055)	$(1,971)	General insurance expense
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (1), and Putnam (2)	12,609	4,053	2,556	General insurance expense
Provides investment advisory and administrative services to U.S. branches of Lifeco insurance subsidiaries	CLAC (1) and Great-West Life (1)	1,710	1,803	2,586	Net investment income
Provides investment advisory and administrative services to Canadian subsidiaries of Lifeco	CLAC (1), Great-West Life (1), and London Life Financial Corporation (“London Life”) (1)	3,882	3,912	4,487	Fee income
Provides record-keeping services	CLAC (1) and Putnam (2)	377	13,956	10,625	Fee income
Provides U.S. tax services	London Life (1), LRG (US) Inc. (1), Putnam (2), Thomas H. Lee Partners L.P. (1), and CLAC (1)	(533)	(402)	(361)	General insurance expense
Provides shareholder services	Putnam (2)	5,531	—	—	Fee income
Receives reimbursement from tax	Putnam (2)	13,563	7,506	—	Other revenue
sharing indemnification related to state and local tax liabilities		—	—	8,114	Fee income
Received internally developed internal use software	Putnam (2)	2,226	1,008	—	Other assets

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014

GWL&A Financial	On account	On demand	$38,864	$32,572
Lifeco U.S.	On account	On demand	11,783	13,369
Putnam	On account	On demand	9,547	—
Other related party receivables	On account	On demand	2,402	1,252

Total			$62,596	$47,193

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014

GWL&A Financial (1)	Surplus note	November 2034	$194,474	$194,446
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2016	4,701	4,701
Putnam	On account	On demand	—	7,257
CLAC	On account	On demand	4,021	3,986

Great-West Life	On account	On demand	1,936	1,739
London Life	On account	On demand	1,778	1,737

Total			$540,310	$547,266

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,474 and $194,446 at December 31, 2015, and 2014, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears each May and November until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2015, 2014, and 2013. Included in other liabilities on the consolidated balance sheets at December 31, 2015, and 2014 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,176,680 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2015, and 2014 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $520,753 and $522,180 of funds withheld assets as of December 31, 2015, and 2014, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,165, $21,295, and $20,876, is included in net investment income for the years ended December 31, 2015, 2014, and 2013, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Additionally, effective May 1, 2015, Great-West Funds, Inc. entered into an Administrative Services Agreement with the Company. Pursuant to the Administrative Services Agreement, the Company provides recordkeeping and administrative services to shareholders and account owners, and receives from certain share classes of the fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Included in fee income on the consolidated statements of income are $138,936, $126,726, and $107,854 of advisory, management, and trustee fee income from these affiliated entities for the years ended December 31, 2015, 2014, and 2013, respectively.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2015, 2014, and 2013, these purchases totaled $146,547, $132,961, and $198,107, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $309,108 and $343,471 at December 31, 2015, and 2014, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded the following on January 1, 2013, in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355

Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000

Total	42,297

Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574

Participating policyholders’ income	4,781

Provision for policyholders’ share of earnings on participating business	4,781

Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios. As a result of that review, on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821. As a result of the transaction, the Company recognized realized investment loss of $1,041.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,291,167	$55,193	$4,608	$3,341,752	$—
Obligations of U.S. states and their subdivisions	1,988,214	238,862	7,903	2,219,173	50
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities (2)	12,388,886	437,207	320,381	12,505,712	(1,810)
Asset-backed securities	1,196,326	128,406	13,362	1,311,370	(86,474)
Residential mortgage-backed securities	122,146	4,734	1,508	125,372	(123)
Commercial mortgage-backed securities	1,009,320	19,117	11,529	1,016,908	—
Collateralized debt obligations	9,112	—	58	9,054	—

Total fixed maturities	$20,007,462	$883,519	$359,354	$20,531,627	$(88,357)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $149,062 and estimated fair value of $116,423.

	December 31, 2014
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,478,153	$70,597	$1,494	$3,547,256	$—
Obligations of U.S. states and their subdivisions	1,885,715	287,668	899	2,172,484	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities (2)	11,258,517	763,036	82,104	11,939,449	(2,228)
Asset-backed securities	1,263,089	149,152	13,702	1,398,539	(96,603)
Residential mortgage-backed securities	167,793	7,368	1,932	173,229	(185)
Commercial mortgage-backed securities	886,748	32,556	1,099	918,205	—
Collateralized debt obligations	10,674	—	209	10,465	—

Total fixed maturities	$18,953,144	$1,310,377	$101,443	$20,162,078	$(99,016)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $157,742 and estimated fair value of $131,799.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2015
	Amortized cost	Estimated fair value
Maturing in one year or less	$639,396	$663,243
Maturing after one year through five years	3,585,421	3,779,455
Maturing after five years through ten years	5,394,204	5,439,202
Maturing after ten years	5,126,013	5,240,709
Mortgage-backed and asset-backed securities	5,262,428	5,409,018

Total fixed maturities	$20,007,462	$20,531,627

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2015	2014	2013
Proceeds from sales	$4,187,547	$2,705,999	$2,518,568
Gross realized gains from sales	47,965	47,852	71,758
Gross realized losses from sales	6,476	1,229	27,792

Included in net investment income are unrealized gains (losses) of $(2,241), $3,119, and $(9,447) on held-for-trading fixed maturity investments still held at December 31, 2015, 2014, and 2013, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2015	December 31, 2014
Principal	$3,242,627	$3,356,374
Unamortized premium (discount) and fees, net	7,967	10,086
Mortgage provision allowance	(2,890)	(2,890)

Total mortgage loans	$3,247,704	$3,363,570

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2015, and 2014, respectively.

	December 31, 2015	December 31, 2014
Performing	$3,249,129	$3,366,460
Non-performing	1,465	—

Total	$3,250,594	$3,366,460

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2015	2014	2013
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$2,890
Provision increases	—	—	273
Charge-off	—	—	(273)
Recovery	—	—	—
Provision decreases	—	—	—

Ending balance	$2,890	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,250,594	$3,366,460	$3,137,145
Individually evaluated for impairment	14,031	12,986	13,906
Collectively evaluated for impairment	3,236,563	3,353,474	3,123,239

Limited partnership and other corporation interests - At December 31, 2015, and 2014, the Company had $40,980 and $49,421, respectively, invested in limited partnership and other corporation interests. Included in limited partnership interests are investments in low-income housing limited partnerships (“LIHLP”) that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in LIHLP to be considered a VIE but consolidation is not required because the Company has no power through voting rights or similar rights to direct the activities that most significantly impact the entities’ economic performance. As a 99% limited partner in various upper-tier LIHLPs, the Company expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The general partner is most closely involved in the development and management of the LIHLP project and has a small ownership percentage of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $2,728 and $7,464 at December 31, 2015, and 2014, respectively.

Special deposits - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,000 and $14,612 at December 31, 2015, and 2014, respectively.

Securities lending - Securities with a cost or amortized cost of zero and $15,252 and estimated fair values of zero and $15,423 were on loan under the program at December 31, 2015, and 2014, respectively. The Company received cash of zero and $13,741 and securities with a fair value of zero and $2,131 as collateral at December 31, 2015, and 2014, respectively.

The following table summarizes the collateral pledged by the Company under the securities lending program, by class of investment. Under the securities lending program the collateral pledged is, by definition, the securities loaned against the assets borrowed.

	December 31, 2015	December 31, 2014
Securities lending transactions
U.S. government direct obligations and U.S. agencies	$—	$11,148
Corporate debt securities	—	4,275

Total secured borrowings	$—	$15,423

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company’s securities lending agreements are open agreements, meaning the borrower can return and the Company can recall the loaned securities at any time. The assets and liabilities associated with securities lending program are not subject to master netting arrangements and are not offset in the consolidated balance sheets.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2015
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$1,357,822	$4,101	$23,604	$507	$1,381,426	$4,608
Obligations of U.S. states and their subdivisions	267,581	7,903	—	—	267,581	7,903
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	4,412,965	202,874	552,791	117,507	4,965,756	320,381
Asset-backed securities	247,082	4,372	182,404	8,990	429,486	13,362
Residential mortgage-backed securities	—	—	18,625	1,508	18,625	1,508
Commercial mortgage-backed securities	429,175	11,154	44,498	375	473,673	11,529
Collateralized debt obligations	9,054	58	—	—	9,054	58

Total fixed maturities	$6,725,965	$230,467	$821,922	$128,887	$7,547,887	$359,354

Total number of securities in an unrealized loss position		558		106		664

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$566,335	$503	$74,322	$991	$640,657	$1,494
Obligations of U.S. states and their subdivisions	18,280	218	41,064	681	59,344	899
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	836,263	16,775	764,528	65,329	1,600,791	82,104
Asset-backed securities	88,312	849	200,072	12,853	288,384	13,702
Residential mortgage-backed securities	4,663	11	24,052	1,921	28,715	1,932
Commercial mortgage-backed securities	35,015	127	57,333	972	92,348	1,099
Collateralized debt obligations	10,465	209	—	—	10,465	209

Total fixed maturities	$1,561,784	$18,696	$1,161,371	$82,747	$2,723,155	$101,443

Total number of securities in an unrealized loss position		134		153		287

Fixed maturity investments - Total unrealized losses and OTTI increased by $257,911, or 254%, from December 31, 2014, to December 31, 2015. The increase in unrealized losses was within corporate debt securities which have been influenced by market conditions with widening credit spreads resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $46,140 from December 31, 2014, to December 31, 2015. Corporate debt securities account for 91%, or $117,507, of the unrealized losses and OTTI greater than twelve months at December 31, 2015. Non-investment grade corporate debt securities account for $14,096 of the unrealized losses and OTTI greater than twelve months, and $10,222 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 7% of the unrealized losses and OTTI greater than twelve months at December 31, 2015. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
Beginning balance	$119,532	$167,961	$167,788
Additions:
Initial impairments - credit loss on securities not previously impaired	759	—	—
Credit loss recognized on securities previously impaired	—	—	173
Reductions:
Due to sales, maturities, or payoffs during the period	(559)	(646)	—
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(17,389)	(47,783)	—

Ending balance	$102,343	$119,532	$167,961

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2015	2014	2013
Investment income:
Fixed maturity and short-term investments	$796,133	$816,907	$766,367
Mortgage loans on real estate	150,284	149,497	147,944
Policy loans	206,081	207,013	206,718
Limited partnership interests	10,462	9,128	9,131
Net interest on funds withheld balances under reinsurance agreements, related party	22,165	21,295	20,876
Derivative instruments (1)	78,655	39,533	(44,610)
Other	9,228	5,008	3,321

	1,273,008	1,248,381	1,109,747
Investment expenses	(18,578)	(19,993)	(18,358)

Net investment income	$1,254,430	$1,228,388	$1,091,389

(1) Includes gains (losses) on the hedged asset for fair value hedges.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2015	2014	2013
Realized investment gains (losses):
Fixed maturity and short-term investments	$46,027	$54,219	$37,312
Derivative instruments	5,840	90,504	(62,077)
Mortgage loans on real estate	31,841	6,857	10,895
Other	2	(4,209)	(266)

Realized investment gains (losses)	$83,710	$147,371	$(14,136)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $76,107 and $141,653 as of December 31, 2015, and 2014, respectively. The Company had pledged collateral related to these derivatives of $45,940 and $106,110 as of December 31, 2015, and 2014, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2015, the fair value of assets that could be required to settle the derivatives in a net liability position was $30,167.

At December 31, 2015, and 2014, the Company had pledged $50,924 and $106,110 of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $19,060 and $791 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2015, the Company estimated $9,411 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, over-the-counter (“OTC”) interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected. The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in GLWB liabilities.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other contracts

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2015, or 2014.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2015
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$143,800	$11,843	$11,843	$—
Cross-currency swaps	380,873	28,714	28,736	22

Total cash flow hedges	524,673	40,557	40,579	22

Total derivatives designated as hedges	524,673	40,557	40,579	22

Derivatives not designated as hedges:
Interest rate swaps	303,600	3,240	8,295	5,055
Futures on equity indices	29,310	—	—	—
Interest rate futures	117,200	—	—	—
Interest rate swaptions	151,204	189	189	—
Cross-currency swaps	662,935	(51,759)	19,537	71,296

Total derivatives not designated as hedges	1,264,249	(48,330)	28,021	76,351

Total derivative financial instruments	$1,788,922	$(7,773)	$68,600	$76,373

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2014
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$17,746	$17,746	$—
Cross-currency swaps	174,245	2,322	5,143	2,821

Total cash flow hedges	358,445	20,068	22,889	2,821

Fair value hedges:
Interest rate swaps	78,000	1,506	1,637	131

Total fair value hedges	78,000	1,506	1,637	131

Total derivatives designated as hedges	436,445	21,574	24,526	2,952

Derivatives not designated as hedges:
Interest rate swaps	128,100	4,402	6,246	1,844
Futures on equity indices	5,505	—	—	—
Interest rate futures	17,958	—	—	—
Interest rate swaptions	293,964	271	271	—
Cross-currency swaps	662,935	(127,230)	4,561	131,791

Total derivatives not designated as hedges	1,108,462	(122,557)	11,078	133,635

Total derivative financial instruments	$1,544,907	$(100,983)	$35,604	$136,587

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2015, was $443,589, $937,242, $111,801, $212,299, and $5,014,845 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2014, was $340,262, $732,581, $21,702, $407,552, and $4,217,408 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statements of income reported by cash flow hedges, fair value hedges, and economic hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Cash flow hedges:
Interest rate swaps	$2,228	$9,096	$(12,285)	$6,779	$7,462	$5,067	(A)
Interest rate swaps	—	—	—	3,634	—	—	(B)
Cross-currency swaps	28,833	11,041	15,387	2,101	1,030	—	(A)
Cross-currency swaps	—	—	—	—	(154)	—	(B)
Interest rate futures	—	—	—	(134)	70	63	(A)

Total cash flow hedges	$31,061	$20,137	$3,102	$12,380	$8,408	$5,130

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives				Gain (loss) on hedged assets
	recognized in net income				recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2015	2014	2013		2015	2014	2013
Fair value hedges:
Interest rate swaps	$(1,507)	$(3,444)	$6,342	(A)	$—	$—	$—
Interest rate swaps	773	—	1,909	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		1,511	3,439	(5,308)	(A)
Items hedged in interest rate swaps	—	—	—		(773)	—	(2,943)	(B)

Total fair value hedges	$(734)	$(3,444)	$8,251		$738	$3,439	$(8,251)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2015		2014		2013
Derivatives not designated as hedging instruments:
Futures on equity indices	$(284)	(A)	$(41)	(A)	$(97)	(A)
Futures on equity indices	(527)	(B)	(534)	(B)	(3,396)	(B)
Interest rate swaps	(1,094)	(A)	6,508	(A)	(3,668)	(A)
Interest rate swaps	—	(B)	—	(B)	(622)	(B)
Interest rate futures	(65)	(A)	(51)	(A)	(458)	(A)
Interest rate futures	1	(B)	305	(B)	303	(B)
Interest rate swaptions	2,868	(A)	2,424	(A)	3,241	(A)
Interest rate swaptions	(3,115)	(B)	(3,578)	(B)	(2,828)	(B)
Other forward contracts	5,074	(B)	94,465	(B)	(57,442)	(B)
Cross-currency swaps	69,819	(A)	24,588	(A)	(50,111)	(A)

Total derivatives not designated as hedging instruments	$72,677		$124,086		$(115,078)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $11,257 at December 31, 2015. The changes in fair value of the GLWB were $11,257 for the year ended December 31, 2015.

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2015
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$ 66,435	$(38,236)	$19,060	$9,139
Derivative instruments (liabilities) (3)	76,107	(38,236)	(37,871)	—

	December 31, 2014
		Gross fair value not offset
		in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$ 32,895	$(32,595)	$279	$21
Derivative instruments (liabilities) (3)	140,655	(32,595)	(105,929)	2,131

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8.   Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,341,752	$—	$3,341,752
Obligations of U.S. states and their subdivisions	—	2,219,173	—	2,219,173
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	12,501,174	4,538	12,505,712
Asset-backed securities	—	1,311,370	—	1,311,370
Residential mortgage-backed securities	—	125,372	—	125,372
Commercial mortgage-backed securities	—	1,016,908	—	1,016,908
Collateralized debt obligations	—	9,054	—	9,054

Total fixed maturities available-for-sale	—	20,527,089	4,538	20,531,627

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	558,208	—	558,208
Corporate debt securities	—	56,566	—	56,566
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held-for-trading	—	615,839	—	615,839

Short-term investments	132,288	134,738	—	267,026
Collateral under derivative counterparty collateral agreements	69,984	—	—	69,984
Derivative instruments designated as hedges:
Interest rate swaps	—	11,843	—	11,843
Cross-currency swaps	—	28,736	—	28,736
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,295	—	8,295
Interest rate swaptions	—	189	—	189
Cross-currency swaps	—	19,537	—	19,537

Total derivative instruments	—	68,600	—	68,600
Separate account assets	15,249,966	11,381,227		26,631,193

Total assets	$15,452,238	$32,727,493	$4,538	$48,184,269

Liabilities
Collateral under derivative counterparty collateral agreements	$19,060	$—	$—	$19,060
Derivative instruments designated as hedges:
Cross-currency swaps	—	22	—	22
Derivative instruments not designated as hedges:
Interest rate swaps	—	5,055	—	5,055
Cross-currency swaps	—	71,296	—	71,296

Total derivative instruments	—	76,373	—	76,373

Embedded derivatives - GLWB	—	—	11,257	11,257
Separate account liabilities (1)	24	290,293	—	290,317

Total liabilities	$19,084	$366,666	$11,257	$397,007

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,547,256	$—	$3,547,256
Obligations of U.S. states and their subdivisions	—	2,172,484	—	2,172,484
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	11,933,607	5,842	11,939,449
Asset-backed securities	—	1,398,503	36	1,398,539
Residential mortgage-backed securities	—	173,229	—	173,229
Commercial mortgage-backed securities	—	918,205	—	918,205
Collateralized debt obligations	—	10,465	—	10,465

Total fixed maturities available-for-sale	—	20,156,200	5,878	20,162,078

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	279,602	—	279,602
Corporate debt securities	—	57,850	—	57,850
Asset-backed securities	—	—	—	—
Commercial mortgage-backed securities	—	1,091	—	1,091

Total fixed maturities held-for-trading	—	338,543	—	338,543

Short-term investments	156,935	106,566	—	263,501
Collateral under securities lending agreements	13,741	—	—	13,741
Collateral under derivative counterparty collateral agreements	106,901	—	—	106,901
Derivative instruments designated as hedges:
Interest rate swaps	—	19,383	—	19,383
Cross-currency swaps	—	5,143	—	5,143
Derivative instruments not designated as hedges:
Interest rate swaps	—	6,246	—	6,246
Interest rate swaptions	—	271	—	271
Cross-currency swaps	—	4,561	—	4,561

Total derivative instruments	—	35,604	—	35,604

Separate account assets	16,146,057	11,572,787	—	27,718,844

Total assets	$16,423,634	$32,209,700	$5,878	$48,639,212

Liabilities
Payable under securities lending agreements	$13,741	$—	$—	$13,741
Collateral under derivative counterparty collateral agreements	791	—	—	791
Derivative instruments designated as hedges:
Interest rate swaps	—	131	—	131
Cross-currency swaps	—	2,821	—	2,821
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,844	—	1,844
Cross-currency swaps	—	131,791	—	131,791

Total derivative instruments	—	136,587	—	136,587

Separate account liabilities (1)	15	217,712	—	217,727

Total liabilities	$14,547	$354,299	$—	$368,846

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon market prices from independent pricing services. In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements, and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets				Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Asset- backed securities	Collateralized debt obligations	Total	Embedded derivatives - GLWB
Balances, January 1, 2015	$5,842	$36	$—	$5,878	$—
Realized and unrealized gains (losses) included in:
Net Income	—	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	—	(178)	—
Settlements	(1,126)	—	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	—	(36)	$—

Balances, December 31, 2015	$4,538	$—	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
Balances, January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)

Balances, December 31, 2014	$5,842	$36	$—	$5,878

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
January 1, 2013	$1,822	$265,538	$32	$267,392

Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832

Balances, December 31, 2013	$6,652	$252,958	$32	$259,642

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range
Embedded derivatives - GLWB	$11,257	Risk neutral	Equity volatility	15% - 28%
stochastic valuation methodology
			Swap curve	0.75% - 3.00%

			Mortality rate	Based on the Annuity 2000 Mortality Table
			Lapse rate	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held zero and $9,242 of adjusted cost basis limited partnership interests which were impaired at December 31, 2015, and 2014, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2015		December 31, 2014
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Assets
Mortgage loans on real estate	$3,247,704	$3,362,496	$3,363,570	$3,558,111
Policy loans	4,092,661	4,092,661	4,130,062	4,130,062
Limited partnership interests	35,039	34,882	38,796	41,853
Other investments	14,596	44,723	15,614	43,263

Liabilities
Annuity contract benefits without life contingencies	$11,104,721	$10,839,205	$10,569,147	$10,563,477
Policyholders’ funds	299,577	299,577	335,484	335,484
Commercial paper	93,371	93,371	98,589	98,589
Notes payable	532,575	563,633	532,547	564,904

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next 1 to 10 years. The estimated fair value is classified as Level 3.

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9.   Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2015, and 2014.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Investment performance modeled in 3 classes: Regular Equity - 10% Aggressive Equity - 12% Fixed, Bond, Money Market Fund: level 3%
Volatility	Volatility modeled in 3 classes: Regular Equity - 23% Aggressive Equity - 33% Fixed, Bond, Money Market Fund: None
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following assumptions and methodology were used to determine GLWB additional reserves at December 31, 2015.

December 31, 2015
Area	Assumptions/Basis for Assumptions
Equity volatility	15% - 28%
Swap curve	0.75% - 3.00%
Mortality rate	Based on the Annuity 2000 Mortality Table
Lapse rate	1% - 15%

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2015, and 2014, were as follows:

	GMDB	GLWB	Total
December 31, 2015
Separate account liability	$55,999	210,240	266,239
Net amount at risk, net of reinsurance	$29,050	7,582	36,632
Weighted average attained age	70	57	N/A

December 31, 2014
Separate account liability	$60,388	—	60,388
Net amount at risk, net of reinsurance	$30,095	—	30,095
Weighted average attained age	69	N/A	N/A

The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2015, 2014, and 2013 were as follows:

	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2013	6,928	—	6,928
Incurred guaranteed benefits	(135)	—	(135)
Paid guaranteed benefits	(800)	—	(800)

Balances, December 31, 2013	5,993	—	5,993
Incurred guaranteed benefits	305	—	305
Paid guaranteed benefits	(732)	—	(732)

Balances, December 31, 2014	5,566	—	5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:

	December 31, 2015	December 31, 2014
Equity securities - GMDB	$55,997	$60,368
Equity securities - GLWB	209,828	—

Total	265,825	60,368

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

10.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2015, and 2014, the reinsurance receivables had carrying values in the amounts of $604,946 and $611,270, respectively. Included in these amounts are $530,213 and $529,921 at December 31, 2015, and 2014, respectively, associated with reinsurance agreements with a related party. At December 31, 2015, and 2014, 88% and 87%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$53,403,194	$41,855,857	$95,259,051
Reinsurance ceded	(10,169,625)	(393,512)	(10,563,137)
Reinsurance assumed	58,742,234	—	58,742,234

Net	$101,975,803	$41,462,345	$143,438,148

Percentage of amount assumed to net	58%	—%	41%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$52,836,475	$41,268,214	$94,104,689
Reinsurance ceded	(9,773,885)	—	(9,773,885)
Reinsurance assumed	61,911,865	—	61,911,865

Net	$104,974,455	$41,268,214	$146,242,669

Percentage of amount assumed to net	59%	—%	42%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201

Net	$445,235	$1,160	$446,395

The following table summarizes total premium income for the year ended December 31, 2013:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419

Net	$460,181	$3,912	$464,093

Reinsurance recoveries for life and other policy benefits were $23,179, $23,965, and $34,716 for the years ended December 31, 2015, 2014, and 2013, respectively.

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2013	$172,416	$32,045	$204,461
Correction to Balance, January 1, 2013	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928

Balances, December 31, 2013	314,071	29,217	343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)

Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	$393,418	$20,725	$414,143

The estimated future amortization of VOBA for the years ended December 31, 2016, through December 31, 2020, is approximately $3,400 per annum.

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement (formerly known as “Retirement Services”) segment, is as follows:

	Goodwill
	2015	2014
Balances, January 1	$137,683	$105,255
Acquisitions (1)	—	32,428

Balances, December 31	$137,683	$137,683

(1) During 2014, the Company acquired goodwill of $32,428 from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(24,251)	$23,329
Non-competition	1,325	(835)	490

Total	$48,905	$(25,086)	$23,819

	December 31, 2014
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships (1)	$51,280	$(24,481)	$26,799
Non-competition (1)	1,325	(209)	1,116

Total	$52,605	$(24,690)	$27,915

(1) During 2014, the Company acquired $14,966 and $1,325 of customer relationship and non-competition intangible assets, respectively, from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

Amortization expense for other intangible assets included in general insurance expenses was $4,096, $3,531, and $3,094 for the years ended December 31, 2015, 2014, and 2013, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2016, through December 31, 2020, is approximately $2,800 per annum.

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2015	2014
Face value	$93,371	$98,589
Carrying value	93,371	98,589
Effective interest rate	0.5%-0.6%	0.2%
Maturity range (days)	8 - 28	7 - 27

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2015, and 2014, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,232,986 and 7,032,000 of which were issued and outstanding at December 31, 2015, and 2014, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2015	2014	2013		2015	2014

Net income	$187,232	$134,091	$175,292	Capital and surplus	$1,114,764	$1,000,938

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2015.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2015, 2014, and 2013, the Company paid dividends in the amounts of $139,533, $316,401, and $102,436, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2015, were $1,114,764 and $189,576, respectively. Based on the as filed amounts, the Company may pay an amount less than $111,476 of dividends during the year ended December 31, 2016, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
Other comprehensive income (loss) before reclassifications	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(26,141)	(8,047)	—	7,706	(26,482)

Net current period other comprehensive income (loss)	(444,663)	12,143	42,409	20,531	(369,580)

Balances, December 31, 2015	$339,520	$45,284	$(65,785)	$(85,581)	$233,438

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)

Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264

Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)

Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)

Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(643,880)	$225,358	$(418,522)
Unrealized holding gains (losses), net, arising on cash flow hedges	31,061	(10,871)	20,190
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	18,409	(34,188)

Net unrealized gains (losses) related to investments	(665,416)	232,896	(432,520)
Future policy benefits, DAC and VOBA adjustments	65,245	(22,836)	42,409

Net unrealized gains (losses)	(600,171)	210,060	(390,111)
Employee benefit plan adjustment	31,586	(11,055)	20,531

Other comprehensive income (loss)	$(568,585)	$199,005	$(369,580)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses), net, arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses, net, realized in net income	(56,159)	19,656	(36,503)

Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)

Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)

Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

	Year Ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses), net, arising on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses, net, realized in net income	(42,982)	15,044	(27,938)

Net unrealized gains (losses) related to investments	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147

Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008

Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2015		2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)				Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(40,217)		$(47,751)		Other realized investment (gains) losses, net

	(40,217)		(47,751)		Total before tax
	(14,076)		(16,713)		Tax expense or benefit

	$(26,141)		$(31,038)		Net of tax

Unrealized holdings (gains) losses, net, arising on cash flow hedges	$(12,380)		$(8,408)		Net investment income

	(12,380)		(8,408)		Total before tax
	(4,333)		(2,943)		Tax expense or benefit

	$(8,047)		$(5,465)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(694)	(1)	$3,189	(1)
Actuarial losses (gains)	12,550	(1)	2,730	(1)
Settlement	—	(1)	1,857	(1)

	11,856		7,776		Total before tax
	4,150		2,722		Tax expense or benefit

	$7,706		$5,054		Net of tax

Total reclassification	$(26,482)		$(31,449)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2015	2014	2013
Compensation	$564,008	$406,601	$359,280
Commissions	206,360	210,797	184,238
Other	308,628	163,593	106,829

Total general insurance expenses	$1,078,996	$780,991	$650,347

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in projected benefit obligation:
Benefit obligation, January 1	$583,080	$456,402	$12,782	$11,081	$55,832	$62,305	$651,694	$529,788
Service cost	12,851	4,952	1,042	985	282	586	14,175	6,523
Interest cost	23,987	23,068	560	574	2,122	2,528	26,669	26,170
Actuarial (gain) loss	(42,863)	113,410	3,360	(2,092)	(9,504)	3,376	(49,007)	114,694
Regular benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)
Amendment	—	—	—	(569)	—	3,911	—	3,342
Acquisition	—	—	339	3,311	—	—	339	3,311

Benefit obligation, December 31	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694

Accumulated benefit obligation	$544,011	$562,760	$16,637	$12,782	$42,182	$50,032	$602,830	$625,574

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Asset Transfer Agreement, the Company was required to give each Putnam employee full credit for the employee’s service period with Putnam prior to the closing date for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 150 individuals became eligible participants of the Post-Retirement Medical Plan at January 1, 2015. The transaction was recorded as a prior service cost, which resulted in a $339 increase before tax to other liabilities and expenses and a decrease to accumulated other comprehensive income.

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

On August 29, 2014, the Company completed the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Purchase and Sale Agreement, the Company was required to give each RPS employee full credit for the employee’s service period with RPS prior to the closing date, for the purpose of eligibility to participate, vesting, and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 1,000 individuals became eligible participants of the Post-Retirement Medical Plan at the acquisition date. The acquisition resulted in a $3,311 increase before tax to other liabilities with an offsetting increase to goodwill.

During 2014, one participant in the Supplemental Executive Retirement Plan received an enhancement to his benefit. The enhancement resulted in a $3,911 increase before tax to other liabilities with an offsetting decrease to accumulated other comprehensive income.

During 2014, the Post-Retirement Medical Plan was amended to allow only one medical plan option to retirees.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in plan assets:
Value of plan assets, January 1	$443,962	$404,335	$—	$—	$—	$—	$443,962	$404,335
Actual return on plan assets	(593)	43,662	—	—	—	—	(593)	43,662
Employer contributions	—	10,717	1,446	508	4,874	16,874	6,320	28,099
Benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)

Value of plan assets, December 31	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Under funded status at December 31	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Amounts recognized in consolidated balance sheets:
Other liabilities	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)
Accumulated other comprehensive income (loss)	(139,316)	(165,652)	8,540	14,390	(890)	(11,990)	(131,666)	(163,252)

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2015:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(139,316)	$(90,555)	$6,815	$4,430	$1,311	$852	$(131,190)	$(85,273)
Net prior service (cost) credit	—	—	1,725	1,121	(2,201)	(1,431)	(476)	(310)

	$(139,316)	$(90,555)	$8,540	$5,551	$(890)	$(579)	$(131,666)	$(85,583)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2016:
	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(9,940)	$(6,461)	$341	$222	$61	$40	$(9,538)	$(6,199)
Prior service (cost) credit	—	—	1,102	716	(501)	(326)	601	390

	$(9,940)	$(6,461)	$1,443	$938	$(440)	$(286)	$(8,937)	$(5,809)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2016	$17,148	$787	$3,337
2017	18,164	805	3,320
2018	19,820	800	2,852
2019	21,211	880	2,535
2020	22,753	913	2,510
2021 through 2025	144,889	5,997	17,504

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$12,851	$4,952	$5,527
Interest cost	23,987	23,068	20,897
Expected return on plan assets	(28,345)	(29,288)	(24,499)
Amortization of unrecognized prior service cost	13	51	51
Amortization of loss from earlier periods	12,398	2,898	16,001

Net periodic cost	$20,904	$1,681	$17,977

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic benefit:
Service cost	$1,042	$985	$947
Interest cost	560	574	512
Amortization of unrecognized prior service benefit	(1,640)	(1,706)	(1,650)
Amortization of gain from earlier periods	(511)	(450)	(348)

Net periodic benefit	$(549)	$(597)	$(539)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$282	$586	$1,002
Interest cost	2,122	2,528	2,548
Amortization of unrecognized prior service cost	933	4,844	933
Amortization of loss from earlier periods	663	282	1,299
Settlement	—	1,857	—

Net periodic cost	$4,000	$10,097	$5,782

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2015	2014
Discount rate	4.55%	4.17%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2015	2014
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan
	December 31,
	2015	2014
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

During 2015, the Company adopted the Society of Actuaries 2015 Mortality Tables Report (RP-2015) and Mortality

Improvement Scale (MP-2015), which adjusted the mortality assumptions used to measure retirement plan obligations. These mortality assumptions are an update to the tables adopted in 2014, to reflect two additional years of U.S. population mortality improvement data.

During 2014, the Company adopted the Society of Actuaries 2014 Mortality Tables Report (RP-2014) and Mortality Improvement Scale (MP-2014), which adjusted the mortality assumptions used to measure retirement plan obligations. The updated mortality assumptions reflect increasing life expectancies in the United States, reflecting an increase to the Company’s benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans. Future expenses of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans are also expected to increase due to the new mortality assumptions.

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014
Discount rate	4.17%	5.11%
Expected return on plan assets	6.50%	7.25%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.94%	4.83%
Initial health care cost trend	6.50%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.99%	4.61%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$271	$(225)
Increase (decrease) on post-retirement benefit obligation	2,099	(1,801)
The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:
	December 31,
	2015	2014
Equity securities	67%	65%
Debt securities	31%	33%
Other	2%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$94,751	$—	$94,751
Midcap index funds	—	88,267	—	88,267
World equity index funds	—	8,511	—	8,511
U.S. equity market funds	—	94,471	—	94,471

Total common collective trust funds	—	286,000	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926

Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments	—	—	7,654	7,654
Money market funds	2,484	—	—	2,484

Total defined benefit plan assets	$2,764	$416,713	$7,654	$427,131

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$93,415	$—	$93,415
Midcap index funds	—	90,159	—	90,159
World equity index funds	—	8,759	—	8,759
U.S. equity market funds	—	93,911	—	93,911

Total common collective trust funds	—	286,244	—	286,244
Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,308	—	9,308
Obligations of U.S. states and their municipalities	—	18,838	—	18,838
Corporate debt securities	—	107,125	—	107,125
Asset-backed securities	—	8,444	—	8,444
Commercial mortgage-backed securities	—	3,048	—	3,048

Total fixed maturity investments	—	146,763	—	146,763
Preferred stock	310	—	—	310
Limited partnership investments	—	—	8,114	8,114
Money market funds	2,531	—	—	2,531

Total defined benefit plan assets	$2,841	$433,007	$8,114	$443,962

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair value measurements using significant unobservable inputs (Level 3) limited partnership interest
	Year Ended December 31,
	2015	2014
Balance, January 1	$8,114	$7,557
Actual return on plan assets	(655)	510
Capital contributions to limited partnership interest	1,319	656
Capital distributions from limited partnership interest	(1,124)	(609)

Balance, December 31	$7,654	$8,114

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2016:

December 31, 2016
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2016. The Company expects to make payments of approximately $787 with respect to its Post-Retirement Medical Plan and $3,337 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2016.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $8,678 and $10,051 at December 31, 2015, and 2014, respectively. The participant deferrals earned interest at the average rates of 6.48% and 6.53% during the years ended December 31, 2015, and 2014, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.29% to 5.07% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $18,654 and $16,633 at December 31, 2015, and 2014, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $13,016, $8,479, and $6,693 in expense related to this plan for the years ended December 31, 2015, 2014, and 2013, respectively.

18.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2015	2014	2013
Current	$76,842	$80,859	$82,878
Deferred	21,682	75,044	(24,087)

Total income tax provision	$98,524	$155,903	$58,791

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(1.8)%	(4.6)%
Tax credits	(0.2)%	(0.3)%	(2.0)%
State income taxes, net of federal benefit	3.2%	1.0%	3.3%
Income tax contingency provisions	— %	(1.2)%	(0.4)%
Other, net	(0.9)%	0.2%	— %

Effective federal income tax rate	34.1%	32.9%	31.3%

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$26,890	$21,154	$25,850
Additions to tax positions in the current year	1,383	13,931	—
Additions to tax positions in the prior year	50	—	1,497
Reductions to tax positions in the prior year	—	—	(180)
Reductions to tax positions from statutes expiring	(5,230)	(8,195)	(6,013)

Balance, end of year	$23,093	$26,890	$21,154

There were no tax benefits included in the unrecognized tax benefits of $23,093 at December 31, 2015, that would impact the annual effective tax rate. The Company anticipates a decrease in its unrecognized tax benefits of $4,500 to $5,500 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized decreases of $193, $2,916, and $286 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2015, 2014, and 2013, respectively. The Company had approximately $1,017 and $1,210 accrued for the payment of interest and penalties at December 31, 2015, and 2014, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2011 and prior. Tax years 2012 through 2014 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2015		2014
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$—	$262,822	$—	$255,926
Deferred acquisition costs	—	8,533	2,467	—
Investment assets	—	221,303	—	426,477
Policyholder dividends	8,919	—	10,002	—
Net operating loss carryforward	113,637	—	122,177	—
Pension plan accrued benefit liability	79,945	—	84,351	—
Goodwill	—	33,034	—	26,022
Experience rated refunds	12,673	—	13,431	—
Tax credits	154,017	—	149,516	—
Other	19,385	—	11,865	—

Total deferred taxes	$388,576	$525,692	$393,809	$708,425

The deferred tax liability amounts presented for investment assets above include $171,780 and $381,838 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2015, and 2014, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2015, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$37,747
2022	136,796
2023	81,693
2028	2,215

Total	$258,451

During the years ended December 31, 2015, 2014, and 2013, the Company generated $3,295, $15,506, and $25,013 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2015, the total credit carryforward for Low Income Housing is $142,878. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2015, and 2014 is $11,790 and $13,400, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2015, and 2014 is $7,721 and $7,176, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement (formerly known as “Retirement Services”), and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

	December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,074,681	$10,966,096	$1,770,249	$28,811,026
Other assets	1,358,934	927,061	149,655	2,435,650
Separate account assets	7,031,013	19,600,180	—	26,631,193

Assets of continuing operations	$24,464,628	$31,493,337	$1,919,904	57,877,869

Assets of discontinued operations				21,910

Total assets				$57,899,779

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371

Total revenues	1,248,332	1,167,191	143,316	2,558,839

Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122

Total benefits and expenses	1,039,832	853,504	192,231	2,085,567

Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903

Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

	December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$15,928,591	$10,621,831	$1,772,821	$28,323,243
Other assets	1,283,256	855,728	142,824	2,281,808
Separate account assets	7,247,463	20,471,381	—	27,718,844

Assets of continuing operations	$24,459,310	$31,948,940	$1,915,645	58,323,895

Assets of discontinued operations				24,324

Total assets				$58,348,219

	Year Ended December 31, 2013
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)

Total revenues	1,162,944	842,292	161,709	2,166,945

Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321

Total benefits and expenses	1,063,237	734,324	181,851	1,979,412

Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense	34,265	33,240	(8,714)	58,791

Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2015	2014	2013
Lifeco Stock Plan	$1,655	$3,384	$2,579
Performance Share Unit Plan	2,320	6,263	6,860

Total compensation expense	$3,975	$9,647	$9,439

Income tax benefits	$1,143	$2,404	$2,732

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2015, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,238	1.7
Performance Share Unit Plan	3,585	1.4

Equity Award Activity

During the year ended December 31, 2015, Lifeco granted 714,101 stock options to employees of the Company. These stock options vest over five-year periods ending in 2020. Compensation expense of $2,376 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2015	3,793,658	$26.49
Granted	714,101	25.74
Exercised	(692,756)	20.39
Cancelled and expired	(181,660)	21.95

Outstanding, December 31, 2015	3,633,343	21.68	5.9	$13,154
Vested and expected to vest, December 31, 2015	3,633,343	$21.68	5.9	$13,154
Exercisable, December 31, 2015	2,360,613	$21.01	4.7	$10,078

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2015, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2015	2014	2013
Weighted average fair value of options granted	$3.33	$5.53	$4.56
Intrinsic value of options exercised (1)	4,234	401	1,437
Fair value of options vested	1,670	4,491	1,843

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

68

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2015	2014	2013
Dividend yield	3.66%	3.95%	4.53%
Expected volatility	19.10%	26.63%	26.73%
Risk free interest rate	0.90%	1.75%	1.38%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2015	521,295
Granted	204,864
Forfeited	(55,316)
Exercised	(230,754)

Outstanding, December 31, 2015	440,089

Vested and expected to vest, December 31, 2015	440,089

The cash payment in settlement of the Performance Share Unit Plan units was $6,375 and $5,914 for the years ended December 31, 2015, and 2014, respectively.

21. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	789,976	975,131
Investment purchase obligations (3)	50,692	—	—	—	50,692
Operating leases (4)	12,681	22,415	17,066	4,510	56,672
Other liabilities (5)	32,341	45,623	37,438	27,601	143,003

Total	$132,745	$142,100	$128,566	$1,350,487	$1,753,898

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

69

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2015, and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2015, and 2014, were $50,692 and $166,356, of which $8,692 and $4,997 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,050, $7,628, and $5,439 for the years ended December 31, 2015, 2014, and 2013, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $8,640 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

·	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2021.
·	Miscellaneous purchase obligations to acquire goods and services.
·	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2014. The Company was in compliance with all covenants at December 31, 2015, and 2014. At December 31, 2015, and 2014 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,176,680 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2015, and 2014, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2015, and 2014, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

70

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company is defending a lawsuit related to a motor vehicle accident involving an employee. It received a $20,000 demand from the plaintiff’s attorney during the fourth quarter of 2014. The amount is fully indemnified by a third-party insurer.

The Company is defending lawsuits relating to the administration of its staff retirement plan, or to the costs and features of certain of its retirement or fund products. These actions are at their early stages. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22.   Subsequent Events

On February 4, 2016, the Company’s Board of Directors declared dividends of $73,401, payable on March 15, 2016, to its sole shareholder, GWL&A Financial.

71

Variable Annuity-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2015 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER SMID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,918,751	$1,229,377	$2,543,352	$579,218	$151,900	$45,778
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	1,918,751	1,229,377	2,543,352	579,218	151,900	45,778

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	224	143	285	34	13	3

Total liabilities	224	143	285	34	13	3

NET ASSETS	$1,918,527	$1,229,234	$2,543,067	$579,184	$151,887	$45,775

NET ASSETS REPRESENTED BY:
Accumulation units	$1,918,527	$1,229,234	$2,543,067	$579,184	$151,887	$45,775

ACCUMULATION UNITS OUTSTANDING	19,352	12,021	35,682	30,659	14,607	4,962

UNIT VALUE (ACCUMULATION)	$99.14	$102.26	$71.27	$18.89	$10.40	$9.23

(1) Cost of investments:	$1,244,892	$946,142	$2,153,838	$822,148	$208,581	$46,294
Shares of investments:	28,460	23,083	130,361	28,296	31,979	4,436

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

ASSETS:
Investments at fair value (1)	$122,969	$771,113	$61,708	$124,955	$979,230	$316,647
Investment income due and accrued						1,536
Receivable for investments sold
Purchase payments receivable

Total assets	122,969	771,113	61,708	124,955	979,230	318,183

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	5	27	6	10	76	18

Total liabilities	5	27	6	10	76	18

NET ASSETS	$122,964	$771,086	$61,702	$124,945	$979,154	$318,165

NET ASSETS REPRESENTED BY:
Accumulation units	$122,964	$771,086	$61,702	$124,945	$979,154	$318,165

ACCUMULATION UNITS OUTSTANDING	12,675	49,694	6,549	14,377	99,712	33,881

UNIT VALUE (ACCUMULATION)	$9.70	$15.52	$9.42	$8.69	$9.82	$9.39

(1) Cost of investments:	$130,064	$776,622	$64,120	$141,750	$1,072,643	$344,850
Shares of investments:	12,371	41,908	6,965	6,969	75,094	46,841

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$53,422	$621,403	$3,919,281	$107,109	$186,702	$616,945
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	53,422	621,403	3,919,281	107,109	186,702	616,945

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	2	72	457	13	4	16

Total liabilities	2	72	457	13	4	16

NET ASSETS	$53,420	$621,331	$3,918,824	$107,096	$186,698	$616,929

NET ASSETS REPRESENTED BY:
Accumulation units	$53,420	$621,331	$3,918,824	$107,096	$186,698	$616,929

ACCUMULATION UNITS OUTSTANDING	5,602	42,473	240,721	3,009	13,358	65,655

UNIT VALUE (ACCUMULATION)	$9.54	$14.63	$16.28	$35.59	$13.98	$9.40

(1) Cost of investments:	$55,991	$428,845	$3,159,027	$103,746	$232,609	$759,954
Shares of investments:	2,630	33,159	140,175	3,970	11,713	38,060

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL MID CAP VALUE VIP

ASSETS:
Investments at fair value (1)	$234,317	$301,225	$696,865	$37,456	$266,343	$205,640
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			5,153

Total assets	234,317	301,225	702,018	37,456	266,343	205,640

LIABILITIES:
Payable for investments purchased			5,153
Redemptions payable
Due to Great West Life & Annuity Insurance Company	10	9	23	1	7	4

Total liabilities	10	9	5,176	1	7	4

NET ASSETS	$234,307	$301,216	$696,842	$37,455	$266,336	$205,636

NET ASSETS REPRESENTED BY:
Accumulation units	$234,307	$301,216	$696,842	$37,455	$266,336	$205,636

ACCUMULATION UNITS OUTSTANDING	16,085	21,499	39,396	2,697	19,239	13,608

UNIT VALUE (ACCUMULATION)	$14.57	$14.01	$17.69	$13.89	$13.84	$15.11

(1) Cost of investments:	$216,096	$344,796	$697,157	$45,980	$283,651	$211,646
Shares of investments:	14,774	8,970	24,782	2,915	17,397	12,893

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$458,263	$321,332	$264,255	$450,552	$386,384	$47,696
Investment income due and accrued			1,087	1,573	1,121
Receivable for investments sold
Purchase payments receivable

Total assets	458,263	321,332	265,342	452,125	387,505	47,696

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	16	37	32	23	45	1

Total liabilities	16	37	32	23	45	1

NET ASSETS	$458,247	$321,295	$265,310	$452,102	$387,460	$47,695

NET ASSETS REPRESENTED BY:
Accumulation units	$458,247	$321,295	$265,310	$452,102	$387,460	$47,695

ACCUMULATION UNITS OUTSTANDING	29,503	6,803	4,492	36,413	7,836	3,993

UNIT VALUE (ACCUMULATION)	$15.53	$47.23	$59.06	$12.42	$49.45	$11.94

(1) Cost of investments:	$475,899	$237,127	$212,399	$463,546	$269,516	$54,345
Shares of investments:	26,862	8,333	5,842	10,021	12,888	4,751

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,488,646	$1,288,205	$702,466	$346,429	$2,054,555	$358,273
Investment income due and accrued			14
Receivable for investments sold
Purchase payments receivable

Total assets	1,488,646	1,288,205	702,480	346,429	2,054,555	358,273

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	166	144	80	38	237	41

Total liabilities	166	144	80	38	237	41

NET ASSETS	$1,488,480	$1,288,061	$702,400	$346,391	$2,054,318	$358,232

NET ASSETS REPRESENTED BY:
Accumulation units	$1,488,480	$1,288,061	$702,400	$346,391	$2,054,318	$358,232

ACCUMULATION UNITS OUTSTANDING	32,110	19,394	47,230	9,800	19,900	7,179

UNIT VALUE (ACCUMULATION)	$46.36	$66.42	$14.87	$35.35	$103.23	$49.90

(1) Cost of investments:	$1,360,503	$948,571	$702,466	$283,786	$969,953	$417,318
Shares of investments:	94,457	37,978	702,466	10,911	31,248	72,378

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,289,381	$210,053	$349,597	$604,328	$208,446	$37,026
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				3,977

Total assets	1,289,381	210,053	349,597	608,305	208,446	37,026

LIABILITIES:
Payable for investments purchased				3,977
Redemptions payable
Due to Great West Life & Annuity Insurance Company	150	25	40	48	24	1

Total liabilities	150	25	40	4,025	24	1

NET ASSETS	$1,289,231	$210,028	$349,557	$604,280	$208,422	$37,025

NET ASSETS REPRESENTED BY:
Accumulation units	$1,289,231	$210,028	$349,557	$604,280	$208,422	$37,025

ACCUMULATION UNITS OUTSTANDING	4,710	6,743	10,051	65,877	11,972	3,935

UNIT VALUE (ACCUMULATION)	$273.72	$31.15	$34.78	$9.17	$17.41	$9.41

(1) Cost of investments:	$819,794	$217,563	$296,624	$657,864	$251,219	$38,249
Shares of investments:	6,246	16,981	18,323	41,707	22,199	4,060

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$141,055	$85,244	$1,273,785	$328,369	$2,794,500	$1,722,750
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	141,055	85,244	1,273,785	328,369	2,794,500	1,722,750

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	16	10	39	10	78	101

Total liabilities	16	10	39	10	78	101

NET ASSETS	$141,039	$85,234	$1,273,746	$328,359	$2,794,422	$1,722,649

NET ASSETS REPRESENTED BY:
Accumulation units	$141,039	$85,234	$1,273,746	$328,359	$2,794,422	$1,722,649

ACCUMULATION UNITS OUTSTANDING	7,303	4,254	82,388	20,303	263,448	156,854

UNIT VALUE (ACCUMULATION)	$19.31	$20.04	$15.46	$16.17	$10.61	$10.98

(1) Cost of investments:	$129,445	$74,613	$1,550,845	$364,590	$2,842,884	$1,891,511
Shares of investments:	9,030	5,101	142,322	218,913	207,924	222,865

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II

ASSETS:
Investments at fair value (1)	$794,721	$207,537	$1,881,794	$15,234	$54,967	$1,835,712
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	794,721	207,537	1,881,794	15,234	54,967	1,835,712

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	26	21	53	1	1	96

Total liabilities	26	21	53	1	1	96

NET ASSETS	$794,695	$207,516	$1,881,741	$15,233	$54,966	$1,835,616

NET ASSETS REPRESENTED BY:
Accumulation units	$794,695	$207,516	$1,881,741	$15,233	$54,966	$1,835,616

ACCUMULATION UNITS OUTSTANDING	75,000	21,884	147,903	1,660	4,378	154,401

UNIT VALUE (ACCUMULATION)	$10.60	$9.48	$12.72	$9.18	$12.56	$11.89

(1) Cost of investments:	$828,913	$230,217	$2,063,627	$16,662	$59,409	$2,034,399
Shares of investments:	77,232	19,432	186,316	1,619	4,335	132,066

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$985,805	$56,259	$365,984	$1,549,022	$186,352	$197,759
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	985,805	56,259	365,984	1,549,022	186,352	197,759

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	22	2	25	40	7	7

Total liabilities	22	2	25	40	7	7

NET ASSETS	$985,783	$56,257	$365,959	$1,548,982	$186,345	$197,752

NET ASSETS REPRESENTED BY:
Accumulation units	$985,783	$56,257	$365,959	$1,548,982	$186,345	$197,752

ACCUMULATION UNITS OUTSTANDING	69,004	4,405	31,435	132,192	12,313	15,805

UNIT VALUE (ACCUMULATION)	$14.29	$12.77	$11.64	$11.72	$15.13	$12.51

(1) Cost of investments:	$1,129,263	$60,183	$400,091	$1,770,322	$225,269	$223,175
Shares of investments:	64,813	3,609	23,476	130,389	8,368	18,656

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MONEY MARKET FUND	GREAT-WEST PUTNAM EQUITY INCOME FUND

ASSETS:
Investments at fair value (1)	$1,444,880	$4,643,700	$6,281,331	$1,891,615	$12,535,139	$294,675
Investment income due and accrued
Receivable for investments sold				15,155
Purchase payments receivable					322,541

Total assets	1,444,880	4,643,700	6,281,331	1,906,770	12,857,680	294,675

LIABILITIES:
Payable for investments purchased					322,541
Redemptions payable				15,155
Due to Great West Life & Annuity Insurance Company	39	193	208	57	296	11

Total liabilities	39	193	208	15,212	322,837	11

NET ASSETS	$1,444,841	$4,643,507	$6,281,123	$1,891,558	$12,534,843	$294,664

NET ASSETS REPRESENTED BY:
Accumulation units	$1,444,841	$4,643,507	$6,281,123	$1,891,558	$12,534,843	$294,664

ACCUMULATION UNITS OUTSTANDING	103,508	372,483	457,503	152,717	1,268,043	23,899

UNIT VALUE (ACCUMULATION)	$13.96	$12.47	$13.73	$12.39	$9.89	$12.33

(1) Cost of investments:	$1,439,456	$5,428,115	$7,081,321	$2,238,247	$12,535,139	$337,138
Shares of investments:	124,990	593,824	717,047	251,211	12,535,139	23,612

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND

ASSETS:
Investments at fair value (1)	$502,597	$898,842	$9,167,442	$2,030,908	$1,953,047	$35,885,920
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						150,000

Total assets	502,597	898,842	9,167,442	2,030,908	1,953,047	36,035,920

LIABILITIES:
Payable for investments purchased						150,000
Redemptions payable
Due to Great West Life & Annuity Insurance Company	16	27	249	66	55	3,302

Total liabilities	16	27	249	66	55	153,302

NET ASSETS	$502,581	$898,815	$9,167,193	$2,030,842	$1,952,992	$35,882,618

NET ASSETS REPRESENTED BY:
Accumulation units	$502,581	$898,815	$9,167,193	$2,030,842	$1,952,992	$35,882,618

ACCUMULATION UNITS OUTSTANDING	44,124	74,821	558,879	134,869	125,580	3,672,347

UNIT VALUE (ACCUMULATION)	$11.39	$12.01	$16.40	$15.06	$15.55	$9.77

(1) Cost of investments:	$568,772	$924,872	$8,973,116	$2,175,314	$2,205,039	$37,834,614
Shares of investments:	67,372	73,736	521,767	152,014	175,476	3,298,338

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND

ASSETS:
Investments at fair value (1)	$1,560,031	$1,260,811	$1,374,897	$956,091	$311,936	$356,507
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				7,953

Total assets	1,560,031	1,260,811	1,374,897	964,044	311,936	356,507

LIABILITIES:
Payable for investments purchased				7,953
Redemptions payable
Due to Great West Life & Annuity Insurance Company	54	31	45	39	8	30

Total liabilities	54	31	45	7,992	8	30

NET ASSETS	$1,559,977	$1,260,780	$1,374,852	$956,052	$311,928	$356,477

NET ASSETS REPRESENTED BY:
Accumulation units	$1,559,977	$1,260,780	$1,374,852	$956,052	$311,928	$356,477

ACCUMULATION UNITS OUTSTANDING	147,983	76,884	81,668	91,566	29,390	33,339

UNIT VALUE (ACCUMULATION)	$10.54	$16.40	$16.83	$10.44	$10.61	$10.69

(1) Cost of investments:	$1,583,146	$1,317,981	$1,460,020	$1,082,372	$314,039	$417,329
Shares of investments:	152,645	52,643	63,535	116,454	26,103	10,674

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN ENTERPRISE PORTFOLIO

ASSETS:
Investments at fair value (1)	$311,599	$1,295,077	$646,857	$39,648	$1,977,242	$99,541
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	311,599	1,295,077	646,857	39,648	1,977,242	99,541

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	14	39	25	3	81	4

Total liabilities	14	39	25	3	81	4

NET ASSETS	$311,585	$1,295,038	$646,832	$39,645	$1,977,161	$99,537

NET ASSETS REPRESENTED BY:
Accumulation units	$311,585	$1,295,038	$646,832	$39,645	$1,977,161	$99,537

ACCUMULATION UNITS OUTSTANDING	23,799	84,575	52,701	3,539	148,892	10,218

UNIT VALUE (ACCUMULATION)	$13.09	$15.31	$12.27	$11.20	$13.28	$9.74

(1) Cost of investments:	$321,527	$1,533,595	$660,319	$44,960	$2,024,235	$100,773
Shares of investments:	19,585	66,177	19,578	2,338	62,551	1,821

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,037,501	$142,305	$221,960	$331,033	$16,882	$1,987
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	1,037,501	142,305	221,960	331,033	16,882	1,987

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	27	16	7	10	1	0

Total liabilities	27	16	7	10	1	0

NET ASSETS	$1,037,474	$142,289	$221,953	$331,023	$16,881	$1,987

NET ASSETS REPRESENTED BY:
Accumulation units	$1,037,474	$142,289	$221,953	$331,023	$16,881	$1,987

ACCUMULATION UNITS OUTSTANDING	92,414	7,530	22,822	24,083	1,840	127

UNIT VALUE (ACCUMULATION)	$11.23	$18.90	$9.73	$13.75	$9.17	$15.65

(1) Cost of investments:	$1,067,486	$217,939	$285,414	$383,806	$16,404	$2,362
Shares of investments:	81,951	4,941	7,973	20,899	872	269

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$167,029	$453,412	$150,271	$156,274	$127,580	$831,740
Investment income due and accrued						1,149
Receivable for investments sold
Purchase payments receivable

Total assets	167,029	453,412	150,271	156,274	127,580	832,889

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	6	12	17	6	7	25

Total liabilities	6	12	17	6	7	25

NET ASSETS	$167,023	$453,400	$150,254	$156,268	$127,573	$832,864

NET ASSETS REPRESENTED BY:
Accumulation units	$167,023	$453,400	$150,254	$156,268	$127,573	$832,864

ACCUMULATION UNITS OUTSTANDING	16,150	27,937	8,433	15,086	23,560	79,845

UNIT VALUE (ACCUMULATION)	$10.34	$16.23	$17.82	$10.36	$5.41	$10.43

(1) Cost of investments:	$188,809	$454,368	$251,811	$184,236	$184,937	$862,403
Shares of investments:	7,500	21,050	31,176	7,424	18,252	81,145

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT ABSOLUTE RETURN 500 FUND	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND

ASSETS:
Investments at fair value (1)	$218,173	$2,038,313	$123,221	$52,662	$161,856	$385,109
Investment income due and accrued	12	5,174
Receivable for investments sold
Purchase payments receivable

Total assets	218,185	2,043,487	123,221	52,662	161,856	385,109

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	7	65	8	3	4	33

Total liabilities	7	65	8	3	4	33

NET ASSETS	$218,178	$2,043,422	$123,213	$52,659	$161,852	$385,076

NET ASSETS REPRESENTED BY:
Accumulation units	$218,178	$2,043,422	$123,213	$52,659	$161,852	$385,076

ACCUMULATION UNITS OUTSTANDING	22,553	187,270	12,578	5,125	11,086	38,909

UNIT VALUE (ACCUMULATION)	$9.67	$10.91	$9.80	$10.27	$14.60	$9.90

(1) Cost of investments:	$234,762	$2,153,830	$123,473	$53,899	$196,089	$396,903
Shares of investments:	18,288	192,657	11,917	5,418	9,786	22,377

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$68,946	$177,992	$120,799	$120,157	$22,426	$2,643
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		5,965

Total assets	68,946	183,957	120,799	120,157	22,426	2,643

LIABILITIES:
Payable for investments purchased		5,965
Redemptions payable
Due to Great West Life & Annuity Insurance Company	4	14	11	5	1

Total liabilities	4	5,979	11	5	1	0

NET ASSETS	$68,942	$177,978	$120,788	$120,152	$22,425	$2,643

NET ASSETS REPRESENTED BY:
Accumulation units	$68,942	$177,978	$120,788	$120,152	$22,425	$2,643

ACCUMULATION UNITS OUTSTANDING	7,420	19,536	12,100	9,922	2,341	280

UNIT VALUE (ACCUMULATION)	$9.29	$9.11	$9.98	$12.11	$9.58	$9.44

(1) Cost of investments:	$69,074	$191,707	$123,276	$124,890	$21,929	$2,853
Shares of investments:	4,509	7,501	15,025	6,331	1,113	189

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PUTNAM VT VOYAGER FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

ASSETS:
Investments at fair value (1)	$213,390	$2,394,533	$1,069,430	$22,134	$140,259	$69,862
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,988

Total assets	215,378	2,394,533	1,069,430	22,134	140,259	69,862

LIABILITIES:
Payable for investments purchased	1,988
Redemptions payable
Due to Great West Life & Annuity Insurance Company	8	93	27		16	5

Total liabilities	1,996	93	27	0	16	5

NET ASSETS	$213,382	$2,394,440	$1,069,403	$22,134	$140,243	$69,857

NET ASSETS REPRESENTED BY:
Accumulation units	$213,382	$2,394,440	$1,069,403	$22,134	$140,243	$69,857

ACCUMULATION UNITS OUTSTANDING	15,179	194,562	40,047	1,582	5,285	12,761

UNIT VALUE (ACCUMULATION)	$14.06	$12.31	$26.70	$13.99	$26.54	$5.47

(1) Cost of investments:	$238,080	$2,321,112	$1,038,481	$31,300	$180,788	$100,083
Shares of investments:	4,881	107,042	28,389	2,247	13,358	4,273

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

INVESTMENT DIVISIONS

VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

ASSETS:
Investments at fair value (1)	$46,630
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	46,630

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	5

Total liabilities	5

NET ASSETS	$46,625

NET ASSETS REPRESENTED BY:
Accumulation units	$46,625

ACCUMULATION UNITS OUTSTANDING	1,701

UNIT VALUE (ACCUMULATION)	$27.41

(1) Cost of investments:	$86,817
Shares of investments:	2,762

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
								(1)	(2)

INVESTMENT INCOME:
Dividends	$1,640	$		$		$		$	$23

EXPENSES:
Mortality and expense risk	26,474		17,281		34,320		3,797	596	81
Administrative charges	3,101		1,984		2,848		281

Total expenses	29,575		19,265		37,168		4,078	596	81

NET INVESTMENT INCOME (LOSS)	(27,935)		(19,265)		(37,168)		(4,078)	(596)	(58)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	179,470		136,837		24,166		(10,421)	(862)	(601)
Realized gain on distributions	217,394		139,294		0		168,803	47,479	17

Net realized gain (loss) on investments	396,864		276,131		24,166		158,382	46,617	(584)

Change in net unrealized appreciation (depreciation) on investments	(265,748)		(243,548)		(62,391)		(191,010)	(56,681)	(516)

Net realized and unrealized gain (loss) on investments	131,116		32,583		(38,225)		(32,628)	(10,064)	(1,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,181		$13,318		$(75,393)		$(36,706)	$(10,660)	$(1,158)

(1)	For the period January 23, 2015 to December 31, 2015.
(2)	For the period June 1, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND
			(1)	(2)

INVESTMENT INCOME:
Dividends	$2,276	$12,044	$473	$1,525	$9,677	$11,712

EXPENSES:
Mortality and expense risk	620	2,599	201	587	6,801	1,495
Administrative charges

Total expenses	620	2,599	201	587	6,801	1,495

NET INVESTMENT INCOME (LOSS)	1,656	9,445	272	938	2,876	10,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(126)	5,866	(10)	(99)	(16,496)	(9,878)
Realized gain on distributions		35,059		402	58,071	2,153

Net realized gain (loss) on investments	(126)	40,925	(10)	303	41,575	(7,725)

Change in net unrealized appreciation (depreciation) on investments	(5,298)	(66,737)	(2,412)	(16,795)	(77,053)	(22,999)

Net realized and unrealized gain (loss) on investments	(5,424)	(25,812)	(2,422)	(16,492)	(35,478)	(30,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,768)	$(16,367)	$(2,150)	$(15,554)	$(32,602)	$(20,507)

(1)	For the period June 2, 2015 to December 31, 2015.
(2)	For the period May 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES
	(1)

INVESTMENT INCOME:
Dividends	$	$		$		$		$1,140	$3,634

EXPENSES:
Mortality and expense risk	46		8,543		50,732		1,265	547	1,944
Administrative charges			991		5,742		149

Total expenses	46		9,534		56,474		1,414	547	1,944

NET INVESTMENT INCOME (LOSS)	(46)		(9,534)		(56,474)		(1,414)	593	1,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2)		28,570		121,278		236	(228)	(14,260)
Realized gain on distributions	432				638,348		16,438	13,154	12,720

Net realized gain (loss) on investments	430		28,570		759,626		16,674	12,926	(1,540)

Change in net unrealized appreciation (depreciation) on investments	(2,569)		(52,821)		(372,717)		(6,920)	(26,585)	(95,652)

Net realized and unrealized gain (loss) on investments	(2,139)		(24,251)		386,909		9,754	(13,659)	(97,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,185)		$(33,785)		$330,435		$8,340	$(13,066)	$(95,502)

(1)	For the period August 5, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL MID CAP VALUE VIP

INVESTMENT INCOME:
Dividends	$1,577	$1,731	$1,571	$264	$5,071	$

EXPENSES:
Mortality and expense risk	815	1,309	1,979	134	1,274		565
Administrative charges

Total expenses	815	1,309	1,979	134	1,274		565

NET INVESTMENT INCOME (LOSS)	762	422	(408)	130	3,797		(565)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,505	(5,623)	5,512	(1,129)	10,056		(463)
Realized gain on distributions		38,835	52,511	4,245	19,868		19,009

Net realized gain (loss) on investments	2,505	33,212	58,023	3,116	29,924		18,546

Change in net unrealized appreciation (depreciation) on investments	1,878	(56,666)	(26,940)	(2,551)	(60,259)		(23,613)

Net realized and unrealized gain (loss) on investments	4,383	(23,454)	31,083	565	(30,335)		(5,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,145	$(23,032)	$30,675	$695	$(26,538)		$(5,632)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$3,880	$4,743	$5,788	$3,506	$1,355

EXPENSES:
Mortality and expense risk		1,391	4,596	3,580	1,871	5,232	181
Administrative charges			543	428		626

Total expenses		1,391	5,139	4,008	1,871	5,858	181

NET INVESTMENT INCOME (LOSS)		(1,391)	(1,259)	735	3,917	(2,352)	1,174

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(2,024)	20,804	19,347	1,996	19,001	(479)
Realized gain on distributions		32,707	48,680	13,142	16,565	37,298

Net realized gain (loss) on investments		30,683	69,484	32,489	18,561	56,299	(479)

Change in net unrealized appreciation (depreciation) on investments		(17,240)	(86,547)	(42,650)	(37,976)	(51,987)	(850)

Net realized and unrealized gain (loss) on investments		13,443	(17,063)	(10,161)	(19,415)	4,312	(1,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$12,052	$(18,322)	$(9,426)	$(15,498)	$1,960	$(155)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

INVESTMENT INCOME:
Dividends	$24,534	$15,438	$205	$632	$5,428	$25,193

EXPENSES:
Mortality and expense risk	19,894	18,796	9,201	4,328	27,338	4,846
Administrative charges	1,561	1,429	882	327	2,932	571

Total expenses	21,455	20,225	10,083	4,655	30,270	5,417

NET INVESTMENT INCOME (LOSS)	3,079	(4,787)	(9,878)	(4,023)	(24,842)	19,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	22,958	65,185		2,845	223,408	(8,928)
Realized gain on distributions	113,513	135,127		34,592	71,974

Net realized gain (loss) on investments	136,471	200,312	0	37,437	295,382	(8,928)

Change in net unrealized appreciation (depreciation) on investments	(152,511)	(204,596)		(18,995)	(142,483)	(28,959)

Net realized and unrealized gain (loss) on investments	(16,040)	(4,284)	0	18,442	152,899	(37,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,961)	$(9,071)	$(9,878)	$14,419	$128,057	$(18,111)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO
				(1)		(2)

INVESTMENT INCOME:
Dividends	$26,701	$5,757	$4,957	$15,441	$3,128	$706

EXPENSES:
Mortality and expense risk	17,270	2,994	4,772	3,057	2,813	69
Administrative charges	1,920	333	538		303

Total expenses	19,190	3,327	5,310	3,057	3,116	69

NET INVESTMENT INCOME (LOSS)	7,511	2,430	(353)	12,384	12	637

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	71,627	666	10,443	(4,784)	(1,085)	(1,911)
Realized gain on distributions	916	225	366		25,249	56

Net realized gain (loss) on investments	72,543	891	10,809	(4,784)	24,164	(1,855)

Change in net unrealized appreciation (depreciation) on investments	(82,341)	(6,881)		(53,536)	(37,259)	(1,223)

Net realized and unrealized gain (loss) on investments	(9,798)	(5,990)	10,809	(58,320)	(13,095)	(3,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,287)	$(3,560)	$10,456	$(45,936)	$(13,083)	$(2,441)

(1)	For the period March 19, 2015 to December 31, 2015.
(2)	For the period May 13, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$509	$1,193	$29,966	$4,498	$39,647	$38,727

EXPENSES:
Mortality and expense risk	1,760	1,056	4,654	1,001	7,580	8,852
Administrative charges	199	95

Total expenses	1,959	1,151	4,654	1,001	7,580	8,852

NET INVESTMENT INCOME (LOSS)	(1,450)	42	25,312	3,497	32,067	29,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	501	111	(3,299)	(1,732)	(294)	(759)
Realized gain on distributions	8,684	5,277	154,075		8,085	80,139

Net realized gain (loss) on investments	9,185	5,388	150,776	(1,732)	7,791	79,380

Change in net unrealized appreciation (depreciation) on investments	(4,532)	(6,808)	(192,271)	(25,453)	(50,038)	(142,026)

Net realized and unrealized gain (loss) on investments	4,653	(1,420)	(41,495)	(27,185)	(42,247)	(62,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,203	$(1,378)	$(16,183)	$(23,688)	$(10,180)	$(32,771)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST FEDERATED BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II
		(1)		(2)

INVESTMENT INCOME:
Dividends	$21,586	$9,516	$20,163	$43	$1,391	$31,074

EXPENSES:
Mortality and expense risk	3,136	1,569	5,718	67	205	7,408
Administrative charges

Total expenses	3,136	1,569	5,718	67	205	7,408

NET INVESTMENT INCOME (LOSS)	18,450	7,947	14,445	(24)	1,186	23,666

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(73)	(712)	(1,316)	(563)	250	(1,733)
Realized gain on distributions		6,663	27,765	1,041	2,687	116,158

Net realized gain (loss) on investments	(73)	5,951	26,449	478	2,937	114,425

Change in net unrealized appreciation (depreciation) on investments	(31,095)	(22,680)	(102,665)	(1,428)	(4,554)	(174,448)

Net realized and unrealized gain (loss) on investments	(31,168)	(16,729)	(76,216)	(950)	(1,617)	(60,023)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,718)	$(8,782)	$(61,771)	$(974)	$(431)	$(36,357)

(1)	For the period January 29, 2015 to December 31, 2015.
(2)	For the period June 8, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND
		(1)

INVESTMENT INCOME:
Dividends	$18,088	$744	$5,317	$35,989	$407	$1,307

EXPENSES:
Mortality and expense risk	2,709	71	805	4,528	644	420
Administrative charges

Total expenses	2,709	71	805	4,528	644	420

NET INVESTMENT INCOME (LOSS)	15,379	673	4,512	31,461	(237)	887

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(13)		(3)	(12,552)	(400)	(315)
Realized gain on distributions	71,521	3,428	14,344	20,354	10,338	9,834

Net realized gain (loss) on investments	71,508	3,428	14,341	7,802	9,938	9,519

Change in net unrealized appreciation (depreciation) on investments	(109,057)	(3,924)	(29,850)	(147,048)	(18,353)	(19,068)

Net realized and unrealized gain (loss) on investments	(37,549)	(496)	(15,509)	(139,246)	(8,415)	(9,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,170)	$177	$(10,997)	$(107,785)	$(8,652)	$(8,662)

(1)	For the period August 18, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MONEY MARKET FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND

INVESTMENT INCOME:
Dividends	$11,155	$108,068	$139,088	$45,118	$		$4,709

EXPENSES:
Mortality and expense risk	3,464	19,178	21,604	5,750		26,598	1,318
Administrative charges

Total expenses	3,464	19,178	21,604	5,750		26,598	1,318

NET INVESTMENT INCOME (LOSS)	7,691	88,890	117,484	39,368		(26,598)	3,391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	18,950	(33,959)	(4,482)	(15,413)			(9,219)
Realized gain on distributions	18,070	503,468	469,631	245,559			17,942

Net realized gain (loss) on investments	37,020	469,509	465,149	230,146		0	8,723

Change in net unrealized appreciation (depreciation) on investments	15,391	(636,072)	(723,709)	(301,809)			(25,827)

Net realized and unrealized gain (loss) on investments	52,411	(166,563)	(258,560)	(71,663)		0	(17,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,102	$(77,673)	$(141,076)	$(32,295)		$(26,598)	$(13,713)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND

INVESTMENT INCOME:
Dividends	$29,736	$15,538	$106,418	$18,584	$21,469	$514,722

EXPENSES:
Mortality and expense risk	1,608	2,467	26,193	6,698	6,089	174,017
Administrative charges

Total expenses	1,608	2,467	26,193	6,698	6,089	174,017

NET INVESTMENT INCOME (LOSS)	28,128	13,071	80,225	11,886	15,380	340,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,855)	11,660	45,436	771	(11,935)	(9,323)
Realized gain on distributions		35,976	188,454	108,400	169,021	864,201

Net realized gain (loss) on investments	(5,855)	47,636	233,890	109,171	157,086	854,878

Change in net unrealized appreciation (depreciation) on investments	(46,389)	(40,969)	(280,433)	(201,669)	(238,247)	(1,931,928)

Net realized and unrealized gain (loss) on investments	(52,244)	6,667	(46,543)	(92,498)	(81,161)	(1,077,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,116)	$19,738	$33,682	$(80,612)	$(65,781)	$(736,345)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND

INVESTMENT INCOME:
Dividends	$20,717	$19,763	$216	$35,557	$5,893	$3,339

EXPENSES:
Mortality and expense risk	6,025	3,738	3,962	3,655	900	2,216
Administrative charges

Total expenses	6,025	3,738	3,962	3,655	900	2,216

NET INVESTMENT INCOME (LOSS)	14,692	16,025	(3,746)	31,902	4,993	1,123

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,534)	8,324	3,220	(3,680)	647	223
Realized gain on distributions	1,934	53,435	99,656	12,759	692	38,139

Net realized gain (loss) on investments	(3,600)	61,759	102,876	9,079	1,339	38,362

Change in net unrealized appreciation (depreciation) on investments	(6,057)	(74,926)	(59,618)	(84,730)	(5,450)	(63,386)

Net realized and unrealized gain (loss) on investments	(9,657)	(13,167)	43,258	(75,651)	(4,111)	(25,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,035	$2,858	$39,512	$(43,749)	$882	$(23,901)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND		JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN ENTERPRISE PORTFOLIO
							(1)

INVESTMENT INCOME:
Dividends	$9,734	$26,733	$9,094	$		$25,524	$272

EXPENSES:
Mortality and expense risk	1,390	4,058	2,814		74	5,889	114
Administrative charges

Total expenses	1,390	4,058	2,814		74	5,889	114

NET INVESTMENT INCOME (LOSS)	8,344	22,675	6,280		(74)	19,635	158

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,853	(2,245)	5,637		(10)	71	(743)
Realized gain on distributions		156,421			3,004	41,394	760

Net realized gain (loss) on investments	3,853	154,176	5,637		2,994	41,465	17

Change in net unrealized appreciation (depreciation) on investments	(19,928)	(213,884)	(32,896)		(4,794)	(70,973)	(1,232)

Net realized and unrealized gain (loss) on investments	(16,075)	(59,708)	(27,259)		(1,800)	(29,508)	(1,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,731)	$(37,033)	$(20,979)		$(1,874)	$(9,873)	$(1,057)

(1)	For the period June 9, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO
					(1)

INVESTMENT INCOME:
Dividends	$19,740	$935	$1,293	$3,862	$	$

EXPENSES:
Mortality and expense risk	3,100	1,976	955	1,233	58		10
Administrative charges	29	228

Total expenses	3,129	2,204	955	1,233	58		10

NET INVESTMENT INCOME (LOSS)	16,611	(1,269)	338	2,629	(58)		(10)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,060)	(9,615)	(13,308)	(5,775)	(554)		(262)
Realized gain on distributions	4,151	4,538	7,784	37,049			191

Net realized gain (loss) on investments	3,091	(5,077)	(5,524)	31,274	(554)		(71)

Change in net unrealized appreciation (depreciation) on investments	(26,472)	(9,148)	(19,556)	(48,554)	478		92

Net realized and unrealized gain (loss) on investments	(23,381)	(14,225)	(25,080)	(17,280)	(76)		21

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,770)	$(15,494)	$(24,742)	$(14,651)	$(134)		$11

(1)	For the period May 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT DEVELOPING MARKETS FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$1,335	$1,916	$688	$4,584	$27,744

EXPENSES:
Mortality and expense risk		637	1,444	2,402	388	724	2,704
Administrative charges				276

Total expenses		637	1,444	2,678	388	724	2,704

NET INVESTMENT INCOME (LOSS)		(637)	(109)	(762)	300	3,860	25,040

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(2,155)	4,080	(29,799)	(824)	(16,301)	(1,210)
Realized gain on distributions		1,364	37,733		15,947

Net realized gain (loss) on investments		(791)	41,813	(29,799)	15,123	(16,301)	(1,210)

Change in net unrealized appreciation (depreciation) on investments		(23,686)	(44,935)	(966)	(28,019)	(29,738)	(26,101)

Net realized and unrealized gain (loss) on investments		(24,477)	(3,122)	(30,765)	(12,896)	(46,039)	(27,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(25,114)	$(3,231)	$(31,527)	$(12,596)	$(42,179)	$(2,271)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT ABSOLUTE RETURN 500 FUND	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
			(1)			(2)

INVESTMENT INCOME:
Dividends	$9,069	$96,371	$	$620	$428	$1,065

EXPENSES:
Mortality and expense risk	681	6,695	324	252	444	1,941
Administrative charges

Total expenses	681	6,695	324	252	444	1,941

NET INVESTMENT INCOME (LOSS)	8,388	89,676	(324)	368	(16)	(876)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(469)	334	(2)	(9)	(2,911)	(5,131)
Realized gain on distributions		22,012			18,458	4,597

Net realized gain (loss) on investments	(469)	22,346	(2)	(9)	15,547	(534)

Change in net unrealized appreciation (depreciation) on investments	(14,290)	(113,789)	(252)	(1,237)	(30,379)	(11,794)

Net realized and unrealized gain (loss) on investments	(14,759)	(91,443)	(254)	(1,246)	(14,832)	(12,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,371)	$(1,767)	$(578)	$(878)	$(14,848)	$(13,204)

(1)	For the period May 27, 2015 to December 31, 2015.
(2)	For the period March 10, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND
	(1)	(2)	(3)	(4)	(5)

INVESTMENT INCOME:
Dividends	$	$	$	$	$	$

EXPENSES:
Mortality and expense risk	139	740	549	28			507
Administrative charges

Total expenses	139	740	549	28	0		507

NET INVESTMENT INCOME (LOSS)	(139)	(740)	(549)	(28)	0		(507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8)	(47)	(52)	22	(37)		3
Realized gain on distributions

Net realized gain (loss) on investments	(8)	(47)	(52)	22	(37)		3

Change in net unrealized appreciation (depreciation) on investments	(128)	(13,715)	(2,477)				(3,414)

Net realized and unrealized gain (loss) on investments	(136)	(13,762)	(2,529)	22	(37)		(3,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(275)	$(14,502)	$(3,078)	$(6)	$(37)		$(3,918)

(1)	For the period July 1, 2015 to December 31, 2015.
(2)	For the period June 9, 2015 to December 31, 2015.
(3)	For the period June 2, 2015 to December 31, 2015.
(4)	For the period July 2, 2015 to August 6, 2015.
(5)	For the period May 19, 2015 to July 14, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT VOYAGER FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO
	(1)	(2)

INVESTMENT INCOME:
Dividends	$	$	$2,081	$		$		$

EXPENSES:
Mortality and expense risk	71	15	990		5,576		3,519		62
Administrative charges

Total expenses	71	15	990		5,576		3,519		62

NET INVESTMENT INCOME (LOSS)	(71)	(15)	1,091		(5,576)		(3,519)		(62)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2)	(2)	(10,641)		28,629		22,803		(428)
Realized gain on distributions			28,445				83,911		4,089

Net realized gain (loss) on investments	(2)	(2)	17,804		28,629		106,714		3,661

Change in net unrealized appreciation (depreciation) on investments	497	(210)	(34,855)		58,271		(7,946)		(5,007)

Net realized and unrealized gain (loss) on investments	495	(212)	(17,051)		86,900		98,768		(1,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424	$(227)	$(15,960)		$81,324		$95,249		$(1,408)

(1)	For the period June 2, 2015 to December 31, 2015.
(2)	For the period April 21, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS	VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
				(1)
INVESTMENT INCOME:
Dividends	$978	$18	$32	$

EXPENSES:
Mortality and expense risk	2,239	588	1,024	3
Administrative charges	269		123

Total expenses	2,508	588	1,147	3

NET INVESTMENT INCOME (LOSS)	(1,530)	(570)	(1,115)	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,927)	(15,099)	(25,239)	(24)
Realized gain on distributions	9,652			25

Net realized gain (loss) on investments	3,725	(15,099)	(25,239)	1

Change in net unrealized appreciation (depreciation) on investments	(29,498)	(17,924)	(1,212)	(3)

Net realized and unrealized gain (loss) on investments	(25,773)	(33,023)	(26,451)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,303)	$(33,593)	$(27,566)	$(5)

	(1) For the period January 1, 2015 to June 4, 2015.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(27,935)	$(29,261)	$(19,265)	$(18,285)	$(37,168)	$(37,366)
Net realized gain (loss) on investments	396,864	533,709	276,131	324,211	24,166	50,937
Change in net unrealized appreciation (depreciation) on investments	(265,748)	(247,684)	(243,548)	(175,272)	(62,391)	162,669

Increase (decrease) in net assets resulting from operations	103,181	256,764	13,318	130,654	(75,393)	176,240

CONTRACT TRANSACTIONS:
Purchase payments received	1,941	1,413	6,759	6,761	1,246	1,189
Transfers for contract benefits and terminations	(327,152)	(225,710)	(201,839)	(118,434)	(108,858)	(209,930)
Net transfers	(86,986)	(66,679)	(69,161)	3,208	5,815	(112,676)
Contract charges	(29)	(21)	(5)		(12)	(6)

Increase (decrease) in net assets resulting from contract transactions	(412,226)	(290,997)	(264,246)	(108,465)	(101,809)	(321,423)

Total increase (decrease) in net assets	(309,045)	(34,233)	(250,928)	22,189	(177,202)	(145,183)

NET ASSETS:
Beginning of period	2,227,572	2,261,805	1,480,162	1,457,973	2,720,269	2,865,452

End of period	$1,918,527	$2,227,572	$1,229,234	$1,480,162	$2,543,067	$2,720,269

CHANGES IN UNITS OUTSTANDING:
Units issued	101	1,183	72	844	352	1,099
Units redeemed	(4,280)	(4,458)	(2,574)	(1,982)	(1,750)	(5,680)

Net increase (decrease)	(4,179)	(3,275)	(2,502)	(1,138)	(1,398)	(4,581)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
	2015	2014	2015	2015	2015	2014
			(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,078)	$(4,976)	$(596)	$(58)	$1,656	$1,810
Net realized gain (loss) on investments	158,382	(57,667)	46,617	(584)	(126)	(2,660)
Change in net unrealized appreciation (depreciation) on investments	(191,010)	(11,414)	(56,681)	(516)	(5,298)	3,140

Increase (decrease) in net assets resulting from operations	(36,706)	(74,057)	(10,660)	(1,158)	(3,768)	2,290

CONTRACT TRANSACTIONS:
Purchase payments received	35,465	1,423	126,932	33,018	10,501	9,810
Transfers for contract benefits and terminations	(20,824)	(35,166)				(23)
Net transfers	86,244	(946,565)	35,615	13,915	6,199	43,994
Contract charges

Increase (decrease) in net assets resulting from contract transactions	100,885	(980,308)	162,547	46,933	16,700	53,781

Total increase (decrease) in net assets	64,179	(1,054,365)	151,887	45,775	12,932	56,071

NET ASSETS:
Beginning of period	515,005	1,569,370	0	0	110,032	53,961

End of period	$579,184	$515,005	$151,887	$45,775	$122,964	$110,032

CHANGES IN UNITS OUTSTANDING:
Units issued	14,159	75,811	16,194	5,951	2,130	18,489
Units redeemed	(4,475)	(143,489)	(1,587)	(989)	(458)	(13,044)

Net increase (decrease)	9,684	(67,678)	14,607	4,962	1,672	5,445

(1) (2)	For the period January 23, 2015 to December 31, 2015. For the period June 1, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
	2015	2014	2015	2015	2015	2014
			(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,445	$3,293	$272	$938	$2,876	$3,286
Net realized gain (loss) on investments	40,925	40,336	(10)	303	41,575	13,233
Change in net unrealized appreciation (depreciation) on investments	(66,737)	24,075	(2,412)	(16,795)	(77,053)	(16,360)

Increase (decrease) in net assets resulting from operations	(16,367)	67,704	(2,150)	(15,554)	(32,602)	159

CONTRACT TRANSACTIONS:
Purchase payments received	136,762	36,810	59,341	140,499	821,636
Transfers for contract benefits and terminations	(1,479)	(2,761)			(2,630)
Net transfers	109,781	61,324	4,511		30,522	162,069
Contract charges

Increase (decrease) in net assets resulting from contract transactions	245,064	95,373	63,852	140,499	849,528	162,069

Total increase (decrease) in net assets	228,697	163,077	61,702	124,945	816,926	162,228

NET ASSETS:
Beginning of period	542,389	379,312	0	0	162,228	0

End of period	$771,086	$542,389	$61,702	$124,945	$979,154	$162,228

CHANGES IN UNITS OUTSTANDING:
Units issued	28,883	18,665	6,549	14,377	106,474	21,087
Units redeemed	(10,850)	(12,671)			(22,912)	(4,937)

Net increase (decrease)	18,033	5,994	6,549	14,377	83,562	16,150

(1) (2) (3)	For the period June 2, 2015 to December 31, 2015. For the period May 27, 2015 to December 31, 2015. For the period August 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
	2015	2014	2015	2015	2014
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,217	$1,849	$(46)	$(9,534)	$(11,449)
Net realized gain (loss) on investments	(7,725)	518	430	28,570	103,612
Change in net unrealized appreciation (depreciation) on investments	(22,999)	(5,204)	(2,569)	(52,821)	(62,699)

Increase (decrease) in net assets resulting from operations	(20,507)	(2,837)	(2,185)	(33,785)	29,464

CONTRACT TRANSACTIONS:
Purchase payments received	183,232	14,393	31,189
Transfers for contract benefits and terminations				(75,131)	(124,962)
Net transfers	5,692	138,192	24,416	64,343	(169,849)
Contract charges				(6)

Increase (decrease) in net assets resulting from contract transactions	188,924	152,585	55,605	(10,794)	(294,811)

Total increase (decrease) in net assets	168,417	149,748	53,420	(44,579)	(265,347)

NET ASSETS:
Beginning of period	149,748	0	0	665,910	931,257

End of period	$318,165	$149,748	$53,420	$621,331	$665,910

CHANGES IN UNITS OUTSTANDING:
Units issued	32,819	15,808	5,602	4,249	161
Units redeemed	(14,142)	(604)		(5,195)	(20,072)

Net increase (decrease)	18,677	15,204	5,602	(946)	(19,911)

(1) (2)	For the period June 25, 2014 to December 31, 2014. For the period August 5, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(56,474)	$(54,474)	$(1,414)	$(520)	$593	$502
Net realized gain (loss) on investments	759,626	510,973	16,674	4,506	12,926	22,618
Change in net unrealized appreciation (depreciation) on investments	(372,717)	377,670	(6,920)	4,000	(26,585)	(19,370)

Increase (decrease) in net assets resulting from operations	330,435	834,169	8,340	7,986	(13,066)	3,750

CONTRACT TRANSACTIONS:
Purchase payments received	895	812
Transfers for contract benefits and terminations	(333,234)	(537,593)	(1,393)	(810)	(3,556)	(973)
Net transfers	(99,349)	(149,555)	53,754	16,584	909	197,386
Contract charges	(22)	(14)

Increase (decrease) in net assets resulting from contract transactions	(431,710)	(686,350)	52,361	15,774	(2,647)	196,413

Total increase (decrease) in net assets	(101,275)	147,819	60,701	23,760	(15,713)	200,163

NET ASSETS:
Beginning of period	4,020,099	3,872,280	46,395	22,635	202,411	2,248

End of period	$3,918,824	$4,020,099	$107,096	$46,395	$186,698	$202,411

CHANGES IN UNITS OUTSTANDING:
Units issued	2,969	6,579	1,637	827	92	13,429
Units redeemed	(30,314)	(57,913)	(39)	(266)	(251)	(66)

Net increase (decrease)	(27,345)	(51,334)	1,598	561	(159)	13,363

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,690	$244	$762	$1,701	$422	$(110)
Net realized gain (loss) on investments	(1,540)	3,418	2,505	13,468	33,212	20,546
Change in net unrealized appreciation (depreciation) on investments	(95,652)	(61,791)	1,878	19,116	(56,666)	(5,197)

Increase (decrease) in net assets resulting from operations	(95,502)	(58,129)	5,145	34,285	(23,032)	15,239

CONTRACT TRANSACTIONS:
Purchase payments received	72,372	91,515	38,775	22,484	9,118	15,973
Transfers for contract benefits and terminations	(27,252)	(20,894)	(6,017)	(22,880)	(48,092)	(4,130)
Net transfers	103,847	314,973	39,128	(19,260)	(17,963)	191,484
Contract charges

Increase (decrease) in net assets resulting from contract transactions	148,967	385,594	71,886	(19,656)	(56,937)	203,327

Total increase (decrease) in net assets	53,465	327,465	77,031	14,629	(79,969)	218,566

NET ASSETS:
Beginning of period	563,464	235,999	157,276	142,647	381,185	162,619

End of period	$616,929	$563,464	$234,307	$157,276	$301,216	$381,185

CHANGES IN UNITS OUTSTANDING:
Units issued	28,305	41,176	7,837	27,394	1,007	15,301
Units redeemed	(13,218)	(9,855)	(2,450)	(28,705)	(4,508)	(1,352)

Net increase (decrease)	15,087	31,321	5,387	(1,311)	(3,501)	13,949

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE LARGE CAP VALUE VIP
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(408)	$(255)	$130	$319	$3,797	$2,647
Net realized gain (loss) on investments	58,023	15,272	3,116	(29)	29,924	9,777
Change in net unrealized appreciation (depreciation) on investments	(26,940)	21,949	(2,551)	(8,151)	(60,259)	29,452

Increase (decrease) in net assets resulting from operations	30,675	36,966	695	(7,861)	(26,538)	41,876

CONTRACT TRANSACTIONS:
Purchase payments received	29,853			5,055	7,500	20,029
Transfers for contract benefits and terminations	(20,227)	(55,287)	(16,388)	(1,582)	(19,304)	(3,028)
Net transfers	279,374	336,236	15,499	14,960	(318,213)	385,827
Contract charges

Increase (decrease) in net assets resulting from contract transactions	289,000	280,949	(889)	18,433	(330,017)	402,828

Total increase (decrease) in net assets	319,675	317,915	(194)	10,572	(356,555)	444,704

NET ASSETS:
Beginning of period	377,167	59,252	37,649	27,077	622,891	178,187

End of period	$696,842	$377,167	$37,455	$37,649	$266,336	$622,891

CHANGES IN UNITS OUTSTANDING:
Units issued	21,052	41,904	1,139	8,665	1,243	37,900
Units redeemed	(4,843)	(22,643)	(1,107)	(7,782)	(22,779)	(9,822)

Net increase (decrease)	16,209	19,261	32	883	(21,536)	28,078

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL MID CAP VALUE VIP		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(565)	$91	$(1,391)	$(1,200)	$(1,259)	$(1,144)
Net realized gain (loss) on investments	18,546	1,692	30,683	(37,124)	69,484	63,644
Change in net unrealized appreciation (depreciation) on investments	(23,613)	6,773	(17,240)	(4,863)	(86,547)	(16,294)

Increase (decrease) in net assets resulting from operations	(5,632)	8,556	12,052	(43,187)	(18,322)	46,206

CONTRACT TRANSACTIONS:
Purchase payments received		19,617	88,133	40,536
Transfers for contract benefits and terminations	(708)		(3,202)	(299,730)	(51,746)	(73,574)
Net transfers	(5,899)	90,772	120,811	475,016	2,906	(2,938)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(6,607)	110,389	205,742	215,822	(48,840)	(76,512)

Total increase (decrease) in net assets	(12,239)	118,945	217,794	172,635	(67,162)	(30,306)

NET ASSETS:
Beginning of period	217,875	98,930	240,453	67,818	388,457	418,763

End of period	$205,636	$217,875	$458,247	$240,453	$321,295	$388,457

CHANGES IN UNITS OUTSTANDING:
Units issued	42	10,395	16,122	87,325	412	150
Units redeemed	(485)	(3,033)	(2,540)	(75,955)	(1,461)	(1,769)

Net increase (decrease)	(443)	7,362	13,582	11,370	(1,049)	(1,619)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES		DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$735	$1,320	$3,917	$3,471	$(2,352)	$(2,663)
Net realized gain (loss) on investments	32,489	32,832	18,561	9,197	56,299	19,099
Change in net unrealized appreciation (depreciation) on investments	(42,650)	(12,621)	(37,976)	12,190	(51,987)	18,942

Increase (decrease) in net assets resulting from operations	(9,426)	21,531	(15,498)	24,858	1,960	35,378

CONTRACT TRANSACTIONS:
Purchase payments received			173,115	71,069	2,317	2,607
Transfers for contract benefits and terminations	(70,038)	(48,538)	(3,955)	(4,236)	(53,804)	(51,270)
Net transfers		(7,914)	(19,542)	73,745		19,599
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(70,038)	(56,452)	149,618	140,578	(51,487)	(29,064)

Total increase (decrease) in net assets	(79,464)	(34,921)	134,120	165,436	(49,527)	6,314

NET ASSETS:
Beginning of period	344,774	379,695	317,982	152,546	436,987	430,673

End of period	$265,310	$344,774	$452,102	$317,982	$387,460	$436,987

CHANGES IN UNITS OUTSTANDING:
Units issued	19	555	18,182	14,169	68	510
Units redeemed	(1,118)	(1,523)	(4,329)	(3,236)	(1,059)	(1,126)

Net increase (decrease)	(1,099)	(968)	13,853	10,933	(991)	(616)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,174	$1,720	$3,079	$2,736	$(4,787)	$(5,685)
Net realized gain (loss) on investments	(479)	1,793	136,471	89,439	200,312	90,971
Change in net unrealized appreciation (depreciation) on investments	(850)	(11,592)	(152,511)	(20,204)	(204,596)	64,181

Increase (decrease) in net assets resulting from operations	(155)	(8,079)	(12,961)	71,971	(9,071)	149,467

CONTRACT TRANSACTIONS:
Purchase payments received		22,487	2,700	2,699	1,998	1,413
Transfers for contract benefits and terminations	(325)	(1,692)	(155,055)	(57,652)	(232,154)	(172,016)
Net transfers	(19,635)	(7,941)	(10,161)	10,386	(7,859)	26,979
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(19,960)	12,854	(162,516)	(44,567)	(238,015)	(143,624)

Total increase (decrease) in net assets	(20,115)	4,775	(175,477)	27,404	(247,086)	5,843

NET ASSETS:
Beginning of period	67,810	63,035	1,663,957	1,636,553	1,535,147	1,529,304

End of period	$47,695	$67,810	$1,488,480	$1,663,957	$1,288,061	$1,535,147

CHANGES IN UNITS OUTSTANDING:
Units issued		11,105	107	303	30	470
Units redeemed	(1,494)	(10,214)	(3,463)	(1,262)	(3,576)	(2,780)

Net increase (decrease)	(1,494)	891	(3,356)	(959)	(3,546)	(2,310)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,878)	$(10,623)	$(4,023)	$(3,985)	$(24,842)	$(28,972)
Net realized gain (loss) on investments			37,437	20,779	295,382	162,909
Change in net unrealized appreciation (depreciation) on investments			(18,995)	12,495	(142,483)	92,402

Increase (decrease) in net assets resulting from operations	(9,878)	(10,623)	14,419	29,289	128,057	226,339

CONTRACT TRANSACTIONS:
Purchase payments received					1,386	1,299
Transfers for contract benefits and terminations	(193,973)	(204,464)	(8,906)	(59,592)	(337,312)	(233,962)
Net transfers	151,504	209,197	(1,962)	48,334	(89,825)	(30,567)
Contract charges	(3)	(7)

Increase (decrease) in net assets resulting from contract transactions	(42,472)	4,726	(10,868)	(11,258)	(425,751)	(263,230)

Total increase (decrease) in net assets	(52,350)	(5,897)	3,551	18,031	(297,694)	(36,891)

NET ASSETS:
Beginning of period	754,750	760,647	342,840	324,809	2,352,012	2,388,903

End of period	$702,400	$754,750	$346,391	$342,840	$2,054,318	$2,352,012

CHANGES IN UNITS OUTSTANDING:
Units issued	10,609	21,840		3,527	46	510
Units redeemed	(13,459)	(21,538)	(310)	(4,026)	(4,218)	(3,293)

Net increase (decrease)	(2,850)	302	(310)	(499)	(4,172)	(2,783)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,776	$17,163	$7,511	$3,693	$2,430	$459
Net realized gain (loss) on investments	(8,928)	(820)	72,543	69,176	891	(378)
Change in net unrealized appreciation (depreciation) on investments	(28,959)	(10,083)	(82,341)	83,878	(6,881)	21,116

Increase (decrease) in net assets resulting from operations	(18,111)	6,260	(2,287)	156,747	(3,560)	21,197

CONTRACT TRANSACTIONS:
Purchase payments received	60	56	62	58	812	812
Transfers for contract benefits and terminations	(38,773)	(353,798)	(112,508)	(169,835)	(71,283)	(322,155)
Net transfers	3,763	(11,303)	(38,130)	75,695	8,437	(2,275)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(34,950)	(365,045)	(150,576)	(94,082)	(62,034)	(323,618)

Total increase (decrease) in net assets	(53,061)	(358,785)	(152,863)	62,665	(65,594)	(302,421)

NET ASSETS:
Beginning of period	411,293	770,078	1,442,094	1,379,429	275,622	578,043

End of period	$358,232	$411,293	$1,289,231	$1,442,094	$210,028	$275,622

CHANGES IN UNITS OUTSTANDING:
Units issued	330		2	429	453	466
Units redeemed	(980)	(6,756)	(553)	(808)	(2,388)	(10,804)

Net increase (decrease)	(650)	(6,756)	(551)	(379)	(1,935)	(10,338)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	FIDELITY VIP OVERSEAS PORTFOLIO		FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO
	2015	2014	2015	2015	2014	2015
			(1)			(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(353)	$(526)	$12,384	$12	$(140)	$637
Net realized gain (loss) on investments	10,809	9,296	(4,784)	24,164	51,217	(1,855)
Change in net unrealized appreciation (depreciation) on investments		(53,635)	(53,536)	(37,259)	(24,328)	(1,223)

Increase (decrease) in net assets resulting from operations	10,456	(44,865)	(45,936)	(13,083)	26,749	(2,441)

CONTRACT TRANSACTIONS:
Purchase payments received	57		595,462	813	811	3,620
Transfers for contract benefits and terminations	(54,551)	(55,375)	(2,270)	(17,906)	(7,071)
Net transfers	442	1,340	57,024	(9,430)	(80,359)	35,846
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(54,052)	(54,035)	650,216	(26,523)	(86,619)	39,466

Total increase (decrease) in net assets	(43,596)	(98,900)	604,280	(39,606)	(59,870)	37,025

NET ASSETS:
Beginning of period	393,153	492,053	0	248,028	307,898	0

End of period	$349,557	$393,153	$604,280	$208,422	$248,028	$37,025

CHANGES IN UNITS OUTSTANDING:
Units issued	21	37	71,421	43	49	7,632
Units redeemed	(1,523)	(1,595)	(5,544)	(1,493)	(5,202)	(3,697)

Net increase (decrease)	(1,502)	(1,558)	65,877	(1,450)	(5,153)	3,935

	(1) For the period March 19, 2015 to December 31, 2015.
	(2) For the period May 13, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,450)	$(1,169)	$42	$14	$25,312	$29,011
Net realized gain (loss) on investments	9,185	32,478	5,388	6,100	150,776	97,096
Change in net unrealized appreciation (depreciation) on investments	(4,532)	(20,130)	(6,808)	3,144	(192,271)	(87,172)

Increase (decrease) in net assets resulting from operations	3,203	11,179	(1,378)	9,258	(16,183)	38,935

CONTRACT TRANSACTIONS:
Purchase payments received			2,035	2,037	134,706	40,833
Transfers for contract benefits and terminations	(3,240)	(453)	(844)	(405)	(12,057)
Net transfers	42,299	(46,569)	17,345	(3,803)	18,635	780,331
Contract charges

Increase (decrease) in net assets resulting from contract transactions	39,059	(47,022)	18,536	(2,171)	141,284	821,164

Total increase (decrease) in net assets	42,262	(35,843)	17,158	7,087	125,101	860,099

NET ASSETS:
Beginning of period	98,777	134,620	68,076	60,989	1,148,645	288,546

End of period	$141,039	$98,777	$85,234	$68,076	$1,273,746	$1,148,645

CHANGES IN UNITS OUTSTANDING:
Units issued	2,256	195	954	691	14,055	61,265
Units redeemed	(165)	(2,954)	(41)	(801)	(4,419)	(8,123)

Net increase (decrease)	2,091	(2,759)	913	(110)	9,636	53,142

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,497	$3,443	$32,067	$23,614	$29,875	$28,997
Net realized gain (loss) on investments	(1,732)	16,590	7,791	6,562	79,380	38,896
Change in net unrealized appreciation (depreciation) on investments	(25,453)	(14,848)	(50,038)	22,238	(142,026)	(24,752)

Increase (decrease) in net assets resulting from operations	(23,688)	5,185	(10,180)	52,414	(32,771)	43,141

CONTRACT TRANSACTIONS:
Purchase payments received	39,874	62,612	284,453	108,182	741,411	6,783
Transfers for contract benefits and terminations	(19,113)	(60,802)	(25,747)	(21,365)	(204,699)
Net transfers	81,901	(581,786)	688,454	1,060,226	32,137	483,624
Contract charges

Increase (decrease) in net assets resulting from contract transactions	102,662	(579,976)	947,160	1,147,043	568,849	490,407

Total increase (decrease) in net assets	78,974	(574,791)	936,980	1,199,457	536,078	533,548

NET ASSETS:
Beginning of period	249,385	824,176	1,857,442	657,985	1,186,571	653,023

End of period	$328,359	$249,385	$2,794,422	$1,857,442	$1,722,649	$1,186,571

CHANGES IN UNITS OUTSTANDING:
Units issued	10,634	26,147	97,728	120,612	73,369	90,886
Units redeemed	(4,027)	(60,779)	(8,961)	(11,151)	(16,598)	(47,127)

Net increase (decrease)	6,607	(34,632)	88,767	109,461	56,771	43,759

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST FEDERATED BOND FUND		GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2015	2014	2015	2015	2014	2015
			(1)			(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,450	$12,979	$7,947	$14,445	$20,173	$(24)
Net realized gain (loss) on investments	(73)	84	5,951	26,449	1,824	478
Change in net unrealized appreciation (depreciation) on investments	(31,095)	(3,080)	(22,680)	(102,665)	(94,286)	(1,428)

Increase (decrease) in net assets resulting from operations	(12,718)	9,983	(8,782)	(61,771)	(72,289)	(974)

CONTRACT TRANSACTIONS:
Purchase payments received	12,724	35,536	213,003	349,046	72,254	8,119
Transfers for contract benefits and terminations	(1,898)	(1,996)		(28,044)	(66,474)
Net transfers	15,756	735,115	3,295	328,598	1,161,358	8,088
Contract charges

Increase (decrease) in net assets resulting from contract transactions	26,582	768,655	216,298	649,600	1,167,138	16,207

Total increase (decrease) in net assets	13,864	778,638	207,516	587,829	1,094,849	15,233

NET ASSETS:
Beginning of period	780,831	2,193	0	1,293,912	199,063	0

End of period	$794,695	$780,831	$207,516	$1,881,741	$1,293,912	$15,233

CHANGES IN UNITS OUTSTANDING:
Units issued	2,726	72,964	22,984	53,218	89,347	2,411
Units redeemed	(183)	(720)	(1,100)	(3,363)	(5,321)	(751)

Net increase (decrease)	2,543	72,244	21,884	49,855	84,026	1,660

	(1) For the period January 29, 2015 to December 31, 2015.
	(2) For the period June 8, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND II		GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2035 FUND II
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,186	$1,349	$23,666	$18,630	$15,379	$14,098
Net realized gain (loss) on investments	2,937	2,807	114,425	36,055	71,508	30,763
Change in net unrealized appreciation (depreciation) on investments	(4,554)	(411)	(174,448)	(28,607)	(109,057)	(36,460)

Increase (decrease) in net assets resulting from operations	(431)	3,745	(36,357)	26,078	(22,170)	8,401

CONTRACT TRANSACTIONS:
Purchase payments received	47,735		785,215	8,999	49,786
Transfers for contract benefits and terminations	(48,085)	(25,659)	(14,500)	(58,000)
Net transfers		24,956	12,317	672,648	49,544	751,300
Contract charges

Increase (decrease) in net assets resulting from contract transactions	(350)	(703)	783,032	623,647	99,330	751,300

Total increase (decrease) in net assets	(781)	3,042	746,675	649,725	77,160	759,701

NET ASSETS:
Beginning of period	55,747	52,705	1,088,941	439,216	908,623	148,922

End of period	$54,966	$55,747	$1,835,616	$1,088,941	$985,783	$908,623

CHANGES IN UNITS OUTSTANDING:
Units issued	3,730	2,045	75,400	53,125	6,633	51,508
Units redeemed	(3,730)	(2,045)	(3,794)	(4,546)

Net increase (decrease)	0	0	71,606	48,579	6,633	51,508

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND II		GREAT-WEST LIFETIME 2055 FUND II		GREAT-WEST LOOMIS SAYLES BOND FUND
	2015	2014	2015	2014	2015	2014
	(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$673	$50	$4,512	$1,848	$31,461	$42,196
Net realized gain (loss) on investments	3,428	1,306	14,341	2,434	7,802	46,571
Change in net unrealized appreciation (depreciation) on investments	(3,924)	154	(29,850)	(4,257)	(147,048)	(76,554)

Increase (decrease) in net assets resulting from operations	177	1,510	(10,997)	25	(107,785)	12,213

CONTRACT TRANSACTIONS:
Purchase payments received	32,501		252,500		156,710	386,646
Transfers for contract benefits and terminations					(104,434)	(20,346)
Net transfers	23,579	(27,098)		124,431	234,365	462,225
Contract charges

Increase (decrease) in net assets resulting from contract transactions	56,080	(27,098)	252,500	124,431	286,641	828,525

Total increase (decrease) in net assets	56,257	(25,588)	241,503	124,456	178,856	840,738

NET ASSETS:
Beginning of period	0	25,588	124,456	0	1,370,126	529,388

End of period	$56,257	$0	$365,959	$124,456	$1,548,982	$1,370,126

CHANGES IN UNITS OUTSTANDING:
Units issued	4,405		22,975	8,460	39,695	71,416
Units redeemed		(1,826)			(16,078)	(5,769)

Net increase (decrease)	4,405	(1,826)	22,975	8,460	23,617	65,647

(1)	For the period August 18, 2015 to December 31, 2015.
(2)	For the period January 1, 2014 to June 30, 2014.
(3)	For the period September 16, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(237)	$746	$887	$666	$7,691	$6,830
Net realized gain (loss) on investments	9,938	(3,014)	9,519	(609)	37,020	3,515
Change in net unrealized appreciation (depreciation) on investments	(18,353)	(3,747)	(19,068)	(6,838)	15,391	(10,247)

Increase (decrease) in net assets resulting from operations	(8,652)	(6,015)	(8,662)	(6,781)	60,102	98

CONTRACT TRANSACTIONS:
Purchase payments received	42,398	58,618	41,022		180,634	104,254
Transfers for contract benefits and terminations	(6,039)	(1,907)	(288)	(286)	(42,101)	(6,104)
Net transfers	11,672	(313,975)	100,356	36,798	313,681	777,006
Contract charges

Increase (decrease) in net assets resulting from contract transactions	48,031	(257,264)	141,090	36,512	452,214	875,156

Total increase (decrease) in net assets	39,379	(263,279)	132,428	29,731	512,316	875,254

NET ASSETS:
Beginning of period	146,966	410,245	65,324	35,593	932,525	57,271

End of period	$186,345	$146,966	$197,752	$65,324	$1,444,841	$932,525

CHANGES IN UNITS OUTSTANDING:
Units issued	6,016	4,853	12,100	6,408	58,357	69,890
Units redeemed	(2,922)	(22,467)	(1,115)	(4,067)	(24,173)	(4,848)

Net increase (decrease)	3,094	(17,614)	10,985	2,341	34,184	65,042

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$88,890	$102,905	$117,484	$95,763	$39,368	$31,188
Net realized gain (loss) on investments	469,509	239,997	465,149	268,068	230,146	52,244
Change in net unrealized appreciation (depreciation) on investments	(636,072)	(157,161)	(723,709)	(152,953)	(301,809)	(50,736)

Increase (decrease) in net assets resulting from operations	(77,673)	185,741	(141,076)	210,878	(32,295)	32,696

CONTRACT TRANSACTIONS:
Purchase payments received	1,666,771	41,259	2,607,761	153,407	719,864
Transfers for contract benefits and terminations	(896,812)	(69,762)	(8,100)	(51,040)	(243,789)	(105,300)
Net transfers	127,204	1,480,986	65,971	988,527	93,692	1,013,225
Contract charges

Increase (decrease) in net assets resulting from contract transactions	897,163	1,452,483	2,665,632	1,090,894	569,767	907,925

Total increase (decrease) in net assets	819,490	1,638,224	2,524,556	1,301,772	537,472	940,621

NET ASSETS:
Beginning of period	3,824,017	2,185,793	3,756,567	2,454,795	1,354,086	413,465

End of period	$4,643,507	$3,824,017	$6,281,123	$3,756,567	$1,891,558	$1,354,086

CHANGES IN UNITS OUTSTANDING:
Units issued	193,432	146,395	204,745	87,347	88,672	79,745
Units redeemed	(103,411)	(34,112)	(12,426)	(4,342)	(41,197)	(8,355)

Net increase (decrease)	90,021	112,283	192,319	83,005	47,475	71,390

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST MONEY MARKET FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND		GREAT-WEST PUTNAM HIGH YIELD BOND FUND
	2015	2014	2015	2014	2015	2014
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(26,598)	$(46,214)	$3,391	$3,577	$28,128	$23,052
Net realized gain (loss) on investments			8,723	19,246	(5,855)	544
Change in net unrealized appreciation (depreciation) on investments			(25,827)	(16,636)	(46,389)	(21,182)

Increase (decrease) in net assets resulting from operations	(26,598)	(46,214)	(13,713)	6,187	(24,116)	2,414

CONTRACT TRANSACTIONS:
Purchase payments received	14,214,200	31,295,197	24,456	42,934	79,212	58,033
Transfers for contract benefits and terminations	(1,945,578)	(13,487,357)			(14,324)	(3,467)
Net transfers	(7,937,685)	(19,057,393)	62,640	172,160	(101,719)	228,000
Contract charges

Increase (decrease) in net assets resulting from contract transactions	4,330,937	(1,249,553)	87,096	215,094	(36,831)	282,566

Total increase (decrease) in net assets	4,304,339	(1,295,767)	73,383	221,281	(60,947)	284,980

NET ASSETS:
Beginning of period	8,230,504	9,526,271	221,281	0	563,528	278,548

End of period	$12,534,843	$8,230,504	$294,664	$221,281	$502,581	$563,528

CHANGES IN UNITS OUTSTANDING:
Units issued	1,572,440	5,115,591	13,096	21,625	14,579	26,651
Units redeemed	(1,134,372)	(5,243,510)	(6,309)	(4,513)	(15,969)	(3,966)

Net increase (decrease)	438,068	(127,919)	6,787	17,112	(1,390)	22,685

	(1) For the period April 15, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND
	2015	2014	2015	2014	2015	2014
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,071	$5,927	$80,225	$82,668	$11,886	$16,519
Net realized gain (loss) on investments	47,636	18,033	233,890	190,732	109,171	71,603
Change in net unrealized appreciation (depreciation) on investments	(40,969)	14,939	(280,433)	267,254	(201,669)	1,373

Increase (decrease) in net assets resulting from operations	19,738	38,899	33,682	540,654	(80,612)	89,495

CONTRACT TRANSACTIONS:
Purchase payments received	101,633		1,864,171	396,795	395,291	14,414
Transfers for contract benefits and terminations	(3,178)	(18,180)	(156,890)	(153,869)	(19,192)	(101,373)
Net transfers	246,301	513,602	284,172	4,248,066	225,867	874,148
Contract charges

Increase (decrease) in net assets resulting from contract transactions	344,756	495,422	1,991,453	4,490,992	601,966	787,189

Total increase (decrease) in net assets	364,494	534,321	2,025,135	5,031,646	521,354	876,684

NET ASSETS:
Beginning of period	534,321	0	7,142,058	2,110,412	1,509,488	632,804

End of period	$898,815	$534,321	$9,167,193	$7,142,058	$2,030,842	$1,509,488

CHANGES IN UNITS OUTSTANDING:
Units issued	47,311	80,742	195,982	411,051	57,320	80,449
Units redeemed	(18,582)	(34,650)	(66,697)	(123,827)	(15,997)	(28,598)

Net increase (decrease)	28,729	46,092	129,285	287,224	41,323	51,851

(1)	For the period January 8, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,380	$15,581	$340,705	$8,114	$14,692	$17,520
Net realized gain (loss) on investments	157,086	124,281	854,878	27,473	(3,600)	(1,360)
Change in net unrealized appreciation (depreciation) on investments	(238,247)	(94,340)	(1,931,928)	(17,534)	(6,057)	(10,461)

Increase (decrease) in net assets resulting from operations	(65,781)	45,522	(736,345)	18,053	5,035	5,699

CONTRACT TRANSACTIONS:
Purchase payments received	306,477	49,132	35,036,993	245,146	290,347	300,397
Transfers for contract benefits and terminations	(20,056)	(81,943)	(689,095)		(30,230)	(625,785)
Net transfers	(210)	(591,091)	1,206,205	832,578	(179,003)	1,017,308
Contract charges			(51,964)	(1,129)

Increase (decrease) in net assets resulting from contract transactions	286,211	(623,902)	35,502,139	1,076,595	81,114	691,920

Total increase (decrease) in net assets	220,430	(578,380)	34,765,794	1,094,648	86,149	697,619

NET ASSETS:
Beginning of period	1,732,562	2,310,942	1,116,824	22,176	1,473,828	776,209

End of period	$1,952,992	$1,732,562	$35,882,618	$1,116,824	$1,559,977	$1,473,828

CHANGES IN UNITS OUTSTANDING:
Units issued	47,353	99,103	3,699,633	114,966	119,634	145,078
Units redeemed	(26,778)	(139,034)	(130,791)	(13,203)	(110,600)	(79,639)

Net increase (decrease)	20,575	(39,931)	3,568,842	101,763	9,034	65,439

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST TEMPLETON GLOBAL BOND FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,025	$13,376	$(3,746)	$3,061	$31,902	$25,708
Net realized gain (loss) on investments	61,759	104,793	102,876	71,498	9,079	8,466
Change in net unrealized appreciation (depreciation) on investments	(74,926)	(16,649)	(59,618)	(12,651)	(84,730)	(40,319)

Increase (decrease) in net assets resulting from operations	2,858	101,520	39,512	61,908	(43,749)	(6,145)

CONTRACT TRANSACTIONS:
Purchase payments received	122,500	27,046	217,523	115,895	239,251	121,037
Transfers for contract benefits and terminations	(174,804)	(7,638)	(23,329)	(7,867)	(37,519)	(6,328)
Net transfers	137,832	470,822	374,686	(108,994)	139,213	463,553
Contract charges

Increase (decrease) in net assets resulting from contract transactions	85,528	490,230	568,880	(966)	340,945	578,262

Total increase (decrease) in net assets	88,386	591,750	608,392	60,942	297,196	572,117

NET ASSETS:
Beginning of period	1,172,394	580,644	766,460	705,518	658,856	86,739

End of period	$1,260,780	$1,172,394	$1,374,852	$766,460	$956,052	$658,856

CHANGES IN UNITS OUTSTANDING:
Units issued	28,544	37,775	44,393	55,868	37,255	55,423
Units redeemed	(22,501)	(6,042)	(9,192)	(56,039)	(4,121)	(4,583)

Net increase (decrease)	6,043	31,733	35,201	(171)	33,134	50,840

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,993	$4,756	$1,123	$220	$8,344	$2,640
Net realized gain (loss) on investments	1,339	286	38,362	10,983	3,853	5,357
Change in net unrealized appreciation (depreciation) on investments	(5,450)	3,503	(63,386)	(5,115)	(19,928)	15,820

Increase (decrease) in net assets resulting from operations	882	8,545	(23,901)	6,088	(7,731)	23,817

CONTRACT TRANSACTIONS:
Purchase payments received	1,809	1,979	197,631	7,365	66,705	62,362
Transfers for contract benefits and terminations	(2,409)		(8,404)	(1,352)	(2,050)	(2,074)
Net transfers	69,317	221,547	27,454	113,076	(1,265)	59,713
Contract charges

Increase (decrease) in net assets resulting from contract transactions	68,717	223,526	216,681	119,089	63,390	120,001

Total increase (decrease) in net assets	69,599	232,071	192,780	125,177	55,659	143,818

NET ASSETS:
Beginning of period	242,329	10,258	163,697	38,520	255,926	112,108

End of period	$311,928	$242,329	$356,477	$163,697	$311,585	$255,926

CHANGES IN UNITS OUTSTANDING:
Units issued	10,564	22,765	20,613	21,766	11,244	22,844
Units redeemed	(4,118)	(840)	(541)	(11,207)	(4,930)	(13,963)

Net increase (decrease)	6,446	21,925	20,072	10,559	6,314	8,881

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,675	$10,225	$6,280	$8,273	$(74)	$(98)
Net realized gain (loss) on investments	154,176	117,419	5,637	2,603	2,994	1,765
Change in net unrealized appreciation (depreciation) on investments	(213,884)	(45,888)	(32,896)	(16,995)	(4,794)	(10,294)

Increase (decrease) in net assets resulting from operations	(37,033)	81,756	(20,979)	(6,119)	(1,874)	(8,627)

CONTRACT TRANSACTIONS:
Purchase payments received	96,563	94,218	99,298	50,480
Transfers for contract benefits and terminations	(24,374)	(12,440)	(8,542)	(2,236)
Net transfers	206,397	452,751	(7,550)	123,627	30,717	(470,566)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	278,586	534,529	83,206	171,871	30,717	(470,566)

Total increase (decrease) in net assets	241,553	616,285	62,227	165,752	28,843	(479,193)

NET ASSETS:
Beginning of period	1,053,485	437,200	584,605	418,853	10,802	489,995

End of period	$1,295,038	$1,053,485	$646,832	$584,605	$39,645	$10,802

CHANGES IN UNITS OUTSTANDING:
Units issued	34,146	72,837	23,002	32,595	2,844
Units redeemed	(14,485)	(37,336)	(14,813)	(19,153)		(31,420)

Net increase (decrease)	19,661	35,501	8,189	13,442	2,844	(31,420)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO		JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO
	2015	2014	2015	2015	2014
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,635	$5,232	$158	$16,611	$16,697
Net realized gain (loss) on investments	41,465	9,250	17	3,091	525
Change in net unrealized appreciation (depreciation) on investments	(70,973)	18,047	(1,232)	(26,472)	25

Increase (decrease) in net assets resulting from operations	(9,873)	32,529	(1,057)	(6,770)	17,247

CONTRACT TRANSACTIONS:
Purchase payments received	841,086	51,433	17,231	116,839	100,721
Transfers for contract benefits and terminations	(117,681)	(20,589)		(7,858)	(7,306)
Net transfers	467,980	637,030	83,363	106,002	438,342
Contract charges

Increase (decrease) in net assets resulting from contract transactions	1,191,385	667,874	100,594	214,983	531,757

Total increase (decrease) in net assets	1,181,512	700,403	99,537	208,213	549,004

NET ASSETS:
Beginning of period	795,649	95,246	0	829,261	280,257

End of period	$1,977,161	$795,649	$99,537	$1,037,474	$829,261

CHANGES IN UNITS OUTSTANDING:
Units issued	113,002	55,994	11,225	30,305	100,985
Units redeemed	(21,209)	(6,016)	(1,007)	(11,263)	(52,758)

Net increase (decrease)	91,793	49,978	10,218	19,042	48,227

(1)	For the period June 9, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,269)	$9,470	$338	$17,075	$2,629	$12,061
Net realized gain (loss) on investments	(5,077)	2,808	(5,524)	3,794	31,274	28,914
Change in net unrealized appreciation (depreciation) on investments	(9,148)	(43,983)	(19,556)	(52,284)	(48,554)	(11,972)

Increase (decrease) in net assets resulting from operations	(15,494)	(31,705)	(24,742)	(31,415)	(14,651)	29,003

CONTRACT TRANSACTIONS:
Purchase payments received	2,001	2,002	54,303	5,001	27,443
Transfers for contract benefits and terminations	(9,786)	(85,697)	(3,442)	(1,086)	(24,410)	(5,161)
Net transfers	(17,345)	(9,113)	15,654	103,470	(106,269)	280,741
Contract charges		(3)

Increase (decrease) in net assets resulting from contract transactions	(25,130)	(92,811)	66,515	107,385	(103,236)	275,580

Total increase (decrease) in net assets	(40,624)	(124,516)	41,773	75,970	(117,887)	304,583

NET ASSETS:
Beginning of period	182,913	307,429	180,180	104,210	448,910	144,327

End of period	$142,289	$182,913	$221,953	$180,180	$331,023	$448,910

CHANGES IN UNITS OUTSTANDING:
Units issued	93	86	11,192	16,406	4,508	20,281
Units redeemed	(1,291)	(4,107)	(4,528)	(8,442)	(10,942)	(355)

Net increase (decrease)	(1,198)	(4,021)	6,664	7,964	(6,434)	19,926

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2015	2015	2014	2015	2014
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(58)	$(10)	$(35)	$(637)	$(59)
Net realized gain (loss) on investments	(554)	(71)	(863)	(791)	2
Change in net unrealized appreciation (depreciation) on investments	478	92	(449)	(23,686)	1,906

Increase (decrease) in net assets resulting from operations	(134)	11	(1,347)	(25,114)	1,849

CONTRACT TRANSACTIONS:
Purchase payments received	14,249			29,299
Transfers for contract benefits and terminations		(3,590)	(2,081)
Net transfers	2,766		5,528	129,054	31,935
Contract charges

Increase (decrease) in net assets resulting from contract transactions	17,015	(3,590)	3,447	158,353	31,935

Total increase (decrease) in net assets	16,881	(3,579)	2,100	133,239	33,784

NET ASSETS:
Beginning of period	0	5,566	3,466	33,784	0

End of period	$16,881	$1,987	$5,566	$167,023	$33,784

CHANGES IN UNITS OUTSTANDING:
Units issued	2,917		7,089	18,126	2,993
Units redeemed	(1,077)	(219)	(6,982)	(4,969)

Net increase (decrease)	1,840	(219)	107	13,157	2,993

(1) (2)	For the period May 27, 2015 to December 31, 2015. For the period September 26, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT DEVELOPING MARKETS FUND		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
	2015	2014	2015	2014	2015	2014
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(109)	$(887)	$(762)	$(2,221)	$300	$(17)
Net realized gain (loss) on investments	41,813	854	(29,799)	(38,854)	15,123	(1)
Change in net unrealized appreciation (depreciation) on investments	(44,935)	2,316	(966)	21,844	(28,019)	57

Increase (decrease) in net assets resulting from operations	(3,231)	2,283	(31,527)	(19,231)	(12,596)	39

CONTRACT TRANSACTIONS:
Purchase payments received	7,563		55		42,432	3,438
Transfers for contract benefits and terminations	(7,116)	(4,200)	(16,500)	(60,238)
Net transfers	8,500	(1,055,758)	(61,151)	(61,144)	106,955	16,000
Contract charges			(5)	(8)

Increase (decrease) in net assets resulting from contract transactions	8,947	(1,059,958)	(77,601)	(121,390)	149,387	19,438

Total increase (decrease) in net assets	5,716	(1,057,675)	(109,128)	(140,621)	136,791	19,477

NET ASSETS:
Beginning of period	447,684	1,505,359	259,382	400,003	19,477	0

End of period	$453,400	$447,684	$150,254	$259,382	$156,268	$19,477

CHANGES IN UNITS OUTSTANDING:
Units issued	3,273	22,222	3	554	13,839	1,718
Units redeemed	(2,629)	(95,535)	(3,588)	(5,748)	(471)

Net increase (decrease)	644	(73,313)	(3,585)	(5,194)	13,368	1,718

(1)	For the period July 2, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,860	$(172)	$25,040	$3,802	$8,388	$2,656
Net realized gain (loss) on investments	(16,301)	4,476	(1,210)	(73)	(469)	1,312
Change in net unrealized appreciation (depreciation) on investments	(29,738)	(20,442)	(26,101)	(4,044)	(14,290)	(838)

Increase (decrease) in net assets resulting from operations	(42,179)	(16,138)	(2,271)	(315)	(6,371)	3,130

CONTRACT TRANSACTIONS:
Purchase payments received	60,106	45,607	78,275	30,595	26,236	48,809
Transfers for contract benefits and terminations	(14,825)	(1,881)	(29,024)	(5,843)	(15,869)	(1,995)
Net transfers	22,517	22,406	122,052	492,405	35,950	116,740
Contract charges

Increase (decrease) in net assets resulting from contract transactions	67,798	66,132	171,303	517,157	46,317	163,554

Total increase (decrease) in net assets	25,619	49,994	169,032	516,842	39,946	166,684

NET ASSETS:
Beginning of period	101,954	51,960	663,832	146,990	178,232	11,548

End of period	$127,573	$101,954	$832,864	$663,832	$218,178	$178,232

CHANGES IN UNITS OUTSTANDING:
Units issued	14,888	22,074	24,994	52,547	6,797	26,043
Units redeemed	(5,745)	(13,632)	(8,392)	(3,367)	(2,082)	(9,395)

Net increase (decrease)	9,143	8,442	16,602	49,180	4,715	16,648

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT ABSOLUTE RETURN 500 FUND	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
	2015	2014	2015	2015	2014
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$89,676	$27,487	$(324)	$368	$339
Net realized gain (loss) on investments	22,346	2,013	(2)	(9)	(358)
Change in net unrealized appreciation (depreciation) on investments	(113,789)	17,510	(252)	(1,237)	660

Increase (decrease) in net assets resulting from operations	(1,767)	47,010	(578)	(878)	641

CONTRACT TRANSACTIONS:
Purchase payments received	165,006	256,941	66,695	15,093	23,081
Transfers for contract benefits and terminations	(66,083)	(56,505)		(640)
Net transfers	193,356	674,669	57,096	9,297	(22,865)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	292,279	875,105	123,791	23,750	216

Total increase (decrease) in net assets	290,512	922,115	123,213	22,872	857

NET ASSETS:
Beginning of period	1,752,910	830,795	0	29,787	28,930

End of period	$2,043,422	$1,752,910	$123,213	$52,659	$29,787

CHANGES IN UNITS OUTSTANDING:
Units issued	45,921	148,633	12,578	2,352	2,219
Units redeemed	(18,518)	(66,969)		(63)	(2,249)

Net increase (decrease)	27,403	81,664	12,578	2,289	(30)

(1)	For the period May 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT CAPITAL OPPORTUNITIES FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND
	2015	2014	2015	2015	2015	2015
			(1)	(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16)	$81	$(876)	$(139)	$(740)	$(549)
Net realized gain (loss) on investments	15,547	35,652	(534)	(8)	(47)	(52)
Change in net unrealized appreciation (depreciation) on investments	(30,379)	(17,398)	(11,794)	(128)	(13,715)	(2,477)

Increase (decrease) in net assets resulting from operations	(14,848)	18,335	(13,204)	(275)	(14,502)	(3,078)

CONTRACT TRANSACTIONS:
Purchase payments received		23,081	463,968	33,651	160,294	92,591
Transfers for contract benefits and terminations	(1,195)	(794)
Net transfers	44,982	87	(65,688)	35,566	32,186	31,275
Contract charges

Increase (decrease) in net assets resulting from contract transactions	43,787	22,374	398,280	69,217	192,480	123,866

Total increase (decrease) in net assets	28,939	40,709	385,076	68,942	177,978	120,788

NET ASSETS:
Beginning of period	132,913	92,204	0	0	0	0

End of period	$161,852	$132,913	$385,076	$68,942	$177,978	$120,788

CHANGES IN UNITS OUTSTANDING:
Units issued	3,922	14,204	46,975	7,420	19,536	12,100
Units redeemed	(1,215)	(12,032)	(8,066)

Net increase (decrease)	2,707	2,172	38,909	7,420	19,536	12,100

(1) (2) (3) (4)	For the period March 10, 2015 to December 31, 2015.

For the period July 1, 2015 to December 31, 2015.

For the period June 9, 2015 to December 31, 2015.

For the period June 2, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP VALUE FUND
	2015	2015	2015	2014	2015	2015
	(1)	(2)			(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(28)	$	$(507)	$(73)	$(71)	$(15)
Net realized gain (loss) on investments	22	(37)	3	1,974	(2)	(2)
Change in net unrealized appreciation (depreciation) on investments			(3,414)	(3,671)	497	(210)

Increase (decrease) in net assets resulting from operations	(6)	(37)	(3,918)	(1,770)	424	(227)

CONTRACT TRANSACTIONS:
Purchase payments received	55,000		15,012		9,311	2,001
Transfers for contract benefits and terminations			(3,144)	(2,483)
Net transfers	(54,994)	37	77,326	1,355	12,690	869
Contract charges

Increase (decrease) in net assets resulting from contract transactions	6	37	89,194	(1,128)	22,001	2,870

Total increase (decrease) in net assets	0	0	85,276	(2,898)	22,425	2,643

NET ASSETS:
Beginning of period	0	0	34,876	37,774	0	0

End of period	$0	$0	$120,152	$34,876	$22,425	$2,643

CHANGES IN UNITS OUTSTANDING:
Units issued	5,486	121	7,641	6,160	2,342	280
Units redeemed	(5,486)	(121)	(984)	(5,492)	(1)

Net increase (decrease)	0	0	6,657	668	2,341	280

(1) (2) (3) (4)	For the period July 2, 2015 to August 6, 2015. For the period May 19, 2015 to July 14, 2015. For the period June 2, 2015 to December 31, 2015. For the period April 21, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT VOYAGER FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2015	2014	2015	2014	2015	2014
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,091	$2,788	$(5,576)	$(541)	$(3,519)	$(2,380)
Net realized gain (loss) on investments	17,804	36,012	28,629	2,292	106,714	110,717
Change in net unrealized appreciation (depreciation) on investments	(34,855)	(45,265)	58,271	15,150	(7,946)	43,187

Increase (decrease) in net assets resulting from operations	(15,960)	(6,465)	81,324	16,901	95,249	151,524

CONTRACT TRANSACTIONS:
Purchase payments received	15,698	44,743	933,826	14,243	51,660	56,147
Transfers for contract benefits and terminations	(6,195)	(14,767)	(28,086)	(4,112)	(55,827)	(109,599)
Net transfers	27,754	(1,348,180)	882,479	497,865	107,712	(1,564,043)
Contract charges

Increase (decrease) in net assets resulting from contract transactions	37,257	(1,318,204)	1,788,219	507,996	103,545	(1,617,495)

Total increase (decrease) in net assets	21,297	(1,324,669)	1,869,543	524,897	198,794	(1,465,971)

NET ASSETS:
Beginning of period	192,085	1,516,754	524,897	0	870,609	2,336,580

End of period	$213,382	$192,085	$2,394,440	$524,897	$1,069,403	$870,609

CHANGES IN UNITS OUTSTANDING:
Units issued	11,540	35,764	174,452	74,701	15,824	273,319
Units redeemed	(8,853)	(120,384)	(26,668)	(27,923)	(11,969)	(360,821)

Net increase (decrease)	2,687	(84,620)	147,784	46,778	3,855	(87,502)

(1)	For the period May 28, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62)	$(317)	$(1,530)	$(2,148)	$(570)	$(253)
Net realized gain (loss) on investments	3,661	(36,292)	3,725	29,674	(15,099)	5,771
Change in net unrealized appreciation (depreciation) on investments	(5,007)	(5,112)	(29,498)	(30,988)	(17,924)	(13,821)

Increase (decrease) in net assets resulting from operations	(1,408)	(41,721)	(27,303)	(3,462)	(33,593)	(8,303)

CONTRACT TRANSACTIONS:
Purchase payments received					44,121	14,369
Transfers for contract benefits and terminations	(2,864)	(1,260)	(21,264)	(29,285)	(141)	(98)
Net transfers		(81,565)	(19,305)	(43,159)	1,247	33,356
Contract charges			(5)	(38)

Increase (decrease) in net assets resulting from contract transactions	(2,864)	(82,825)	(40,574)	(72,482)	45,227	47,627

Total increase (decrease) in net assets	(4,272)	(124,546)	(67,877)	(75,944)	11,634	39,324

NET ASSETS:
Beginning of period	26,406	150,952	208,120	284,064	58,223	18,899

End of period	$22,134	$26,406	$140,243	$208,120	$69,857	$58,223

CHANGES IN UNITS OUTSTANDING:
Units issued		32,991	310	31	12,993	18,232
Units redeemed	(188)	(41,501)	(1,676)	(2,295)	(7,368)	(12,839)

Net increase (decrease)	(188)	(8,510)	(1,366)	(2,264)	5,625	5,393

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS		VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
	2015	2014	2015	2014
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,115)	$(2,645)	$(3)	$(14)
Net realized gain (loss) on investments	(25,239)	3,867	1	87
Change in net unrealized appreciation (depreciation) on investments	(1,212)	(43,139)	(3)	(24)

Increase (decrease) in net assets resulting from operations	(27,566)	(41,917)	(5)	49

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(7,965)	(12,510)	(594)
Net transfers	(73,745)	14,219		(64)
Contract charges	(4)	(6)

Increase (decrease) in net assets resulting from contract transactions	(81,714)	1,703	(594)	(64)

Total increase (decrease) in net assets	(109,280)	(40,214)	(599)	(15)

NET ASSETS:
Beginning of period	155,905	196,119	599	614

End of period	$46,625	$155,905	$0	$599

CHANGES IN UNITS OUTSTANDING:
Units issued		1,483		363
Units redeemed	(2,032)	(1,487)	(58)	(363)

Net increase (decrease)	(2,032)	(4)	(58)	0

(1)	For the period January 1, 2015 to June 4, 2015.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2015

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2015, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$224,376	$447,350
Alger Large Cap Growth Portfolio	139,372	283,731
Alger Mid Cap Growth Portfolio	25,862	165,063
Alger Small Cap Growth Portfolio	375,336	109,750
Alger Smid Cap Growth Portfolio	227,593	18,150
Alps Red Rocks Listed Private Equity Portfolio	57,012	10,117
American Century Investments VP Inflation Protection Fund	23,595	5,241
American Century Investments VP Mid Cap Value Fund	478,757	189,184
American Century Investments VP Value Fund	64,325	195
American Funds IS International Fund	142,426	577
Blackrock Global Allocation VI Fund	1,147,262	236,731
Blackrock High Yield VI Fund	340,817	139,513
Clearbridge Variable Small Cap Growth Portfolio	56,036	43
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	66,142	86,526
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1	676,345	526,500

Investment Division	Purchases	Sales
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2	$70,192	$2,803
Columbia Variable Portfolio - Small Cap Value Fund	15,451	4,355
Delaware VIP Emerging Markets Series	300,797	137,427
Delaware VIP REIT Series	110,160	37,511
Delaware VIP Small Cap Value Series	51,887	69,576
Deutsche Capital Growth VIP	424,221	83,118
Deutsche Global Small Cap VIP	20,818	17,333
Deutsche Large Cap Value VIP	41,952	348,321
Deutsche Small Mid Cap Value VIP	19,467	7,634
Dreyfus IP Technology Growth Portfolio	273,972	36,910
Dreyfus Socially Responsible Growth Fund, Inc	72,962	74,420
Dreyfus VIF Appreciation Portfolio - Initial Shares	16,798	74,083
Dreyfus VIF Appreciation Portfolio - Service Shares	232,354	63,820
Dreyfus VIF Growth and Income Portfolio	41,961	59,663
Dreyfus VIF International Value Portfolio	1,355	20,143
Fidelity VIP Asset Manager Portfolio	140,521	186,588
Fidelity VIP Contrafund Portfolio	152,351	260,169
Fidelity VIP Government Money Market Portfolio	158,908	211,322
Fidelity VIP Growth Opportunities Portfolio	35,235	15,559
Fidelity VIP Growth Portfolio	80,227	459,063
Fidelity VIP High Income Portfolio	42,749	57,961
Fidelity VIP Index 500 Portfolio	28,155	170,433
Fidelity VIP Investment Grade Bond Portfolio	20,527	79,934
Fidelity VIP Overseas Portfolio	6,094	60,171
Franklin Income VIP Fund	717,830	55,182
Goldman Sachs VIT Large Cap Value Fund	29,190	30,476
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	75,253	35,093
Goldman Sachs VIT Strategic Growth Fund	51,493	5,203
Goldman Sachs VIT U.S. Equity Insights Fund	25,851	1,999
Great-West Aggressive Profile I Fund	397,053	76,401
Great-West Ariel Mid Cap Value Fund	177,327	71,169
Great-West Bond Index Fund	1,046,704	59,390
Great-West Conservative Profile I Fund	892,415	213,514
Great-West Federated Bond Fund	50,122	5,106
Great-West Goldman Sachs Mid Cap Value Fund	242,482	11,553
Great-West International Index Fund	740,984	49,177
Great-West Invesco Small Cap Value Fund	24,456	7,231
Great-West Lifetime 2015 Fund II	51,812	48,290
Great-West Lifetime 2025 Fund II	978,939	56,044
Great-West Lifetime 2035 Fund II	188,938	2,721
Great-West Lifetime 2045 Fund II	60,251	68
Great-West Lifetime 2055 Fund II	272,161	784
Great-West Loomis Sayles Bond Fund	505,743	167,305
Great-West Loomis Sayles Small Cap Value Fund	92,898	34,767
Great-West MFS International Growth Fund	168,482	16,666
Great-West MFS International Value Fund	832,608	354,630
Great-West Moderate Profile I Fund	2,819,697	1,330,134
Great-West Moderately Aggressive Profile I Fund	3,450,694	197,893
Great-West Moderately Conservative Profile I Fund	1,340,275	485,571
Great-West Money Market Fund	13,419,705	9,115,422

Investment Division	Purchases	Sales
Great-West Putnam Equity Income Fund	$191,025	$82,598
Great-West Putnam High Yield Bond Fund	193,369	202,077
Great-West Real Estate Index Fund	610,271	216,465
Great-West S&P 500® Index Fund	3,345,377	1,085,295
Great-West S&P Mid Cap 400® Index Fund	982,590	260,343
Great-West S&P Small Cap 600® Index Fund	910,153	439,559
Great-West SecureFoundation Balanced Fund	37,624,017	913,821
Great-West Short Duration Bond Fund	1,285,419	1,187,687
Great-West Stock Index Fund	536,888	381,917
Great-West T. Rowe Price Mid Cap Growth Fund	792,374	127,578
Great-West Templeton Global Bond Fund	432,981	47,368
Great-West U.S. Government Mortgage Securities Fund	118,948	44,549
Invesco V.I. Core Equity Fund	266,562	10,606
Invesco V.I. Global Real Estate Fund	147,303	75,567
Invesco V.I. Growth & Income Fund	701,039	243,368
Invesco V.I. International Growth Fund	273,914	184,432
Invesco V.I. Small Cap Equity Fund	33,721	71
Janus Aspen Balanced Portfolio	1,493,755	241,300
Janus Aspen Enterprise Portfolio	111,626	10,110
Janus Aspen Flexible Bond Portfolio	365,307	129,572
Janus Aspen Overseas Portfolio Institutional Shares	7,307	29,188
Janus Aspen Overseas Portfolio Service Shares	121,481	46,843
Janus Aspen Perkins Mid Cap Value Portfolio	98,637	162,202
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	27,119	10,161
Lazard Retirement US Small-Mid Cap Equity Portfolio	191	3,600
Lord Abbett Series Developing Growth Portfolio	210,375	51,293
Neuberger Berman AMT Socially Responsive Portfolio	91,593	45,030
NVIT Developing Markets Fund	1,972	80,369
Oppenheimer Main Street Small Cap Fund/VA	171,553	5,914
PIMCO VIT Commodity RealReturn Strategy Portfolio	104,624	32,965
PIMCO VIT Low Duration Portfolio	287,263	90,922
PIMCO VIT Real Return Portfolio	75,871	21,166
PIMCO VIT Total Return Portfolio	615,363	211,414
Putnam VT Absolute Return 500 Fund	123,791	316
Putnam VT American Government Income Fund	24,941	821
Putnam VT Capital Opportunities Fund	81,148	18,920
Putnam VT Global Asset Allocation Fund	487,189	85,155
Putnam VT Global Equity Fund	69,217	135
Putnam VT Growth and Income Fund	192,480	726
Putnam VT Growth Opportunities Fund	123,866	538
Putnam VT Income Fund	55,000	55,022
Putnam VT International Equity Fund	1,237	1,200
Putnam VT International Growth Fund	103,511	14,823
Putnam VT Research Fund	22,013	82
Putnam VT Small Cap Value Fund	2,869	14
Putnam VT Voyager Fund	213,021	146,232
T. Rowe Price Blue Chip Growth Portfolio	2,076,388	293,680
T. Rowe Price Health Sciences Portfolio	486,269	302,341
Universal Institutional Funds Mid Cap Growth Portfolio	4,089	2,927
Van Eck VIP Emerging Markets Fund	21,176	53,652
Van Eck VIP Global Hard Assets Fund Class S	98,574	53,918
Van Eck VIP Global Hard Assets Fund Initial Class	32	82,886
Van Eck VIP Multi Manager Alternatives Fund	25	597

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts and $15 in the SmartTrack II-5 Year contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year contract for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER CAPITAL APPRECIATION PORTFOLIO
2015	19	$99.06	to	$102.23	$1,919	0.08%	1.25%	to	1.40%	4.71%	to	4.87%
2014	24	$94.60	to	$97.48	$2,228	0.09%	1.25%	to	1.40%	12.17%	to	12.34%
2013	27	$84.34	to	$86.77	$2,262	0.35%	1.25%	to	1.40%	33.32%	to	33.51%
2012	32	$63.26	to	$64.99	$2,012	1.02%	1.25%	to	1.40%	16.65%	to	16.83%
2011	36	$54.23	to	$55.63	$1,966	0.11%	1.25%	to	1.40%	(1.69) %	to	(1.54) %
ALGER LARGE CAP GROWTH PORTFOLIO
2015	12	$98.17	to	$106.36	$1,229	0.00%	1.25%	to	1.55%	0.15%	to	0.45%
2014	15	$98.02	to	$105.88	$1,480	0.16%	1.25%	to	1.55%	9.28%	to	9.61%
2013	16	$89.70	to	$96.60	$1,458	0.77%	1.25%	to	1.55%	33.01%	to	33.41%
2012	20	$67.44	to	$72.41	$1,387	1.16%	1.25%	to	1.55%	8.16%	to	8.50%
2011	22	$62.35	to	$66.74	$1,420	1.00%	1.25%	to	1.55%	(1.87) %	to	(1.58) %
ALGER MID CAP GROWTH PORTFOLIO
2015	36	$70.52	to	$72.96	$2,543	0.00%	1.25%	to	1.40%	(2.93) %	to	(2.79) %
2014	37	$72.65	to	$75.06	$2,720	0.00%	1.25%	to	1.40%	6.51%	to	6.68%
2013	42	$68.21	to	$70.36	$2,865	0.33%	1.25%	to	1.40%	33.96%	to	34.15%
2012	45	$50.92	to	$52.45	$2,297	0.00%	1.25%	to	1.40%	14.58%	to	14.77%
2011	52	$44.44	to	$45.70	$2,323	0.33%	1.25%	to	1.40%	(9.55) %	to	(9.42) %
ALGER SMALL CAP GROWTH PORTFOLIO
2015	31	$82.75	to	$14.43	$579	0.00%	0.25%	to	1.40%	(4.66) %	to	(3.56) %
2014	21	$86.80	to	$14.96	$515	0.00%	0.25%	to	1.40%	(0.96) %	to	4.91%
2013	89	$87.64	to	$14.93	$1,569	0.00%	0.25%	to	1.40%	32.41%	to	33.90%
2012	4	$66.19	to	$68.64	$258	0.00%	1.25%	to	1.40%	10.93%	to	11.09%
2011	4	$59.67	to	$61.79	$220	0.00%	1.25%	to	1.40%	(4.53) %	to	(4.38) %
ALGER SMID CAP GROWTH PORTFOLIO (Effective date 05/16/2014)
2015	15	$8.98	to	$10.78	$152	0.00%	0.25%	to	1.20%	(10.18) %	to	(0.65) %
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 12/31/2014)
2015	5	$9.05	to	$9.28	$46	0.09%	0.25%	to	1.20%	(9.47) %	to	(7.16) %
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 01/09/2012)
2015	13	$9.62	to	$9.74	$123	1.90%	0.25%	to	1.20%	(3.63) %	to	(2.71) %
2014	11	$9.98	to	$10.01	$110	1.66%	0.25%	to	1.20%	2.04%	to	3.09%
2013	6	$9.67	to	$9.71	$54	1.97%	0.25%	to	0.45%	(8.95) %	to	(8.74) %
2012	2	$10.62	to	$10.64	$26	0.69%	0.25%	to	0.45%	6.20%	to	6.40%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 01/09/2012)
2015	50	$9.64	to	$16.84	$771	1.50%	0.25%	to	1.20%	(3.59) %	to	(1.82) %
2014	32	$17.05	to	$17.15	$542	1.02%	0.25%	to	0.45%	15.67%	to	15.96%
2013	26	$14.74	to	$14.79	$379	1.17%	0.25%	to	0.45%	29.41%	to	29.51%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
(Effective date 05/01/2015)
2015	7	$9.37	to	$9.39	$62	0.93%	1.00%	to	1.20%	(6.26) %	to	(6.13) %
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 05/01/2015)
2015	14	$8.85	to	$8.69	$125	1.55%	1.00%	to	1.20%	(11.52) %	to	(13.12) %
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/16/2014)
2015	100	$9.48	to	$9.96	$979	1.30%	0.25%	to	1.20%	(5.23) %	to	(1.25) %
2014	16	$10.03	to	$10.09	$162	2.11%	0.25%	to	1.20%	0.27%	to	0.87%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
BLACKROCK HIGH YIELD VI FUND
(Effective date 05/16/2014)
2015	34		$9.31	to	$9.46	$318	4.13%	0.25%	to	1.20%	(6.89) %	to	(4.06) %
2014	15		$9.81	to	$9.86	$150	2.57%	0.25%	to	1.00%	(1.85) %	to	(1.39) %
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2015	6		$9.31	to	$9.60	$53	0.00%	0.25%	to	1.20%	(6.89) %	to	(4.05) %
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
(Effective date 03/11/2011)
2015	42		$14.62	to	$14.73	$621	0.00%	1.25%	to	1.40%	(4.65) %	to	(4.51) %
2014	43		$15.34	to	$15.34	$666	0.00%	1.40%	to	1.40%	4.35%	to	4.35%
2013	63		$14.70	to	$14.76	$931	0.00%	1.25%	to	1.40%	46.12%	to	46.28%
2012	75		$10.06	to	$10.09	$759	0.00%	1.25%	to	1.40%	16.03%	to	16.24%
2011	80		$8.67	to	$8.68	$694	0.00%	1.25%	to	1.40%	(13.30) %	to	(13.20) %
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
(Effective date 03/11/2011)
2015	241		$16.27	to	$16.39	$3,919	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	268		$14.99	to	$15.08	$4,020	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
2013	319		$12.12	to	$12.17	$3,872	0.00%	1.25%	to	1.40%	24.05%	to	24.18%
2012	368		$9.77	to	$9.80	$3,598	0.00%	1.25%	to	1.40%	5.74%	to	5.95%
2011	414		$9.24	to	$9.25	$3,823	0.00%	1.25%	to	1.40%	(7.60) %	to	(7.50) %
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2015	3		$35.57	to	$36.42	$107	0.00%	1.25%	to	1.40%	8.29%	to	8.45%
2014	1		$32.85	to	$33.59	$46	0.00%	1.25%	to	1.40%	23.36%	to	23.58%
2013	1		$26.63	to	$26.63	$23	0.00%	1.40%	to	1.40%	23.75%	to	23.75%
2012	1		$21.52	to	$21.52	$20	0.00%	1.40%	to	1.40%	5.54%	to	5.54%
2011	1		$20.39	to	$20.75	$29	0.00%	1.25%	to	1.40%	(7.36) %	to	(7.24) %
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 01/09/2012)
2015	13		$9.90	to	$14.00	$187	0.57%	0.25%	to	1.00%	(7.25) %	to	(6.55) %
2014	14		$14.90	to	$14.98	$202	0.62%	0.25%	to	0.45%	2.62%	to	2.74%
2013	0	*	$14.58	to	$14.58	$2	5.16%	0.25%	to	0.25%	33.76%	to	33.76%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/09/2012)
2015	66		$7.39	to	$9.55	$617	0.57%	0.25%	to	1.20%	(15.79) %	to	(14.99) %
2014	51		$8.80	to	$11.23	$563	0.35%	0.25%	to	1.00%	(9.18) %	to	(8.48) %
2013	19		$12.22	to	$12.27	$236	0.72%	0.25%	to	0.45%	9.30%	to	9.55%
2012	0	*	$11.18	to	$11.18	$5	0.00%	0.45%	to	0.45%	11.80%	to	11.80%
DELAWARE VIP REIT SERIES
(Effective date 01/09/2012)
2015	16		$10.38	to	$15.82	$234	0.87%	0.25%	to	1.20%	3.84%	to	3.26%
2014	11		$12.15	to	$15.32	$157	1.43%	0.25%	to	1.00%	27.89%	to	28.85%
2013	12		$11.85	to	$11.89	$143	0.68%	0.25%	to	0.45%	1.46%	to	1.62%
2012	2		$11.68	to	$11.70	$22	0.00%	0.25%	to	0.45%	16.80%	to	17.00%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 01/09/2012)
2015	21		$10.15	to	$14.49	$301	0.47%	0.25%	to	1.00%	(7.39) %	to	(6.70) %
2014	25		$10.96	to	$15.53	$381	0.30%	0.25%	to	1.00%	4.58%	to	5.36%
2013	11		$14.68	to	$14.74	$163	0.39%	0.25%	to	0.45%	32.49%	to	32.79%
2012	1		$11.10	to	$11.10	$7	0.00%	0.25%	to	0.25%	11.00%	to	11.00%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
DEUTSCHE CAPITAL GROWTH VIP (Effective date 01/09/2012)
2015	39		$12.77	to	$18.36	$697	0.34%	0.25%	to	1.20%	7.04%	to	8.06%
2014	23		$11.93	to	$16.99	$377	0.24%	0.25%	to	1.20%	11.29%	to	12.37%
2013	4		$15.06	to	$15.12	$59	0.30%	0.25%	to	0.45%	33.63%	to	33.81%
2012	1		$11.30	to	$11.30	$12	0.00%	0.25%	to	0.25%	13.00%	to	13.00%
DEUTSCHE GLOBAL SMALL CAP VIP (Effective date 01/09/2012)
2015	3		$9.85	to	$14.59	$37	0.62%	0.25%	to	1.00%	(0.15) %	to	0.61%
2014	3		$9.86	to	$14.50	$38	0.71%	0.25%	to	1.00%	(5.28) %	to	(4.61) %
2013	2		$15.20	to	$15.20	$27	0.40%	0.25%	to	0.25%	35.35%	to	35.35%
DEUTSCHE LARGE CAP VALUE VIP (Effective date 01/09/2012)
2015	19		$10.55	to	$14.31	$266	1.19%	0.25%	to	1.20%	(8.27) %	to	(7.39) %
2014	41		$11.53	to	$15.45	$623	0.86%	0.25%	to	1.00%	9.29%	to	10.12%
2013	13		$14.03	to	$14.03	$178	0.45%	0.25%	to	0.25%	30.15%	to	30.15%
2012	1		$10.78	to	$10.78	$13	0.00%	0.25%	to	0.25%	7.80%	to	7.80%
DEUTSCHE SMALL MID CAP VALUE VIP (Effective date 01/09/2012)
2015	14		$10.82	to	$15.13	$206	0.00%	0.25%	to	1.00%	(3.19) %	to	(2.46) %
2014	14		$15.42	to	$15.51	$218	0.32%	0.25%	to	0.45%	4.68%	to	4.87%
2013	7		$14.73	to	$14.79	$99	0.20%	0.25%	to	0.45%	34.03%	to	34.33%
2012	0	*	$10.99	to	$10.99	$3	0.00%	0.45%	to	0.45%	9.90%	to	9.90%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO (Effective date 01/09/2012)
2015	30		$11.58	to	$16.74	$458	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	16		$11.09	to	$15.84	$240	0.00%	0.25%	to	1.00%	5.52%	to	6.31%
2013	5		$14.90	to	$14.90	$68	0.00%	0.25%	to	0.25%	32.21%	to	32.21%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2015	7		$47.20	to	$48.81	$321	1.06%	1.25%	to	1.40%	(4.54) %	to	(4.40) %
2014	8		$49.45	to	$51.05	$388	1.12%	1.25%	to	1.40%	11.88%	to	12.03%
2013	9		$44.20	to	$45.57	$419	1.28%	1.25%	to	1.40%	32.49%	to	32.70%
2012	11		$33.36	to	$34.34	$356	0.78%	1.25%	to	1.40%	10.39%	to	10.56%
2011	11		$30.22	to	$31.06	$338	0.92%	1.25%	to	1.40%	(0.49) %	to	(0.35) %
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2015	4		$59.31	to	$61.55	$265	1.66%	1.25%	to	1.40%	(3.83) %	to	(3.68) %
2014	6		$61.66	to	$63.90	$345	1.78%	1.25%	to	1.40%	6.59%	to	6.75%
2013	7		$57.85	to	$59.86	$380	1.94%	1.25%	to	1.40%	19.43%	to	19.60%
2012	7		$48.44	to	$50.05	$362	3.64%	1.25%	to	1.40%	8.88%	to	9.07%
2011	8		$44.49	to	$44.49	$346	1.87%	1.40%	to	1.40%	7.52%	to	7.52%
DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES (Effective date 01/09/2012)
2015	36		$10.77	to	$13.72	$452	1.44%	0.25%	to	1.20%	(3.87) %	to	(2.96) %
2014	23		$14.05	to	$14.14	$318	1.65%	0.25%	to	0.45%	7.33%	to	7.61%
2013	12		$13.09	to	$13.14	$153	1.71%	0.25%	to	0.45%	20.31%	to	20.44%
2012	1		$10.91	to	$10.91	$13	0.52%	0.25%	to	0.25%	9.10%	to	9.10%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2015	8	$49.59	to	$51.23	$387	0.84%	1.25%	to	1.40%	0.17%	to	0.31%
2014	9	$49.50	to	$51.07	$437	0.78%	1.25%	to	1.40%	8.55%	to	8.71%
2013	9	$45.60	to	$46.98	$431	0.90%	1.25%	to	1.40%	34.87%	to	35.08%
2012	11	$33.81	to	$34.78	$378	1.44%	1.25%	to	1.40%	16.43%	to	16.63%
2011	12	$29.04	to	$29.82	$340	1.25%	1.25%	to	1.40%	(4.13) %	to	(3.99) %
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (Effective date 01/09/2012)
2015	4	$11.89	to	$11.98	$48	2.42%	0.25%	to	0.45%	(3.41) %	to	(3.21) %
2014	5	$12.31	to	$12.38	$68	1.61%	0.25%	to	0.45%	(9.95) %	to	(9.83) %
2013	5	$13.67	to	$13.73	$63	1.14%	0.25%	to	0.45%	22.16%	to	22.48%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2015	32	$45.73	to	$47.58	$1,488	1.54%	1.25%	to	1.40%	(1.25) %	to	(1.10) %
2014	35	$46.31	to	$48.11	$1,664	1.51%	1.25%	to	1.40%	4.37%	to	4.52%
2013	36	$44.37	to	$46.03	$1,637	1.53%	1.25%	to	1.40%	14.09%	to	14.28%
2012	43	$38.89	to	$40.28	$1,710	1.52%	1.25%	to	1.40%	10.92%	to	11.09%
2011	48	$35.06	to	$36.26	$1,687	1.89%	1.25%	to	1.40%	(3.92) %	to	(3.77) %
FIDELITY VIP CONTRAFUND PORTFOLIO
2015	19	$65.72	to	$67.82	$1,288	1.03%	1.25%	to	1.40%	(0.73) %	to	(0.58) %
2014	23	$66.20	to	$68.21	$1,535	0.96%	1.25%	to	1.40%	10.39%	to	10.55%
2013	25	$59.97	to	$61.70	$1,529	1.05%	1.25%	to	1.40%	29.47%	to	29.65%
2012	28	$46.32	to	$47.59	$1,326	1.34%	1.25%	to	1.40%	14.80%	to	14.98%
2011	31	$40.35	to	$41.39	$1,252	0.94%	1.25%	to	1.40%	(3.88) %	to	(3.74) %
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015	47	$14.78	to	$15.23	$702	0.03%	1.25%	to	1.40%	(1.37) %	to	(1.22) %
2014	50	$14.99	to	$15.41	$755	0.01%	1.25%	to	1.40%	(1.38) %	to	(1.28) %
2013	50	$15.20	to	$15.61	$761	0.03%	1.25%	to	1.40%	(1.36) %	to	(1.20) %
2012	69	$15.41	to	$15.80	$1,074	0.14%	1.25%	to	1.40%	(1.22) %	to	(1.06) %
2011	103	$15.60	to	$15.97	$1,621	0.11%	1.25%	to	1.40%	(1.33) %	to	(1.18) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2015	10	$34.94	to	$36.06	$346	0.18%	1.25%	to	1.40%	4.14%	to	4.30%
2014	10	$33.55	to	$34.57	$343	0.21%	1.25%	to	1.40%	10.65%	to	10.80%
2013	11	$30.32	to	$31.20	$325	0.41%	1.25%	to	1.40%	35.96%	to	36.19%
2012	5	$22.30	to	$22.91	$121	0.60%	1.25%	to	1.40%	17.93%	to	18.15%
2011	2	$18.91	to	$19.39	$36	0.15%	1.25%	to	1.40%	0.91%	to	0.99%
FIDELITY VIP GROWTH PORTFOLIO
2015	20	$102.77	to	$107.39	$2,054	0.25%	1.25%	to	1.40%	5.68%	to	5.84%
2014	24	$97.24	to	$101.46	$2,352	0.18%	1.25%	to	1.40%	9.75%	to	9.91%
2013	27	$88.60	to	$92.31	$2,389	0.27%	1.25%	to	1.40%	34.45%	to	34.64%
2012	33	$65.90	to	$68.56	$2,220	0.59%	1.25%	to	1.40%	13.07%	to	13.27%
2011	37	$58.28	to	$60.53	$2,155	0.37%	1.25%	to	1.40%	(1.19) %	to	(1.05) %
FIDELITY VIP HIGH INCOME PORTFOLIO
2015	7	$45.87	to	$52.46	$358	6.54%	1.25%	to	1.55%	(5.11) %	to	(4.83) %
2014	8	$48.34	to	$55.12	$411	4.76%	1.25%	to	1.55%	(0.39) %	to	(0.11) %
2013	15	$48.53	to	$55.18	$770	5.76%	1.25%	to	1.55%	4.32%	to	4.63%
2012	17	$46.52	to	$52.74	$837	5.70%	1.25%	to	1.55%	12.45%	to	12.81%
2011	18	$41.37	to	$46.75	$788	6.75%	1.25%	to	1.55%	2.45%	to	2.75%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FIDELITY VIP INDEX 500 PORTFOLIO
2015	5	$251.05	to	$283.29	$1,289	1.94%	1.25%	to	1.55%	(0.22) %	to	0.08%
2014	5	$251.61	to	$283.07	$1,442	1.66%	1.25%	to	1.55%	11.82%	to	12.16%
2013	6	$225.01	to	$252.38	$1,379	1.80%	1.25%	to	1.55%	30.21%	to	30.60%
2012	7	$172.80	to	$193.24	$1,237	2.03%	1.25%	to	1.55%	14.13%	to	14.47%
2011	8	$151.41	to	$168.81	$1,233	1.81%	1.25%	to	1.55%	0.47%	to	0.78%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2015	7	$31.07	to	$32.10	$210	2.40%	1.25%	to	1.40%	(1.98) %	to	(1.83) %
2014	9	$31.69	to	$32.70	$276	1.51%	1.25%	to	1.40%	4.35%	to	4.54%
2013	19	$30.37	to	$31.28	$578	2.20%	1.25%	to	1.40%	(3.16) %	to	(3.01) %
2012	24	$31.36	to	$32.25	$742	2.28%	1.25%	to	1.40%	4.43%	to	4.57%
2011	26	$30.03	to	$30.84	$779	3.19%	1.25%	to	1.40%	5.85%	to	6.02%
FIDELITY VIP OVERSEAS PORTFOLIO
2015	10	$34.69	to	$36.23	$350	1.30%	1.25%	to	1.40%	2.18%	to	2.34%
2014	12	$33.95	to	$35.41	$393	1.28%	1.25%	to	1.40%	(9.35) %	to	(9.21) %
2013	13	$37.45	to	$39.00	$492	1.33%	1.25%	to	1.40%	28.61%	to	28.80%
2012	15	$29.12	to	$30.28	$432	1.96%	1.25%	to	1.40%	19.05%	to	19.26%
2011	16	$24.46	to	$25.39	$392	1.37%	1.25%	to	1.40%	(18.30) %	to	(18.20) %
FRANKLIN INCOME VIP FUND (Effective date 12/31/2014)
2015	66	$9.18	to	$9.02	$604	3.36%	0.25%	to	1.20%	(8.25) %	to	(9.79) %
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2015	12	$17.37	to	$17.84	$208	1.39%	1.25%	to	1.40%	(5.74) %	to	(5.60) %
2014	13	$18.42	to	$18.90	$248	1.33%	1.25%	to	1.40%	11.37%	to	11.57%
2013	19	$16.54	to	$16.94	$308	1.21%	1.25%	to	1.40%	31.37%	to	31.52%
2012	19	$12.59	to	$12.88	$239	1.36%	1.25%	to	1.40%	17.44%	to	17.63%
2011	16	$10.72	to	$10.95	$176	1.19%	1.25%	to	1.40%	(8.30) %	to	(8.14) %
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO (Effective date 12/31/2014)
2015	4	$9.35	to	$9.42	$37	2.07%	0.25%	to	1.20%	(6.46) %	to	(5.82) %
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2015	7	$19.29	to	$19.80	$141	0.36%	1.25%	to	1.40%	1.96%	to	2.11%
2014	5	$18.91	to	$19.39	$99	0.32%	1.25%	to	1.40%	12.03%	to	12.21%
2013	8	$16.88	to	$17.28	$135	0.45%	1.25%	to	1.40%	30.55%	to	30.81%
2012	7	$12.93	to	$12.93	$91	0.89%	1.40%	to	1.40%	18.30%	to	18.30%
2011	7	$10.93	to	$10.93	$73	0.42%	1.40%	to	1.40%	(4.04) %	to	(4.04) %
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
2015	4	$19.90	to	$20.45	$85	1.41%	1.25%	to	1.40%	(1.59) %	to	(1.44) %
2014	3	$20.22	to	$20.75	$68	1.38%	1.25%	to	1.40%	14.76%	to	14.89%
2013	3	$17.62	to	$18.06	$61	1.43%	1.25%	to	1.40%	35.54%	to	35.89%
2012	3	$13.00	to	$13.29	$34	1.56%	1.25%	to	1.40%	12.95%	to	13.01%
2011	7	$11.51	to	$11.76	$78	2.07%	1.25%	to	1.40%	2.58%	to	2.71%
GREAT-WEST AGGRESSIVE PROFILE I FUND (Effective date 01/09/2012)
2015	82	$10.96	to	$15.72	$1,274	2.38%	0.25%	to	1.00%	(1.73) %	to	(1.00) %
2014	73	$11.15	to	$15.87	$1,149	3.23%	0.25%	to	1.00%	7.11%	to	7.89%
2013	20	$14.71	to	$14.71	$289	3.00%	0.25%	to	0.25%	28.47%	to	28.47%
2012	1	$11.45	to	$11.45	$16	0.79%	0.25%	to	0.25%	14.50%	to	14.50%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 01/09/2012)
2015	20		$10.67	to	$17.18	$328	1.57%	0.25%	to	1.00%	(7.04) %	to	(6.33) %
2014	14		$11.48	to	$18.34	$249	1.73%	0.25%	to	1.00%	6.79%	to	7.57%
2013	48		$16.99	to	$17.05	$824	7.80%	0.25%	to	0.45%	48.13%	to	48.39%
GREAT-WEST BOND INDEX FUND (Effective date 01/09/2012)
2015	263		$9.99	to	$10.65	$2,794	1.64%	0.25%	to	1.20%	(0.08) %	to	(0.02) %
2014	175		$10.37	to	$10.65	$1,857	2.47%	0.25%	to	1.00%	4.64%	to	5.55%
2013	65		$10.05	to	$10.09	$658	1.86%	0.25%	to	0.45%	(2.99) %	to	(2.79) %
2012	10		$10.38	to	$10.38	$103	1.42%	0.25%	to	0.25%	3.80%	to	3.80%
GREAT-WEST CONSERVATIVE PROFILE I FUND (Effective date 01/09/2012)
2015	157		$10.20	to	$11.97	$1,723	2.64%	0.25%	to	1.20%	(2.30) %	to	(1.36) %
2014	100		$10.44	to	$12.14	$1,187	2.81%	0.25%	to	1.20%	3.67%	to	4.66%
2013	56		$11.55	to	$11.60	$653	3.93%	0.25%	to	0.45%	7.04%	to	7.31%
2012	0	*	$10.81	to	$10.81	$0*	0.00%	0.25%	to	0.25%	8.10%	to	8.10%
GREAT-WEST FEDERATED BOND FUND (Effective date 01/09/2012)
2015	75		$9.84	to	$10.67	$795	2.68%	0.25%	to	1.20%	(1.61) %	to	(1.41) %
2014	72		$10.76	to	$10.82	$781	3.28%	0.25%	to	0.45%	4.77%	to	4.95%
2013	0	*	$10.31	to	$10.31	$2	0.76%	0.25%	to	0.25%	(2.46) %	to	(2.46) %
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND (Effective date 12/31/2014)
2015	22		$9.48	to	$9.48	$208	6.32%	1.20%	to	1.20%	(5.17) %	to	(5.17) %
GREAT-WEST INTERNATIONAL INDEX FUND (Effective date 01/09/2012)
2015	148		$9.21	to	$13.11	$1,882	1.15%	0.25%	to	1.20%	(2.27) %	to	(1.33) %
2014	98		$9.45	to	$13.29	$1,294	3.54%	0.25%	to	1.00%	(7.08) %	to	(6.41) %
2013	14		$14.20	to	$14.20	$199	3.82%	0.25%	to	0.25%	20.85%	to	20.85%
GREAT-WEST INVESCO SMALL CAP VALUE FUND (Effective date 12/31/2014)
2015	2		$9.18	to	$9.16	$15	0.25%	0.25%	to	1.20%	(8.23) %	to	(8.45) %
GREAT-WEST LIFETIME 2015 FUND II (Effective date 01/09/2012)
2015	4		$12.56	to	$12.56	$55	1.70%	0.25%	to	0.25%	(1.41) %	to	(1.41) %
2014	4		$12.73	to	$12.73	$56	2.30%	0.25%	to	0.25%	5.73%	to	5.73%
2013	4		$12.04	to	$12.04	$53	1.98%	0.25%	to	0.25%	8.76%	to	8.76%
GREAT-WEST LIFETIME 2025 FUND II (Effective date 01/09/2012)
2015	154		$10.39	to	$13.40	$1,836	2.01%	0.25%	to	1.20%	(2.60) %	to	(1.67) %
2014	83		$10.69	to	$13.62	$1,089	3.06%	0.25%	to	1.00%	5.11%	to	5.91%
2013	34		$12.80	to	$12.86	$439	2.27%	0.25%	to	0.45%	13.98%	to	14.31%
GREAT-WEST LIFETIME 2035 FUND II (Effective date 01/09/2012)
2015	69		$10.52	to	$14.30	$986	1.82%	0.25%	to	1.00%	(2.63) %	to	(1.89) %
2014	62		$14.49	to	$14.58	$909	3.87%	0.25%	to	0.45%	5.84%	to	6.04%
2013	11		$13.69	to	$13.75	$149	2.59%	0.25%	to	0.45%	20.19%	to	20.40%
GREAT-WEST LIFETIME 2045 FUND II (Effective date 01/09/2012)
2015	4		$10.47	to	$14.48	$56	2.25%	0.25%	to	1.00%	(2.90) %	to	(2.18) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LIFETIME 2055 FUND II (Effective date 01/09/2012)
2015	31	$10.32	to	$14.36	$366	1.49%	0.25%	to	1.20%	(3.30) %	to	(2.38) %
2014	8	$14.71	to	$14.71	$124	5.39%	0.25%	to	0.25%	4.92%	to	4.92%
GREAT-WEST LOOMIS SAYLES BOND FUND (Effective date 01/09/2012)
2015	132	$9.45	to	$11.87	$1,549	2.36%	0.25%	to	1.20%	(5.52) %	to	(6.78) %
2014	109	$10.31	to	$12.74	$1,370	4.52%	0.25%	to	1.00%	2.38%	to	3.24%
2013	43	$12.29	to	$12.34	$529	5.40%	0.25%	to	0.45%	7.52%	to	7.77%
2012	2	$11.43	to	$11.45	$21	0.81%	0.25%	to	0.45%	14.30%	to	14.50%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND (Effective date 01/09/2012)
2015	12	$9.19	to	$15.41	$186	0.23%	0.25%	to	1.20%	(8.14) %	to	(3.71) %
2014	9	$15.91	to	$16.00	$147	0.87%	0.25%	to	0.45%	4.40%	to	4.58%
2013	27	$15.24	to	$15.30	$410	2.27%	0.25%	to	0.45%	34.27%	to	34.56%
GREAT-WEST MFS INTERNATIONAL GROWTH FUND (Effective date 03/01/2013)
2015	16	$9.48	to	$13.52	$198	1.08%	0.25%	to	1.20%	(1.18) %	to	(0.25) %
2014	5	$13.55	to	$13.55	$65	0.91%	0.25%	to	0.25%	(5.64) %	to	(5.64) %
2013	2	$14.36	to	$14.36	$36	1.30%	0.25%	to	0.25%	17.90%	to	17.90%
GREAT-WEST MFS INTERNATIONAL VALUE FUND (Effective date 01/09/2012)
2015	104	$9.66	to	$14.32	$1,445	0.96%	0.25%	to	1.20%	(3.38) %	to	6.19%
2014	69	$10.26	to	$13.48	$933	1.87%	0.25%	to	1.00%	- %	to	0.75%
2013	4	$13.33	to	$13.38	$57	5.48%	0.25%	to	0.45%	16.73%	to	16.96%
GREAT-WEST MODERATE PROFILE I FUND (Effective date 01/09/2012)
2015	372	$9.58	to	$13.48	$4,644	2.27%	0.25%	to	1.20%	(4.22) %	to	(1.18) %
2014	282	$10.77	to	$13.64	$3,824	3.42%	0.25%	to	1.00%	5.38%	to	6.15%
2013	170	$12.80	to	$12.85	$2,186	5.25%	0.25%	to	0.45%	15.63%	to	15.87%
2012	7	$11.09	to	$11.09	$77	5.60%	0.25%	to	0.25%	10.90%	to	10.90%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND (Effective date 01/09/2012)
2015	458	$9.53	to	$14.22	$6,281	2.36%	0.25%	to	1.20%	(4.73) %	to	(1.02) %
2014	265	$10.88	to	$14.36	$3,757	3.17%	0.25%	to	1.00%	5.73%	to	6.53%
2013	182	$13.43	to	$13.48	$2,455	2.26%	0.25%	to	0.45%	19.91%	to	20.14%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND (Effective date 01/09/2012)
2015	153	$10.37	to	$12.72	$1,892	2.42%	0.25%	to	1.20%	(2.11) %	to	(1.17) %
2014	105	$12.87	to	$12.87	$1,354	3.71%	0.25%	to	0.25%	5.41%	to	5.41%
2013	34	$12.21	to	$12.21	$413	2.99%	0.25%	to	0.25%	11.51%	to	11.51%
2012	11	$10.95	to	$10.95	$124	1.18%	0.25%	to	0.25%	9.50%	to	9.50%
GREAT-WEST MONEY MARKET FUND (Effective date 01/09/2012)
2015	1,268	$9.74	to	$9.90	$12,535	0.00%	0.25%	to	1.20%	(1.20) %	to	(0.25) %
2014	830	$9.86	to	$9.93	$8,231	0.00%	0.25%	to	1.20%	(1.20) %	to	(0.20) %
2013	958	$9.91	to	$9.95	$9,526	0.00%	0.25%	to	0.45%	(0.50) %	to	(0.30) %
2012	237	$9.96	to	$9.98	$2,362	0.00%	0.25%	to	0.45%	(0.40) %	to	(0.20) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST PUTNAM EQUITY INCOME FUND (Effective date 05/01/2013)
2015	24		$11.23	to	$12.66	$295		1.53%	0.25%	to	1.00%	(4.50) %	to	(3.77) %
2014	17		$11.75	to	$13.15	$221		2.22%	0.25%	to	1.00%	11.16%	to	12.11%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND (Effective date 01/09/2012)
2015	44		$9.66	to	$11.82	$503		5.70%	0.25%	to	1.00%	(5.64) %	to	(4.92) %
2014	46		$10.23	to	$12.43	$564		5.25%	0.25%	to	1.00%	1.09%	to	1.80%
2013	23		$12.16	to	$12.21	$279		6.79%	0.25%	to	0.45%	7.14%	to	7.39%
2012	0	*	$11.37	to	$11.37	$4		0.53%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST REAL ESTATE INDEX FUND (Effective date 05/01/2013)
2015	75		$10.41	to	$11.97	$899		2.12%	0.25%	to	1.20%	4.07%	to	3.42%
2014	46		$12.17	to	$11.57	$534		2.68%	0.25%	to	1.00%	29.47%	to	30.59%
GREAT-WEST S&P 500® INDEX FUND (Effective date 01/09/2012)
2015	559		$11.79	to	$16.80	$9,167		1.28%	0.25%	to	1.20%	(0.46) %	to	0.50%
2014	430		$11.87	to	$16.72	$7,142		2.16%	0.25%	to	1.00%	11.88%	to	12.74%
2013	142		$14.77	to	$14.83	$2,110		2.77%	0.25%	to	0.45%	31.06%	to	31.36%
2012	6		$11.27	to	$11.29	$66		0.96%	0.25%	to	0.45%	12.70%	to	12.90%
GREAT-WEST S&P MID CAP 400® INDEX FUND (Effective date 01/09/2012)
2015	135		$10.78	to	$16.04	$2,031		1.01%	0.25%	to	1.20%	(3.94) %	to	(3.02) %
2014	94		$11.25	to	$16.54	$1,509		1.81%	0.25%	to	1.00%	8.17%	to	8.96%
2013	42		$15.12	to	$15.18	$633		2.36%	0.25%	to	0.45%	32.05%	to	32.35%
2012	1		$11.47	to	$11.47	$16		1.01%	0.25%	to	0.25%	14.70%	to	14.70%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND (Effective date 01/09/2012)
2015	126		$10.53	to	$16.27	$1,953		1.15%	0.25%	to	1.20%	(3.70) %	to	(2.78) %
2014	105		$10.97	to	$16.73	$1,733		1.38%	0.25%	to	1.00%	4.18%	to	4.89%
2013	145		$15.88	to	$15.95	$2,311		3.19%	0.25%	to	0.45%	39.91%	to	40.28%
2012	1		$11.37	to	$11.37	$16		0.86%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST SECUREFOUNDATION BALANCED FUND (Effective date 01/09/2012)
2015	3,672		$9.58	to	$13.30	$35,883		2.60%	0.25%	to	1.20%	(4.21) %	to	(1.12) %
2014	104		$10.69	to	$13.45	$1,117		2.33%	0.25%	to	1.20%	4.60%	to	5.66%
2013	2		$12.73	to	$12.73	$22		2.40%	0.25%	to	0.25%	15.52%	to	15.52%
2012	0	*	$11.02	to	$11.02	$0	*	0.09%	0.25%	to	0.25%	10.20%	to	10.20%
GREAT-WEST SHORT DURATION BOND FUND (Effective date 01/09/2012)
2015	148		$9.91	to	$10.67	$1,560		1.18%	0.25%	to	1.20%	(0.67) %	to	0.28%
2014	139		$9.97	to	$10.64	$1,474		1.60%	0.25%	to	1.20%	(0.20) %	to	0.76%
2013	74		$10.56	to	$10.56	$776		2.00%	0.25%	to	0.25%	1.15%	to	1.15%
2012	7		$10.44	to	$10.44	$74		2.02%	0.25%	to	0.25%	4.40%	to	4.40%
GREAT-WEST STOCK INDEX FUND (Effective date 01/09/2012)
2015	77		$11.71	to	$16.77	$1,261		1.58%	0.25%	to	1.20%	(0.64) %	to	0.31%
2014	71		$11.82	to	$16.72	$1,172		1.91%	0.25%	to	1.00%	11.61%	to	12.52%
2013	39		$14.80	to	$14.86	$581		2.18%	0.25%	to	0.45%	31.09%	to	31.39%
2012	1		$11.31	to	$11.31	$12		15.07%	0.25%	to	0.25%	13.10%	to	13.10%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND (Effective date 01/09/2012)
2015	82	$9.65	to	$18.09	$1,375	0.02%	0.25%	to	1.20%	(3.52) %	to	6.25%
2014	46	$11.70	to	$17.03	$766	0.83%	0.25%	to	1.00%	11.64%	to	12.48%
2013	47	$15.08	to	$15.14	$706	0.21%	0.25%	to	0.45%	35.73%	to	36.03%
GREAT-WEST TEMPLETON GLOBAL BOND FUND (Effective date 01/09/2012)
2015	92	$9.36	to	$10.92	$956	4.20%	0.25%	to	1.20%	(5.31) %	to	(4.43) %
2014	58	$9.91	to	$11.42	$659	6.76%	0.25%	to	1.00%	(0.80) %	to	(0.09) %
2013	8	$11.39	to	$11.43	$87	1.79%	0.25%	to	0.45%	0.09%	to	0.26%
2012	1	$11.38	to	$11.40	$7	1.37%	0.25%	to	0.45%	13.80%	to	14.00%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND (Effective date 01/09/2012)
2015	29	$10.01	to	$10.64	$312	2.09%	0.25%	to	1.20%	0.05%	to	0.55%
2014	23	$10.52	to	$10.59	$242	2.52%	0.25%	to	0.45%	4.99%	to	5.27%
2013	1	$10.06	to	$10.06	$10	0.57%	0.25%	to	0.25%	(2.33) %	to	(2.33) %
INVESCO V.I. CORE EQUITY FUND (Effective date 01/09/2012)
2015	33	$10.26	to	$14.35	$356	0.97%	0.25%	to	1.20%	(7.12) %	to	(6.24) %
2014	13	$11.07	to	$15.30	$164	0.30%	0.25%	to	1.00%	6.75%	to	7.59%
2013	3	$14.22	to	$14.22	$39	1.31%	0.25%	to	0.25%	28.57%	to	28.57%
2012	2	$11.06	to	$11.06	$27	0.00%	0.25%	to	0.25%	10.60%	to	10.60%
INVESCO V.I. GLOBAL REAL ESTATE FUND (Effective date 01/09/2012)
2015	24	$9.68	to	$14.58	$312	3.15%	0.25%	to	1.20%	(3.21) %	to	(1.99) %
2014	17	$10.75	to	$14.88	$256	1.47%	0.25%	to	1.00%	13.04%	to	14.11%
2013	9	$12.99	to	$13.04	$112	4.77%	0.25%	to	0.45%	1.96%	to	2.19%
INVESCO V.I. GROWTH & INCOME FUND (Effective date 01/09/2012)
2015	85	$10.95	to	$15.74	$1,295	2.40%	0.25%	to	1.00%	(4.28) %	to	(3.55) %
2014	65	$11.44	to	$16.32	$1,053	1.62%	0.25%	to	1.00%	8.85%	to	9.68%
2013	29	$14.82	to	$14.88	$437	1.45%	0.25%	to	0.45%	33.15%	to	33.45%
2012	2	$11.13	to	$11.15	$26	0.00%	0.25%	to	0.45%	11.30%	to	11.50%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2015	53	$9.70	to	$13.09	$647	1.34%	0.25%	to	1.20%	(3.78) %	to	(2.86) %
2014	45	$10.08	to	$13.47	$585	1.56%	0.25%	to	1.20%	(1.18) %	to	(0.15) %
2013	31	$13.44	to	$13.49	$419	2.00%	0.25%	to	0.45%	18.21%	to	18.44%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 01/09/2012)
2015	4	$10.01	to	$14.61	$40	0.00%	0.25%	to	1.00%	(6.68) %	to	(5.97) %
2014	1	$15.54	to	$15.54	$11	0.00%	0.25%	to	0.25%	1.83%	to	1.83%
2013	32	$15.26	to	$15.26	$490	0.00%	0.25%	to	0.25%	36.74%	to	36.74%
JANUS ASPEN BALANCED PORTFOLIO (Effective date 01/09/2012)
2015	149	$10.99	to	$14.47	$1,977	1.84%	0.25%	to	1.20%	(0.79) %	to	0.16%
2014	57	$11.08	to	$14.44	$796	1.56%	0.25%	to	1.20%	6.95%	to	7.92%
2013	7	$13.38	to	$13.38	$95	1.90%	0.25%	to	0.25%	19.57%	to	19.57%
2012	46	$11.19	to	$11.19	$512	1.66%	0.25%	to	0.25%	11.90%	to	11.90%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
JANUS ASPEN ENTERPRISE PORTFOLIO (Effective date 05/01/2015)
2015	10		$9.69	to	$9.75	$100	0.46%	0.25%	to	1.20%	(3.07) %	to	(2.46) %
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2015	92		$21.97	to	$11.16	$1,037	2.01%	0.25%	to	1.40%	(1.45) %	to	(0.31) %
2014	73		$22.30	to	$11.20	$829	1.76%	0.25%	to	1.40%	3.24%	to	0.72%
2013	25		$21.60	to	$10.72	$280	3.26%	0.25%	to	1.40%	(1.68) %	to	(0.56) %
2012	3		$21.97	to	$10.78	$54	2.43%	0.25%	to	1.40%	6.55%	to	7.80%
2011	2		$20.62	to	$20.62	$44	5.55%	1.40%	to	1.40%	4.94%	to	4.94%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2015	8		$18.88	to	$19.41	$142	0.59%	1.25%	to	1.40%	(9.86) %	to	(9.73) %
2014	9		$20.94	to	$21.50	$183	5.46%	1.25%	to	1.40%	(13.11) %	to	(12.96) %
2013	13		$24.10	to	$24.70	$307	3.08%	1.25%	to	1.40%	12.99%	to	13.15%
2012	15		$21.33	to	$21.83	$317	0.70%	1.25%	to	1.40%	11.91%	to	12.06%
2011	16		$19.06	to	$19.48	$311	0.49%	1.25%	to	1.40%	(33.12) %	to	(33.04) %
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 01/09/2012)
2015	23		$7.96	to	$10.14	$222	0.54%	0.25%	to	1.20%	(9.89) %	to	(9.03) %
2014	16		$11.15	to	$11.15	$180	7.31%	0.25%	to	0.25%	(12.34) %	to	(12.34) %
2013	8		$12.72	to	$12.72	$104	2.19%	0.25%	to	0.25%	13.98%	to	13.98%
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (Effective date 01/09/2012)
2015	24		$10.56	to	$14.16	$331	0.99%	0.25%	to	1.20%	(4.83) %	to	(3.93) %
2014	31		$11.12	to	$14.74	$449	3.70%	0.25%	to	1.00%	7.34%	to	8.14%
2013	11		$13.63	to	$13.63	$144	0.99%	0.25%	to	0.25%	25.51%	to	25.51%
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO (Effective date 05/01/2015)
2015	2		$9.14	to	$9.19	$17	0.00%	0.25%	to	1.00%	(8.60) %	to	(8.14) %
LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO (Effective date 01/09/2012)
2015	0	*	$15.65	to	$15.65	$2	0.00%	0.25%	to	0.25%	(2.63) %	to	(2.63) %
2014	0	*	$16.07	to	$16.07	$6	0.00%	0.25%	to	0.25%	10.75%	to	10.75%
2013	0	*	$14.51	to	$14.51	$3	0.00%	0.25%	to	0.25%	34.98%	to	34.98%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO (Effective date 05/16/2014)
2015	16		$10.22	to	$10.38	$167	0.00%	0.25%	to	1.20%	(9.30) %	to	(8.44) %
2014	3		$11.27	to	$11.33	$34	0.00%	0.25%	to	1.20%	12.66%	to	13.33%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO (Effective date 01/09/2012)
2015	28		$11.25	to	$16.30	$453	0.30%	0.25%	to	1.00%	(1.60) %	to	(0.84) %
2014	27		$16.34	to	$16.44	$448	0.11%	0.25%	to	0.45%	9.59%	to	9.82%
2013	101		$14.91	to	$14.97	$1,505	0.38%	0.25%	to	0.45%	36.79%	to	37.09%
NVIT DEVELOPING MARKETS FUND
2015	8		$17.79	to	$18.33	$150	1.00%	1.25%	to	1.40%	(17.48) %	to	(17.36) %
2014	12		$21.56	to	$22.18	$259	0.75%	1.25%	to	1.40%	(7.19) %	to	(7.04) %
2013	17		$23.23	to	$23.86	$400	0.93%	1.25%	to	1.40%	(1.36) %	to	(1.20) %
2012	26		$23.55	to	$24.15	$610	0.10%	1.25%	to	1.40%	15.16%	to	15.33%
2011	29		$20.45	to	$20.94	$595	0.28%	1.25%	to	1.40%	(23.47) %	to	(23.38) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/16/2014)
2015	15	$8.92	to	$10.63	$156	0.56%	0.25%	to	1.20%	(10.84) %	to	(6.33) %
2014	2	$11.30	to	$11.35	$19	0.00%	0.25%	to	1.00%	12.97%	to	13.50%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 01/09/2012)
2015	24	$5.70	to	$5.26	$128	3.39%	0.25%	to	1.20%	(26.54) %	to	(25.84) %
2014	14	$7.77	to	$7.09	$102	0.25%	0.25%	to	1.00%	(19.48) %	to	(18.79) %
2013	6	$8.69	to	$8.73	$52	1.39%	0.25%	to	0.45%	(15.14) %	to	(14.91) %
PIMCO VIT LOW DURATION PORTFOLIO (Effective date 01/09/2012)
2015	80	$9.85	to	$10.51	$833	3.42%	0.25%	to	1.20%	(0.99) %	to	(0.04) %
2014	63	$9.95	to	$10.52	$664	1.07%	0.25%	to	1.20%	(0.40) %	to	0.57%
2013	14	$10.42	to	$10.46	$147	0.88%	0.25%	to	0.45%	(0.67) %	to	(0.57) %
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 01/09/2012)
2015	23	$9.52	to	$9.70	$218	4.33%	0.25%	to	1.20%	(3.96) %	to	(3.05) %
2014	18	$9.95	to	$10.01	$178	1.66%	0.25%	to	0.45%	2.58%	to	2.77%
2013	1	$9.70	to	$9.70	$12	1.66%	0.45%	to	0.45%	(9.77) %	to	(9.77) %
PIMCO VIT TOTAL RETURN PORTFOLIO (Effective date 01/09/2012)
2015	187	$10.12	to	$11.06	$2,043	5.15%	0.25%	to	1.20%	(0.84) %	to	0.10%
2014	160	$10.23	to	$11.04	$1,753	2.15%	0.25%	to	1.00%	3.13%	to	3.86%
2013	78	$10.59	to	$10.63	$831	2.24%	0.25%	to	0.45%	(2.49) %	to	(2.30) %
2012	4	$10.86	to	$10.88	$40	0.25%	0.25%	to	0.45%	8.60%	to	8.80%
PUTNAM VT ABSOLUTE RETURN 500 FUND (Effective date 05/01/2015)
2015	13	$9.72	to	$9.83	$123	0.00%	0.25%	to	1.20%	(2.79) %	to	(1.69) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 01/09/2012)
2015	5	$10.06	to	$10.41	$53	1.19%	0.25%	to	1.20%	(1.84) %	to	(0.90) %
2014	3	$10.50	to	$10.50	$30	2.02%	0.25%	to	0.25%	3.96%	to	3.96%
2013	3	$10.10	to	$10.10	$29	1.53%	0.25%	to	0.25%	(0.69) %	to	(0.69) %
PUTNAM VT CAPITAL OPPORTUNITIES FUND (Effective date 01/09/2012)
2015	11	$10.22	to	$14.63	$162	0.26%	0.25%	to	1.00%	(8.53) %	to	(7.84) %
2014	8	$15.78	to	$15.87	$133	0.32%	0.25%	to	0.45%	6.55%	to	6.72%
2013	6	$14.81	to	$14.87	$92	0.36%	0.25%	to	0.45%	33.54%	to	33.84%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 12/31/2014)
2015	39	$9.90	to	$9.63	$385	0.41%	0.25%	to	1.20%	(1.02) %	to	(3.75) %
PUTNAM VT GLOBAL EQUITY FUND (Effective date 12/31/2014)
2015	7	$9.09	to	$9.14	$69	0.00%	0.25%	to	1.20%	(9.06) %	to	(8.60) %
PUTNAM VT GROWTH AND INCOME FUND (Effective date 12/31/2014)
2015	20	$9.04	to	$9.02	$178	0.00%	0.25%	to	1.20%	(9.62) %	to	(9.85) %
PUTNAM VT GROWTH OPPORTUNITIES FUND (Effective date 12/31/2014)
2015	12	$9.98	to	$9.73	$121	0.00%	0.25%	to	1.20%	(0.18) %	to	(2.71) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
PUTNAM VT INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2015	10		$9.57	to	$13.74	$120	0.00%	0.25%	to	1.20%	(0.08) %	to	0.87%
2014	3		$9.58	to	$13.62	$35	0.03%	0.25%	to	1.20%	(7.26) %	to	(6.39) %
2013	3		$14.55	to	$14.55	$38	3.46%	0.25%	to	0.25%	22.06%	to	22.06%
PUTNAM VT RESEARCH FUND (Effective date 12/31/2014)
2015	2		$9.73	to	$9.49	$22	0.00%	0.25%	to	1.20%	(2.72) %	to	(5.11) %
PUTNAM VT SMALL CAP VALUE FUND (Effective date 12/31/2014)
2015	0	*	$9.48	to	$9.34	$3	0.00%	0.25%	to	1.00%	(5.18) %	to	(6.64) %
PUTNAM VT VOYAGER FUND (Effective date 01/09/2012)
2015	15		$10.84	to	$16.01	$213	0.86%	0.25%	to	1.20%	(7.23) %	to	(6.35) %
2014	12		$11.71	to	$17.09	$192	1.10%	0.25%	to	1.00%	8.63%	to	9.41%
2013	97		$15.62	to	$15.62	$1,517	0.41%	0.25%	to	0.25%	43.43%	to	43.43%
2012	1		$10.89	to	$10.89	$13	0.00%	0.25%	to	0.25%	8.90%	to	8.90%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (Effective date 05/16/2014)
2015	195		$9.93	to	$12.41	$2,394	0.00%	0.25%	to	1.20%	(0.73) %	to	10.53%
2014	47		$11.16	to	$11.23	$525	0.00%	0.25%	to	1.20%	11.64%	to	12.30%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 01/09/2012)
2015	40		$15.50	to	$27.74	$1,069	0.00%	0.25%	to	1.20%	11.12%	to	12.19%
2014	36		$13.95	to	$24.73	$871	0.00%	0.25%	to	1.20%	29.65%	to	30.92%
2013	124		$18.89	to	$18.89	$2,337	0.00%	0.25%	to	0.25%	50.16%	to	50.16%
2012	1		$12.58	to	$12.58	$13	0.00%	0.25%	to	0.25%	25.80%	to	25.80%
UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO (Effective date 01/09/2012)
2015	2		$13.99	to	$13.99	$22	0.00%	0.25%	to	0.25%	(6.23) %	to	(6.23) %
2014	2		$14.92	to	$14.92	$26	0.00%	0.25%	to	0.25%	1.63%	to	1.63%
2013	10		$14.68	to	$14.68	$151	0.00%	0.25%	to	0.25%	37.07%	to	37.07%
VAN ECK VIP EMERGING MARKETS FUND
2015	5		$26.54	to	$26.54	$140	0.55%	1.40%	to	1.40%	(15.19) %	to	(15.19) %
2014	7		$31.29	to	$31.29	$208	0.52%	1.40%	to	1.40%	(1.79) %	to	(1.79) %
2013	9		$31.86	to	$31.86	$284	1.90%	1.40%	to	1.40%	10.43%	to	10.43%
2012	15		$28.85	to	$29.61	$439	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2011	14		$22.54	to	$23.10	$317	1.22%	1.25%	to	1.40%	(26.77) %	to	(26.64) %
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S (Effective date 01/09/2012)
2015	13		$5.09	to	$5.79	$70	0.02%	0.25%	to	1.20%	(34.42) %	to	(33.78) %
2014	7		$7.77	to	$8.74	$58	0.00%	0.25%	to	1.00%	(20.23) %	to	(19.60) %
2013	2		$10.82	to	$10.87	$19	0.32%	0.25%	to	0.45%	9.74%	to	10.02%
2012	1		$9.86	to	$9.88	$10	0.00%	0.25%	to	0.45%	(1.40) %	to	(1.20) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2015	2	$27.41	to	$27.41	$47	0.04%	1.40%	to	1.40%	(34.37) %	to	(34.37) %
2014	4	$41.76	to	$41.76	$156	0.09%	1.40%	to	1.40%	(20.24) %	to	(20.24) %
2013	4	$52.36	to	$54.31	$196	0.78%	1.25%	to	1.40%	9.02%	to	9.17%
2012	6	$48.03	to	$49.75	$285	0.54%	1.25%	to	1.40%	1.93%	to	2.09%
2011	12	$47.12	to	$48.73	$545	1.33%	1.25%	to	1.40%	(17.61) %	to	(17.48) %

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-2 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company as listed in Appendix A as of December 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2016

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALGER SMALL CAP GROWTH PORTFOLIO

ALGER SMID CAP GROWTH PORTFOLIO

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

AMERICAN FUNDS IS INTERNATIONAL FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

BLACKROCK HIGH YIELD VI FUND

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP REIT SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE GLOBAL SMALL CAP VIP

DEUTSCHE LARGE CAP VALUE VIP

DEUTSCHE SMALL MID CAP VALUE VIP

DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

FIDELITY VIP ASSET MANAGER PORTFOLIO

FIDELITY VIP CONTRAFUND PORTFOLIO

FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

FIDELITY VIP GROWTH PORTFOLIO

FIDELITY VIP HIGH INCOME PORTFOLIO

FIDELITY VIP INDEX 500 PORTFOLIO

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

FIDELITY VIP OVERSEAS PORTFOLIO

FRANKLIN INCOME VIP FUND

GOLDMAN SACHS VIT LARGE CAP VALUE FUND

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND

GREAT-WEST AGGRESSIVE PROFILE I FUND

GREAT-WEST ARIEL MID CAP VALUE FUND

GREAT-WEST BOND INDEX FUND

GREAT-WEST CONSERVATIVE PROFILE I FUND

GREAT-WEST FEDERATED BOND FUND

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

GREAT-WEST INTERNATIONAL INDEX FUND

GREAT-WEST INVESCO SMALL CAP VALUE FUND

GREAT-WEST LIFETIME 2015 FUND II

GREAT-WEST LIFETIME 2025 FUND II

GREAT-WEST LIFETIME 2035 FUND II

GREAT-WEST LIFETIME 2045 FUND II

GREAT-WEST LIFETIME 2055 FUND II

GREAT-WEST LOOMIS SAYLES BOND FUND

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

GREAT-WEST MFS INTERNATIONAL VALUE FUND

GREAT-WEST MODERATE PROFILE I FUND

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

GREAT-WEST MONEY MARKET FUND

GREAT-WEST PUTNAM EQUITY INCOME FUND

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

GREAT-WEST REAL ESTATE INDEX FUND

GREAT-WEST S&P 500® INDEX FUND

GREAT-WEST S&P MID CAP 400® INDEX FUND

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

GREAT-WEST SECUREFOUNDATION BALANCED FUND

GREAT-WEST SHORT DURATION BOND FUND

GREAT-WEST STOCK INDEX FUND

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

GREAT-WEST TEMPLETON GLOBAL BOND FUND

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. GLOBAL REAL ESTATE FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. SMALL CAP EQUITY FUND

JANUS ASPEN BALANCED PORTFOLIO

JANUS ASPEN ENTERPRISE PORTFOLIO

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

NVIT DEVELOPING MARKETS FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PUTNAM VT ABSOLUTE RETURN 500 FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT CAPITAL OPPORTUNITIES FUND

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

PUTNAM VT GLOBAL EQUITY FUND

PUTNAM VT GROWTH AND INCOME FUND

PUTNAM VT GROWTH OPPORTUNITIES FUND

PUTNAM VT INCOME FUND

PUTNAM VT INTERNATIONAL EQUITY FUND

PUTNAM VT INTERNATIONAL GROWTH FUND

PUTNAM VT RESEARCH FUND

PUTNAM VT SMALL CAP VALUE FUND

PUTNAM VT VOYAGER FUND

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO

VAN ECK VIP EMERGING MARKETS FUND

VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2015 and 2014, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith in the Statement of Additional Information.

(b)	Exhibits
(1)

Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (formerly Varifund Variable Annuity Account is incorporated by reference to Form N-4 Registration Statement filed October 1, 2009 (File No. 333-162272).

	(2)	Not applicable.

(3)

Form of Underwriting Agreement between Depositor and GWFS Equities, Inc. is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926). Amendment to Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on March 1, 2013 (File No. 333-176926).

(4)(a)

Form of the variable annuity contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(4)(b)	Form of Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(4)(c)	Form of Endorsement is incorporated by reference to initial Registration Statement on Form N-4 filed on September 20, 2011 (File No. 333-176926).

	(4)(d)	Form of Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on March 26, 2012 (File No. 333-176926).

	(4)(e)	Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on October 21, 2014 (File No. 333-176926).

	(4)(f)	Form of Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on October 21, 2014 (File No. 333-176926).

	(5)	Form of application is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(6)(a)

Articles of Incorporation of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

	(6)(b)	Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

	(7)	Not Applicable.

C-1

(8)(a)

Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(b)

Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(c)

Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No.333-177070).

(8)(d)

Fund Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(e)

Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(f)

Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

C 2

(8)(g)

Participation Agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(h)

Form of Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Variable Annuity-1 Series’ Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Form of amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(i)

Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(j)

Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(k)

Form of Participation Agreement with AIM Variable Insurance Fund, now, Invesco Variable Insurance Fund, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(l)

Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(m)

Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(n)

Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(o)

Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

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(8)(p)

Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 filed on April 29, 2015 (File No. 333-176926).

(8)(q)

Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.) is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(r)

Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(s)

Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(t)

Form of Participation Agreement with Putnam Variable Trust and amendments thereto are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(8)(u)

Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(v)

Participation Agreement with The Universal Institutional Funds, Inc. and amendment thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(w)

Participation Agreement with Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(8)(x)

Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(9)	Opinion of counsel and consent is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A., is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)

Powers of Attorney for Directors Bernbach, Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., P. Desmarais III, Généreux, Louvel, Mahon, Nickerson, Orr, Plessis-Bélair, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.

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Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A. Desmarais	(4)	Director

O. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

P. Desmarais III	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

M. Plessis-Bélair	(4)	Director

R.L. Reynolds	(2)	Director, President and Chief Executive Officer

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy	(2)	President, Empower Retirement

D.L. Musto	(2)	Executive Vice President, Empower Retirement

R.K. Shaw	(2)	President, Individual Markets

B.A. Byrne	(3)	Deputy General Counsel and Chief Compliance Officer

M.R. Edwards	(3)	Senior Vice President, FASCore Operations

C 5

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.M. Gearin	(2)	Senior Vice President, RPS Operations

W.Van Harlow	(2)	Senior Vice President, GWF Institute and Strategic Solutions

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

S.E. Jenks	(2)	Senior Vice President, Marketing

J.W. Knight	(3)	Senior Vice President and Chief Information Officer

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

A.S. Bolotin	(2)	Senior Vice President and Chief Financial Officer

W.J. McDermott	(2)	Senior Vice President, RPS Segment Distribution

D.G. McLeod	(2)	Senior Vice President, Product Management

R.G. Schultz	(3)	General Counsel, Chief Legal Officer and Secretary

B. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.S. Tocher	(3)	Chief Investment Officer, Segregated Funds

C.E. Waddell	(3)	Senior Vice President, Rollover

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/2015

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

(State/Country of Organization) - Nature of Business

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Organizational Chart – December 31, 2015

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19%% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2015 414,366,313 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 902,914,033.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,603,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,397,312 or 59.19% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
55.06% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
95.23% - Putnam Investments, LLC (4% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam Retail Management Limited Partnership)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.0% - PanAgora Asset Management, Inc. (17% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (70.0% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd. (acquired Dec 22, 2015)
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

70.0% - RMA Investment Company (Formerly TGS Investment Company) (30.0% owned by London Life Insurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP (30.0% owned by London Life Insurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - TMI Systems, Inc.
49.0% - Plan Direct Insurance Services Inc. (51% owned by the Great-West Life Assurance Company)
51.0% - Plan Direct Insurance Services Inc. (49.0% owned by TMI Systems, Inc.)
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 9542647 Canada Ltd. (Incorporated Dec 8, 2015)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company) (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)

75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
100.0% - Canada Life International Assurance (Ireland) DAC (formerly Legal and General International Ireland Limited- changed named July 29, 2015)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life & General Reinsurance Company Limited
100.0% - Canada Life International Re: Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - Canada Life International Assurance Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
100.0% - Canada Life (Ireland) Limited
11.29% - Irish Life Assurance p.l.c. (88.71% owned by Irish Life Group Limited)
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.

100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A SA
100.0% - Office Park De Mont-St-Guibert B SA
100.0% - Office Park De Mont-St-Guibert C SA
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 12, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
49.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (ACQUIRED Dec 11, 2015)
100.0% - Vestone Ltd.

100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Allianz p.l.c.
100.0% - Allianz Northern Ireland Ltd.
88.71% - Irish Life Assurance plc. (11.29% owned by Canada Life (Ireland) Limited
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 11, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life Group Holdings Limited

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
100.0% - Adason Realty Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
60.433% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.93% - Investment Planning Counsel Inc. (and 3.07% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.62% - IPC Portfolio Services Inc. (and 11.38% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E. Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.9% - Pernod Ricard (7.5% in capital)
16.6% - Umicore
7.6% - Ontex
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.8% - Imerys (53.9% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
99.9% - Sagerpar
3.5% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V. (in liquidation)
10.0% - GBL Participations SA
10.0% - GBL Finance S.á.r.l.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
2.2% - Total SA (2.4% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
90.0% - GBL Finance S.á.r.l.

100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
50.3% - Sagard 3 Millésime 1 FPCI

29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I
37.7% - Mérieux Participations II
100.0% - PrimeStone Parallel Vehicle SCS
1.7% - BDT
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
9.4% - LafargeHolcim
2.3% - Engie
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
2.72% - Acquisio Inc.
50.0% - Workopolis

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.21% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
62.90% - Potentia Solar Inc.
100.0% - Power Renewable Energy Corporation
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
47.15% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.25% - Sagard Capital Partners, L.P.
97.3% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
33.2% - WealthSimple Financial Corp.
100% - Wealthsimple Inc.
100% - Canadian ShareOwner Investments Inc.
100% - CSA Computing Inc.

Item 27.	Number of Contract Owners

As of February 29, 2016, there was one owner of a Qualified Contract and 466 owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses, some of which contracts are no longer for sale.

Item 28.	Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)         “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)         “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)         “Expenses” includes counsel fees.

(4)         “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)         “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)         “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

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(7)         “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)         Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)        The person conducted himself or herself in good faith; and

(b)        The person reasonably believed:

(I)        In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II)        In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c)        In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)        A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)        The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)        A corporation may not indemnify a director under this section:

(a)        In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)        In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)        Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)        A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)        The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

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(b)        The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)        A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)        The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)        Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)        Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)        If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)        If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)        A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)        The determinations required by under subsection (1) of this section shall be made:

(a)        By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)        If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)        If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

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(a)        By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)        By the shareholders.

(4)        Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)        Unless otherwise provided in the articles of incorporation:

(a)        An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)        A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)        Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder

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action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

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(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (GWL&A), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b) Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter

E.F. Murphy	(1)	Chairman, President, and Chief Executive Officer

R.K. Shaw	(1)	Director and Executive Vice President

D.L. Musto	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

W.S. Harmon	(1)	Senior Vice President

M.R. Edwards	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

B.A. Byrne	(1)	Senior Vice President, Legal & Chief Compliance Officer

S.A. Bendrick	(1)	Vice President

B.P. Neese	(1)	Senior Vice President

S.M. Gile	(1)	Vice President

M.C. Maiers	(1)	Vice President and Treasurer

T.L. Luiz	(1)	Compliance Officer

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(c) Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings and Representations

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 20th day of April, 2016.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr R. Jeffrey Orr*	Chairman of the Board	April 20, 2016

/s/ Robert L. Reynolds Robert L. Reynolds	Director, President and Chief Executive Officer	April 20, 2016

/s/ Andra S. Bolotin Andra S. Bolotin	Senior Vice President and Chief Financial Officer	April 20, 2016

/s/ John L. Bernbach John L. Bernbach*	Director	April 20, 2016

/s/ Marcel R. Coutu Marcel R. Coutu*	Director	April 20, 2016

/s/ André Desmarais André Desmarais*	Director	April 20, 2016

/s/ Olivier Desmarais Olivier Desmarais*	Director	April 20, 2016

/s/ Paul Desmarais, Jr. Paul Desmarais, Jr.*	Director	April 20, 2016

/s/ Paul Desmarais III Paul Desmarais III*	Director	April 20, 2016

/s/ Claude Généreux Claude Généreux*	Director	April 20, 2016

/s/ Alain Louvel Alain Louvel*	Director	April 20, 2016

/s/ Paul A. Mahon Paul A. Mahon*	Director	April 20, 2016

/s/ Jerry E.A. Nickerson Jerry E.A. Nickerson*	Director	April 20, 2016

/s/ Michel Plessis-Bélair Michel Plessis-Bélair*	Director	April 20, 2016

/s/ Henri P. Rousseau Henri P. Rousseau*	Director	April 20, 2016

/s/ Raymond Royer Raymond Royer*	Director	April 20, 2016

/s/ T. Timothy Ryan, Jr. T. Timothy Ryan, Jr.*	Director	April 20, 2016

/s/ Jerome J. Selitto Jerome J. Selitto*	Director	April 20, 2016

/s/ Gregory D. Tretiak Gregory D. Tretiak*	Director	April 20, 2016

/s/ Brian E. Walsh Brian E. Walsh*	Director	April 20, 2016

*By: /s/ Ryan L. Logsdon Ryan L. Logsdon		April 20, 2016
Attorney-in-Fact pursuant to Power of Attorney